SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 2024

Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2024; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2024, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	152,333	$1,875,971	$453,238	$124,426
Diversified Bond Class I *	812,883	8,315,695	873,626	1,879,695
Floating Rate Income Class I *	550,568	9,181,245	1,969,885	3,652,232
Floating Rate Income Class P *	610	10,418	10,418	-
High Yield Bond Class I *	676,460	7,211,541	1,167,777	1,197,653
Inflation Managed Class I *	568,089	7,016,422	761,243	1,743,409
Intermediate Bond Class I *	598,186	5,609,528	5,599,705	289,408
Managed Bond Class I *	665,808	9,245,535	1,608,703	2,307,068
Short Duration Bond Class I *	1,255,294	14,104,144	3,610,400	2,579,392
Emerging Markets Debt Class I *	98,110	1,301,988	386,588	745,781
Dividend Growth Class I *	765,732	32,438,592	2,925,599	5,682,574
Equity Index Class I *	1,159,770	177,136,455	22,111,311	25,204,968
Focused Growth Class I *	241,069	17,759,655	2,422,060	2,946,646
Growth Class I *	198,506	15,834,578	2,382,134	3,160,689
Hedged Equity Class I *	4,871,471	64,434,183	29,993,084	11,024,816
Large-Cap Core Class I *	126,254	10,839,643	3,343,988	2,201,502
Large-Cap Growth Class I *	506,756	14,623,746	2,183,155	3,916,822
Large-Cap Value Class I *	241,785	9,634,546	1,069,062	2,099,913
Mid-Cap Growth Class I *	431,774	11,751,221	964,792	2,362,084
Mid-Cap Plus Bond Alpha Class I *	227,074	8,514,560	1,790,235	1,260,533
Mid-Cap Value Class I *	222,839	7,272,295	1,020,534	1,368,571
Small-Cap Equity Class I *	257,697	8,400,228	2,591,791	666,237
Small-Cap Growth Class I *	193,412	5,514,515	916,480	2,112,891
Small-Cap Index Class I *	427,597	15,354,807	2,389,602	3,045,204
Small-Cap Plus Bond Alpha Class I *	366	3,711	3,894	7
Small-Cap Value Class I *	164,221	4,807,665	382,505	927,604
Value Class I *	172,542	3,838,006	563,753	558,264
Value Advantage Class I *	158,207	4,730,991	999,320	1,170,613
Emerging Markets Class I *	315,747	5,603,826	1,076,662	1,709,219
International Growth Class I *	45,812	435,316	169,595	17,180
International Large-Cap Class I *	475,646	6,836,410	425,240	1,646,385
International Small-Cap Class I *	96,079	1,228,144	135,637	325,168
International Value Class I *	236,508	4,159,489	484,871	1,303,938
Health Sciences Class I *	374,845	24,591,833	2,476,598	4,763,114
Real Estate Class I *	151,964	5,483,698	463,172	1,724,801
Technology Class I *	1,168,998	26,098,089	3,452,748	5,189,257
ESG Diversified Class I *	147,542	1,710,235	500,627	845,666
ESG Diversified Growth Class I *	19,906	220,885	60,959	7,646
PSF Avantis Balanced Allocation Class D *	856,132	15,637,406	1,738,840	3,434,571
PSF Avantis Balanced Allocation Class P *	7,834	144,964	-	9,572
Pacific Dynamix - Conservative Growth Class I *	1,847,119	39,770,953	1,060,951	6,283,473
Pacific Dynamix - Moderate Growth Class I *	4,875,180	147,819,670	7,678,714	24,812,688
Pacific Dynamix - Growth Class I *	6,011,641	220,080,264	29,881,458	12,382,178
Pacific Dynamix - Growth Class P *	945	34,947	-	657
Pacific Dynamix - Aggressive Growth Class I *	8,283	92,511	89,531	396
Portfolio Optimization Conservative Class I *	3,964,158	60,905,759	3,001,997	10,179,221
Portfolio Optimization Moderate-Conservative Class I *	4,899,121	89,275,568	1,022,102	18,040,848
Portfolio Optimization Moderate Class I *	17,414,915	373,341,737	1,932,295	54,543,332
Portfolio Optimization Growth Class I *	12,630,834	302,532,520	2,553,709	44,383,534
Portfolio Optimization Aggressive-Growth Class I *	3,075,932	79,000,505	1,446,049	13,033,864
Invesco Oppenheimer V.I. International Growth Series II	404,831	793,469	153,523	105,407
Invesco® V.I. American Value Series I	13,553	239,338	206,896	1,857
Invesco® V.I. Balanced-Risk Allocation Series II	2,337,846	19,333,990	4,688,146	2,605,065

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-4

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2024

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Invesco® V.I. Discovery Mid Cap Growth Series I *	146	$11,366	$10,708	$52
Invesco® V.I. Equity and Income Series II	168,080	2,912,823	749,470	232,757
Invesco® V.I. Global Real Estate Series II	86,111	1,123,748	298,664	479,185
Invesco® V.I. Global Series II	56,297	2,176,426	1,048,525	980,860
Invesco® V.I. Main Street Small Cap Fund® Series I	554	16,195	16,645	228
Invesco® V.I. Technology Series I	17,483	416,096	322,101	3,090
American Funds IS American High-Income Trust Class 4	438,415	4,414,839	1,851,653	1,320,717
American Funds IS Asset Allocation Class 1	11,239	292,657	151,909	10,167
American Funds IS Asset Allocation Class 4	9,531,369	242,192,083	40,997,787	34,111,856
American Funds IS Capital Income Builder® Class 4	477,869	5,906,465	758,375	336,137
American Funds IS Capital World Bond Class 4	84,530	792,049	121,322	229,701
American Funds IS Capital World Growth and Income Class 1	3,340	51,875	80,885	33,418
American Funds IS Capital World Growth and Income Class 4	241,703	3,644,879	844,591	615,871
American Funds IS Global Balanced Class 4	279,694	3,540,923	154,461	851,850
American Funds IS Global Growth Class 4	177,481	6,376,875	971,461	1,412,246
American Funds IS Global Small Capitalization Class 4	64,916	1,104,217	314,650	523,215
American Funds IS Growth Class 1	3,009	383,585	166,286	31,413
American Funds IS Growth Class 4	418,060	51,162,171	9,766,395	10,140,503
American Funds IS Growth-Income Class 1	1,406	97,817	5,206	3,370
American Funds IS Growth-Income Class 4	316,396	21,242,844	4,672,820	3,568,513
American Funds IS International Class 1	561	10,002	10,832	47
American Funds IS International Class 4	160,528	2,802,826	86,231	543,696
American Funds IS International Growth and Income Class 1	2,315	23,586	5,719	247
American Funds IS International Growth and Income Class 4	144,464	1,407,082	215,838	411,227
American Funds IS Managed Risk Asset Allocation Class P2	1,520,163	19,427,688	6,426,016	3,623,550
American Funds IS New World Fund® Class 1	9,965	265,766	158,816	42,629
American Funds IS New World Fund® Class 4	123,416	3,221,161	685,800	752,184
American Funds IS The Bond Fund of America Class 1	20,111	186,432	81,993	3,350
American Funds IS The Bond Fund of America Class 4	1,108,859	10,057,350	5,147,283	1,598,036
American Funds IS U.S. Government Securities Class 1	6,528	62,600	34,229	410
American Funds IS U.S. Government Securities Class 4	215,355	2,032,956	591,398	841,274
American Funds IS Washington Mutual Investors Class 1	7,257	122,347	148,282	38,477
American Funds IS Washington Mutual Investors Class 4	835,009	13,644,040	2,689,049	2,837,381
BlackRock® 60/40 Target Allocation ETF V.I. Class I	1,956,373	26,704,487	6,525,993	2,509,954
BlackRock® Capital Appreciation V.I. Class III	100,308	701,154	270,446	108,676
BlackRock® Global Allocation V.I. Class III	6,645,069	85,654,936	10,072,203	15,173,284
BlackRock® High Yield V.I. Class I	3,987	27,551	27,963	284
BlackRock® S&P 500 Index V.I. Class I	2,323	81,437	4,320	3,784
BlackRock® Small Cap Index V.I. Class I	23,154	272,756	55,663	7,282
BlackRock® Total Return V.I. Class I	5,880	58,328	57,921	249
DFA VA Equity Allocation Institutional Class	1,114	17,675	18,818	64
DFA VA Global Bond Institutional Class	3,250	31,653	12,848	19,644
DFA VA International Value Institutional Class	15,658	213,730	190,610	2,243
DFA VA Short-Term Fixed Institutional Class	13,391	134,850	60,799	42,005
DFA VA US Large Value Institutional Class	14,535	473,109	201,158	26,093
DFA VA US Targeted Value Institutional Class	169	3,816	4,281	7
Fidelity® VIP Consumer Discretionary Initial Class	1,731	71,868	4,407	3,183
Fidelity® VIP Contrafund® Initial Class	9,324	540,219	528,951	65,417
Fidelity® VIP Contrafund® Service Class 2	1,059,252	58,788,506	16,428,677	7,655,631
Fidelity® VIP Emerging Markets Initial Class	1,498	17,193	17,682	530
Fidelity® VIP Energy Initial Class	5,206	131,151	135,282	1,164
Fidelity® VIP Extended Market Index Initial Class	1,250	17,944	16,998	939
Fidelity® VIP FundsManager® 60% Investor Class	1,150,084	11,972,371	4,756,965	191,183
Fidelity® VIP FundsManager® 60% Service Class 2	4,134,944	42,879,371	5,724,262	7,765,573
Fidelity® VIP Government Money Market Initial Class	907,492	907,492	2,520,317	2,456,447
Fidelity® VIP Government Money Market Service Class	33,560,063	33,560,063	27,667,759	27,168,421
Fidelity® VIP Index 500 Initial Class	438	249,324	180,206	3,290

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-4

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2024

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Fidelity® VIP Investment Grade Bond Initial Class	71,982	$790,366	$574,767	$10,401
Fidelity® VIP Strategic Income Service Class 2	731,028	7,726,964	1,830,719	1,016,401
Fidelity® VIP Value Strategies Initial Class	1,673	25,954	31,019	93
First Trust Dorsey Wright Tactical Core Class I	176,554	2,252,833	174,293	244,865
First Trust/Dow Jones Dividend & Income Allocation Class I	3,243,372	44,044,997	3,991,108	10,705,492
Franklin Allocation VIP Class 2	26,214	137,359	5,471	55,540
Franklin Allocation VIP Class 4	2,306,594	12,570,937	1,315,736	2,421,061
Franklin Income VIP Class 2	911,744	13,092,642	2,296,704	1,077,265
Franklin Mutual Global Discovery VIP Class 2	207,848	3,645,658	1,163,242	1,362,073
Franklin Rising Dividends VIP Class 1	7,515	221,855	227,120	30,576
Franklin Rising Dividends VIP Class 2	434,017	12,187,196	1,747,430	2,587,131
Franklin Small Cap Value VIP Class 1	12,535	192,034	179,015	1,622
Franklin Small-Mid Cap Growth VIP Class 1 *	1,084	20,587	19,221	62
Templeton Global Bond VIP Class 2 *	255,574	2,908,432	471,244	755,101
Goldman Sachs VIT Large Cap Value Institutional Shares	3,045	26,249	30,941	94
Janus Henderson Balanced Service Shares	9,376,345	509,979,426	48,168,689	70,289,117
Janus Henderson Enterprise Institutional Shares	23	1,960	1,988	3
Janus Henderson Flexible Bond Service Shares	213,984	2,326,001	367,924	608,690
LVIP American Century Inflation Protection Standard Class II	4,648	42,704	44,711	54,946
LVIP American Century MidCap Value Standard Class II	447	8,789	8,916	52
LVIP American Century MidCap Value Service Class	277,445	5,459,831	1,035,222	849,297
LVIP JPMorgan Core Bond Standard Class	1,896	18,220	19,066	65
Western Asset Core Plus VIT Class I	6,949	31,408	35,171	412
Lord Abbett Bond Debenture Class VC	542,279	5,639,696	1,552,868	945,463
Lord Abbett Total Return Class VC	388,142	5,391,287	889,849	569,031
Macquarie VIP Asset Strategy Series Service Class	334,444	3,106,987	1,039,807	1,553,298
Macquarie VIP Energy Series Service Class	825,730	3,864,418	1,233,354	901,474
MFS® International Growth - Initial Class *	1,644	25,961	26,895	93
MFS® Massachusetts Investors Growth Stock - Service Class	26,618	621,001	60,861	104,965
MFS® Total Return Series - Service Class	1,836,717	41,583,275	6,706,585	4,672,688
MFS® Utilities Series - Initial Class	2,769	94,751	70,886	835
MFS® Utilities Series - Service Class	139,967	4,677,685	976,305	1,235,250
MFS® Value Series - Service Class	38,498	808,849	100,987	138,878
TOPS® Conservative ETF Class 1 *	1,619	20,836	20,836	-
TOPS® Moderate Growth ETF Class 1	5,954	91,212	90,328	227
PIMCO CommodityRealReturn® Strategy - Advisor Class	177,794	988,532	282,376	1,032,927
PIMCO Emerging Markets Bond - Institutional Class	973	10,358	665	163
PIMCO Income - Advisor Class	406,984	4,025,072	1,931,954	476,521
PIMCO Low Duration - Institutional Class	1,820	17,543	17,708	92
PIMCO Total Return - Institutional Class	22,950	207,469	98,951	3,067
Schwab S&P 500 Index	5,653	488,744	294,840	17,277
Schwab VIT Balanced	303,524	4,325,223	673,531	965,463
Schwab VIT Balanced with Growth	466,995	7,892,215	590,481	910,207
Schwab VIT Growth	221,712	4,400,986	826,247	798,286
State Street Total Return V.I.S. Class 3	15,164	237,626	282,792	16,048,977
T. Rowe Price Blue Chip Growth - I	10,824	650,407	210,410	48,109
T. Rowe Price Equity Income - I	839	23,862	26,951	1,828
T. Rowe Price Health Sciences - I	3,653	187,253	164,403	2,738
VanEck VIP Global Resources Class S	40,209	967,035	147,755	145,078
Vanguard® VIF Balanced	86,960	2,153,998	606,239	424,068
Vanguard® VIF Capital Growth	3,717	189,319	28,810	12,259
Vanguard® VIF Conservative Allocation	11,559	288,163	14,625	12,860
Vanguard® VIF Diversified Value *	20,305	338,086	667,139	941,409
Vanguard® VIF Equity Income	17,991	450,857	185,365	5,048
Vanguard® VIF Equity Index	1,283	92,550	5,955	5,449
Vanguard® VIF Growth*	2,417	81,309	79,866	131
Vanguard® VIF High Yield Bond	41,475	306,916	276,827	9,294

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-4

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2024

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Vanguard® VIF International	5,780	$147,956	$79,335	$2,255
Vanguard® VIF Mid-Cap Index	17,743	476,230	236,999	27,380
Vanguard® VIF Moderate Allocation	48,637	1,495,573	618,307	13,830
Vanguard® VIF Real Estate Index	34,653	406,827	313,087	17,309
Vanguard® VIF Short-Term Investment-Grade	26,106	272,020	191,090	21,538
Vanguard® VIF Total Bond Market Index	50,162	524,691	282,021	19,555
Vanguard® VIF Total International Stock Market Index	29,114	622,460	78,294	28,390
Vanguard® VIF Total Stock Market Index	18,054	1,013,934	492,105	51,751

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-4

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Income	Bond	Managed
	Class I	Class I	Class I	Class P	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,875,971	$8,315,695	$9,181,245	$10,418	$7,211,541	$7,016,422
Receivables:
Due from Pacific Life & Annuity Company	-	377	-	10,418	-	-
Investments sold	609	-	-	-	791	405
Total Assets	1,876,580	8,316,072	9,181,245	20,836	7,212,332	7,016,827
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	717	-	717	-	739	283
Investments purchased	-	641	508	10,418	-	-
Total Liabilities	717	641	1,225	10,418	739	283
NET ASSETS	$1,875,863	$8,315,431	$9,180,020	$10,418	$7,211,593	$7,016,544
NET ASSETS CONSIST OF:
Accumulation units	1,875,863	8,267,903	9,164,315	10,418	7,211,043	7,004,310
Contracts in payout (annuitization) period	-	47,528	15,705	-	550	12,234
NET ASSETS	$1,875,863	$8,315,431	$9,180,020	$10,418	$7,211,593	$7,016,544
Units Outstanding	169,973	748,408	642,630	846	450,028	578,923
Accumulation Unit Value	$9.72 - $11.90	$9.60 - $16.11	$10.16 - $15.91	$12.32 - $12.32	$13.08 - $33.15	$9.30 - $24.63
Cost of Investments	$1,690,514	$7,008,840	$6,423,871	$10,418	$3,521,161	$5,717,491

	Intermediate	Managed	Short Duration	Emerging	Dividend	Equity
	Bond	Bond	Bond	Markets Debt	Growth	Index
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$5,609,528	$9,245,535	$14,104,144	$1,301,988	$32,438,592	$177,136,455
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	195	-
Investments sold	292	835	72,571	46	-	11,116
Total Assets	5,609,820	9,246,370	14,176,715	1,302,034	32,438,787	177,147,571
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	472	733	73,139	95	-	10,921
Investments purchased	-	-	-	-	420	-
Total Liabilities	472	733	73,139	95	420	10,921
NET ASSETS	$5,609,348	$9,245,637	$14,103,576	$1,301,939	$32,438,367	$177,136,650
NET ASSETS CONSIST OF:
Accumulation units	5,609,348	9,242,458	14,031,962	1,301,487	32,166,813	176,662,900
Contracts in payout (annuitization) period	-	3,179	71,614	452	271,554	473,750
NET ASSETS	$5,609,348	$9,245,637	$14,103,576	$1,301,939	$32,438,367	$177,136,650
Units Outstanding	619,095	750,933	1,337,962	119,809	983,911	4,694,218
Accumulation Unit Value	$8.91 - $9.66	$9.68 - $25.42	$9.56 - $13.72	$9.86 - $12.23	$9.72 - $48.23	$10.29 - $99.29
Cost of Investments	$5,702,252	$7,038,301	$12,097,283	$1,013,551	$11,708,514	$56,599,330

See Notes to Financial Statements	SA-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	Focused		Hedged	Large-Cap	Large-Cap	Large-Cap
	Growth	Growth	Equity	Core	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$17,759,655	$15,834,578	$64,434,183	$10,839,643	$14,623,746	$9,634,546
Receivables:
Due from Pacific Life & Annuity Company	57,181	-	193,998	1,544	-	-
Investments sold	-	697	-	-	39	463
Total Assets	17,816,836	15,835,275	64,628,181	10,841,187	14,623,785	9,635,009
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	814	-	-	714	579
Investments purchased	57,528	-	195,743	1,947	-	-
Total Liabilities	57,528	814	195,743	1,947	714	579
NET ASSETS	$17,759,308	$15,834,461	$64,432,438	$10,839,240	$14,623,071	$9,634,430
NET ASSETS CONSIST OF:
Accumulation units	17,665,820	15,793,110	64,432,438	10,835,373	14,547,819	9,595,658
Contracts in payout (annuitization) period	93,488	41,351	-	3,867	75,252	38,772
NET ASSETS	$17,759,308	$15,834,461	$64,432,438	$10,839,240	$14,623,071	$9,634,430
Units Outstanding	362,661	333,928	5,142,873	317,662	335,720	382,274
Accumulation Unit Value	$10.40 - $88.02	$10.55 - $129.10	$10.16 - $13.96	$10.17 - $72.76	$10.27 - $58.68	$9.87 - $44.54
Cost of Investments	$4,870,265	$4,392,344	$52,741,807	$3,494,963	$3,425,268	$2,827,719

		Mid-Cap
	Mid-Cap	Plus Bond	Mid-Cap	Small-Cap	Small-Cap	Small-Cap
	Growth	Alpha	Value	Equity	Growth	Index
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$11,751,221	$8,514,560	$7,272,295	$8,400,228	$5,514,515	$15,354,807
Receivables:
Due from Pacific Life & Annuity Company	545	-	1,384	-	-	-
Investments sold	-	2,035	-	428	-	985
Total Assets	11,751,766	8,516,595	7,273,679	8,400,656	5,514,515	15,355,792
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	2,027	-	890	24	1,253
Investments purchased	846	-	1,381	-	27	-
Total Liabilities	846	2,027	1,381	890	51	1,253
NET ASSETS	$11,750,920	$8,514,568	$7,272,298	$8,399,766	$5,514,464	$15,354,539
NET ASSETS CONSIST OF:
Accumulation units	11,747,297	8,495,856	7,252,120	8,399,049	5,465,307	15,329,790
Contracts in payout (annuitization) period	3,623	18,712	20,178	717	49,157	24,749
NET ASSETS	$11,750,920	$8,514,568	$7,272,298	$8,399,766	$5,514,464	$15,354,539
Units Outstanding	379,717	296,113	268,844	393,355	244,891	650,982
Accumulation Unit Value	$25.47 - $44.32	$10.07 - $70.52	$9.83 - $54.36	$10.08 - $39.87	$10.09 - $35.51	$10.13 - $49.74
Cost of Investments	$3,263,477	$2,931,346	$3,203,395	$5,680,184	$2,224,698	$8,022,267

See Notes to Financial Statements	SA-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	Small-Cap
	Plus Bond	Small-Cap		Value	Emerging	International
	Alpha	Value	Value	Advantage	Markets	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$3,711	$4,807,665	$3,838,006	$4,730,991	$5,603,826	$435,316
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	1,436
Investments sold	-	557	222	470	304	-
Total Assets	3,711	4,808,222	3,838,228	4,731,461	5,604,130	436,752
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	401	370	641	442	-
Investments purchased	-	-	-	-	-	1,457
Total Liabilities	-	401	370	641	442	1,457
NET ASSETS	$3,711	$4,807,821	$3,837,858	$4,730,820	$5,603,688	$435,295
NET ASSETS CONSIST OF:
Accumulation units	3,711	4,806,226	3,828,694	4,730,820	5,593,860	435,295
Contracts in payout (annuitization) period	-	1,595	9,164	-	9,828	-
NET ASSETS	$3,711	$4,807,821	$3,837,858	$4,730,820	$5,603,688	$435,295
Units Outstanding	369	217,210	166,518	191,936	468,072	47,543
Accumulation Unit Value	$10.07 - $10.07	$10.19 - $54.85	$19.90 - $31.63	$13.41 - $27.40	$9.03 - $67.09	$9.00 - $9.32
Cost of Investments	$3,887	$1,686,968	$1,104,196	$2,955,008	$3,616,300	$395,432

	International	International	International	Health	Real
	Large-Cap	Small-Cap	Value	Sciences	Estate	Technology
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$6,836,410	$1,228,144	$4,159,489	$24,591,833	$5,483,698	$26,098,089
Receivables:
Due from Pacific Life & Annuity Company	1,502	-	1,403	895	-	-
Investments sold	-	165	-	-	270	981
Total Assets	6,837,912	1,228,309	4,160,892	24,592,728	5,483,968	26,099,070
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	64	-	-	152	2,011
Investments purchased	1,568	-	1,391	1,422	-	-
Total Liabilities	1,568	64	1,391	1,422	152	2,011
NET ASSETS	$6,836,344	$1,228,245	$4,159,501	$24,591,306	$5,483,816	$26,097,059
NET ASSETS CONSIST OF:
Accumulation units	6,781,650	1,211,348	4,156,601	24,579,155	5,465,111	26,061,613
Contracts in payout (annuitization) period	54,694	16,897	2,900	12,151	18,705	35,446
NET ASSETS	$6,836,344	$1,228,245	$4,159,501	$24,591,306	$5,483,816	$26,097,059
Units Outstanding	349,468	78,043	294,493	707,521	276,915	600,621
Accumulation Unit Value	$9.20 - $37.98	$12.85 - $22.83	$9.49 - $19.79	$9.15 - $79.51	$9.51 - $72.16	$10.88 - $50.12
Cost of Investments	$2,562,241	$505,243	$1,979,847	$6,554,690	$1,787,756	$7,502,761

See Notes to Financial Statements	SA-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
					Pacific	Pacific
		ESG	PSF Avantis	PSF Avantis	Dynamix -	Dynamix -
	ESG	Diversified	Balanced	Balanced	Conservative	Moderate
	Diversified	Growth	Allocation	Allocation	Growth	Growth
	Class I	Class I	Class D	Class P	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,710,235	$220,885	$15,637,406	$144,964	$39,770,953	$147,819,670
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	131	7	6,364	385	19,774	29,838
Total Assets	1,710,366	220,892	15,643,770	145,349	39,790,727	147,849,508
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	233	16	7,180	387	19,869	28,202
Investments purchased	-	-	-	-	-	-
Total Liabilities	233	16	7,180	387	19,869	28,202
NET ASSETS	$1,710,133	$220,876	$15,636,590	$144,962	$39,770,858	$147,821,306
NET ASSETS CONSIST OF:
Accumulation units	1,710,133	220,876	15,636,590	144,962	39,770,858	147,627,100
Contracts in payout (annuitization) period	-	-	-	-	-	194,206
NET ASSETS	$1,710,133	$220,876	$15,636,590	$144,962	$39,770,858	$147,821,306
Units Outstanding	154,563	20,829	1,049,040	12,371	2,512,848	8,301,901
Accumulation Unit Value	$9.91 - $11.11	$9.93 - $10.71	$9.98 - $17.13	$11.72 - $11.72	$9.84 - $21.87	$9.94 - $28.56
Cost of Investments	$1,499,922	$190,949	$10,500,576	$115,424	$22,400,110	$69,693,090

	Pacific			Pacific		Portfolio
	Dynamix -	Pacific	Pacific	Dynamix -	Portfolio	Optimization
	Moderate	Dynamix -	Dynamix -	Aggressive	Optimization	Moderate-
	Growth	Growth	Growth	Growth	Conservative	Conservative
	Class P (1)	Class I	Class P	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$-	$220,080,264	$34,947	$92,511	$60,905,759	$89,275,568
Receivables:
Due from Pacific Life & Annuity Company	-	104,263	-	-	-	-
Investments sold	-	-	46	3	18,419	56,017
Total Assets	-	220,184,527	34,993	92,514	60,924,178	89,331,585
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	47	6	17,018	52,663
Investments purchased	-	104,331	-	-	-	-
Total Liabilities	-	104,331	47	6	17,018	52,663
NET ASSETS	$-	$220,080,196	$34,946	$92,508	$60,907,160	$89,278,922
NET ASSETS CONSIST OF:
Accumulation units	-	219,651,742	34,946	92,508	60,817,204	89,072,879
Contracts in payout (annuitization) period	-	428,454	-	-	89,956	206,043
NET ASSETS	$-	$220,080,196	$34,946	$92,508	$60,907,160	$89,278,922
Units Outstanding	-	10,247,318	2,901	8,329	4,834,528	5,980,455
Accuvmulation Unit Value	See Note (1)	$9.95 - $40.06	$12.05 - $12.05	$11.10 - $11.16	$9.74 - $15.05	$9.81 - $17.78
Cost of Investments	$-	$156,623,249	$25,728	$89,133	$38,978,103	$47,389,750

(1)	All units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
			Portfolio	Invesco
	Portfolio	Portfolio	Optimization	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Optimization	Optimization	Aggressive-	International	American	Balanced-Risk
	Moderate	Growth	Growth	Growth	Value	Allocation
	Class I	Class I	Class I	Series II	Series I	Series II
ASSETS
Investments in mutual funds, at value	$373,341,737	$302,532,520	$79,000,505	$793,469	$239,338	$19,333,990
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	5,076
Investments sold	51,925	82,651	192,406	25	403	-
Total Assets	373,393,662	302,615,171	79,192,911	793,494	239,741	19,339,066
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	46,183	80,260	189,797	63	406	-
Investments purchased	-	-	-	-	-	5,155
Total Liabilities	46,183	80,260	189,797	63	406	5,155
NET ASSETS	$373,347,479	$302,534,911	$79,003,114	$793,431	$239,335	$19,333,911
NET ASSETS CONSIST OF:
Accumulation units	372,749,224	302,199,681	79,003,114	793,431	239,335	19,333,911
Contracts in payout (annuitization) period	598,255	335,230	-	-	-	-
NET ASSETS	$373,347,479	$302,534,911	$79,003,114	$793,431	$239,335	$19,333,911
Units Outstanding	21,342,534	15,517,073	3,790,007	61,980	13,910	1,509,524
Accumulation Unit Value	$10.61 - $21.01	$9.86 - $23.19	$19.63 - $24.99	$9.03 - $15.03	$17.17 - $17.27	$9.38 - $23.66
Cost of Investments	$166,367,496	$118,210,952	$28,494,444	$785,006	$205,191	$21,387,219

	Invesco V.I.				Invesco V.I.
	Discovery	Invesco V.I.	Invesco V.I.		Main Street
	Mid Cap	Equity and	Global	Invesco V.I.	Small Cap	Invesco V.I.
	Growth	Income	Real Estate	Global	Fund	Technology
	Series I	Series II	Series II	Series II	Series I	Series I
ASSETS
Investments in mutual funds, at value	$11,366	$2,912,823	$1,123,748	$2,176,426	$16,195	$416,096
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	4,561
Investments sold	27	94	63	85	42	-
Total Assets	11,393	2,912,917	1,123,811	2,176,511	16,237	420,657
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	27	346	100	275	42	-
Investments purchased	-	-	-	-	-	4,568
Total Liabilities	27	346	100	275	42	4,568
NET ASSETS	$11,366	$2,912,571	$1,123,711	$2,176,236	$16,195	$416,089
NET ASSETS CONSIST OF:
Accumulation units	11,366	2,912,571	1,123,711	2,131,738	16,195	416,089
Contracts in payout (annuitization) period	-	-	-	44,498	-	-
NET ASSETS	$11,366	$2,912,571	$1,123,711	$2,176,236	$16,195	$416,089
Units Outstanding	1,088	165,364	112,093	104,630	1,350	33,914
Accumulation Unit Value	$10.44 - $10.44	$10.01 - $18.73	$8.97 - $11.46	$9.91 - $23.77	$12.00 - $12.00	$12.24 - $12.31
Cost of Investments	$10,656	$2,812,266	$1,201,014	$1,917,184	$16,416	$337,629

See Notes to Financial Statements	SA-9

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
						American Funds
	American Funds					IS Capital
	IS American		American Funds	American Funds	American Funds	World
	High-Income	American Funds	IS Asset	IS Capital	IS Capital	Growth and
	Trust	IS Asset Allocation	Allocation	Income Builder	World Bond	Income
	Class 4	Class 1	Class 4	Class 4	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$4,414,839	$292,657	$242,192,083	$5,906,465	$792,049	$51,875
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	229	406	200,185	197	22	17
Total Assets	4,415,068	293,063	242,392,268	5,906,662	792,071	51,892
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	443	409	201,742	512	52	18
Investments purchased	-	-	-	-	-	-
Total Liabilities	443	409	201,742	512	52	18
NET ASSETS	$4,414,625	$292,654	$242,190,526	$5,906,150	$792,019	$51,874
NET ASSETS CONSIST OF:
Accumulation units	4,414,625	292,654	242,172,922	5,906,150	791,681	51,874
Contracts in payout (annuitization) period	-	-	17,604	-	338	-
NET ASSETS	$4,414,625	$292,654	$242,190,526	$5,906,150	$792,019	$51,874
Units Outstanding	296,026	22,846	13,751,785	408,446	87,396	4,167
Accumulation Unit Value	$9.99 - $15.67	$12.81 - $12.81	$10.07 - $20.85	$9.70 - $16.19	$8.49 - $9.65	$12.44 - $12.51
Cost of Investments	$4,369,255	$275,018	$202,447,548	$4,890,400	$924,800	$48,852

	American Funds
	IS Capital	American Funds			American Funds
	World Growth	IS Global	American Funds	American Funds	IS Global Small	American Funds
	and Income	Balanced	IS Global Growth	IS Global Growth	Capitalization	IS Growth
	Class 4	Class 4	Class 1 (1)	Class 4	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$3,644,879	$3,540,923	$-	$6,376,875	$1,104,217	$383,585
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	737	-	-
Investments sold	213	-	-	-	34	940
Total Assets	3,645,092	3,540,923	-	6,377,612	1,104,251	384,525
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	321	122	-	-	79	945
Investments purchased	-	24	-	1,130	-	-
Total Liabilities	321	146	-	1,130	79	945
NET ASSETS	$3,644,771	$3,540,777	$-	$6,376,482	$1,104,172	$383,580
NET ASSETS CONSIST OF:
Accumulation units	3,643,220	3,540,777	-	6,370,915	1,104,172	383,580
Contracts in payout (annuitization) period	1,551	-	-	5,567	-	-
NET ASSETS	$3,644,771	$3,540,777	$-	$6,376,482	$1,104,172	$383,580
Units Outstanding	188,375	229,372	-	252,345	72,377	26,601
Accumulation Unit Value	$9.83 - $20.75	$14.80 - $16.53	See Note (1)	$23.82 - $25.95	$14.56 - $16.51	$14.36 - $14.44
Cost of Investments	$3,039,014	$3,436,386	$-	$4,880,061	$1,123,258	$290,779

(1)	All units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-10

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	Variable Accounts
						American Funds
						IS International
	American Funds	American Funds	American Funds	American Funds	American Funds	Growth and
	IS Growth	IS Growth-Income	IS Growth-Income	IS International	IS International	Income
	Class 4	Class 1	Class 4	Class 1	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$51,162,171	$97,817	$21,242,844	$10,002	$2,802,826	$23,586
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	4,100	5,169
Investments sold	7,026	237	4,240	23	-	-
Total Assets	51,169,197	98,054	21,247,084	10,025	2,806,926	28,755
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	10,351	235	5,877	23	-	-
Investments purchased	-	-	-	-	4,242	5,170
Total Liabilities	10,351	235	5,877	23	4,242	5,170
NET ASSETS	$51,158,846	$97,819	$21,241,207	$10,002	$2,802,684	$23,585
NET ASSETS CONSIST OF:
Accumulation units	51,116,618	97,819	21,237,340	10,002	2,802,684	23,585
Contracts in payout (annuitization) period	42,228	-	3,867	-	-	-
NET ASSETS	$51,158,846	$97,819	$21,241,207	$10,002	$2,802,684	$23,585
Units Outstanding	1,477,931	6,306	815,170	1,129	223,257	2,300
Accumulation Unit Value	$10.72 - $45.37	$15.51 - $15.51	$10.26 - $30.92	$8.86 - $8.86	$11.44 - $14.39	$10.21 - $10.27
Cost of Investments	$31,323,645	$77,458	$14,769,760	$10,783	$2,844,340	$23,005

	American Funds	American Funds			American Funds	American Funds
	IS International	IS Managed	American Funds	American Funds	IS	IS
	Growth and	Risk	IS	IS	The Bond Fund	The Bond Fund
	Income	Asset Allocation	New World Fund	New World Fund	of America	of America
	Class 4	Class P2	Class 1	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$1,407,082	$19,427,688	$265,766	$3,221,161	$186,432	$10,057,350
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	9,965	385
Investments sold	48	4,030	514	123	-	-
Total Assets	1,407,130	19,431,718	266,280	3,221,284	196,397	10,057,735
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	181	4,941	519	351	-	-
Investments purchased	-	-	-	-	9,968	1,017
Total Liabilities	181	4,941	519	351	9,968	1,017
NET ASSETS	$1,406,949	$19,426,777	$265,761	$3,220,933	$186,429	$10,056,718
NET ASSETS CONSIST OF:
Accumulation units	1,406,949	19,426,777	265,761	3,207,102	186,429	10,056,718
Contracts in payout (annuitization) period	-	-	-	13,831	-	-
NET ASSETS	$1,406,949	$19,426,777	$265,761	$3,220,933	$186,429	$10,056,718
Units Outstanding	112,985	1,277,017	28,532	217,436	20,201	975,804
Accumulation Unit Value	$9.29 - $15.11	$10.07 - $16.62	$9.27 - $9.32	$13.59 - $17.39	$9.18 - $9.23	$9.62 - $10.99
Cost of Investments	$1,487,742	$18,246,784	$255,298	$2,554,963	$191,910	$10,923,294

See Notes to Financial Statements	SA-11

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	Variable Accounts
	American Funds IS	American Funds IS	American Funds	American Funds	BlackRock	BlackRock
	U.S. Government	U.S. Government	IS Washington	IS Washington	60/40 Target	Capital
	Securities	Securities	Mutual Investors	Mutual Investors	Allocation ETF	Appreciation
	Class 1	Class 4	Class 1	Class 4	V.I. Class I	V.I. Class III
ASSETS
Investments in mutual funds, at value	$62,600	$2,032,956	$122,347	$13,644,040	$26,704,487	$701,154
Receivables:
Due from Pacific Life & Annuity Company	10,329	-	-	-	-	-
Investments sold	-	176	55	809	2,430	16
Total Assets	72,929	2,033,132	122,402	13,644,849	26,706,917	701,170
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	428	57	1,314	3,877	50
Investments purchased	10,329	-	-	-	-	-
Total Liabilities	10,329	428	57	1,314	3,877	50
NET ASSETS	$62,600	$2,032,704	$122,345	$13,643,535	$26,703,040	$701,120
NET ASSETS CONSIST OF:
Accumulation units	62,600	2,032,704	122,345	13,642,659	26,703,040	701,120
Contracts in payout (annuitization) period	-	-	-	876	-	-
NET ASSETS	$62,600	$2,032,704	$122,345	$13,643,535	$26,703,040	$701,120
Units Outstanding	6,833	205,175	7,978	592,886	1,594,697	12,153
Accumulation Unit Value	$9.12 - $9.17	$9.31 - $10.39	$15.32 - $15.41	$10.01 - $24.45	$9.85 - $18.65	$48.39 - $65.99
Cost of Investments	$64,805	$2,214,147	$111,728	$10,515,736	$24,620,980	$696,853

	BlackRock					DFA VA
	Global	BlackRock	BlackRock	BlackRock	BlackRock	Equity Allocation
	Allocation	High Yield	S&P 500 Index	Small Cap Index	Total Return	Institutional
	V.I. Class III	V.I. Class I	V.I. Class I	V.I. Class I	V.I. Class I	Class
ASSETS
Investments in mutual funds, at value	$85,654,936	$27,551	$81,437	$272,756	$58,328	$17,675
Receivables:
Due from Pacific Life & Annuity Company	23,642	-	-	-	-	-
Investments sold	-	71	411	702	1	51
Total Assets	85,678,578	27,622	81,848	273,458	58,329	17,726
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	72	412	706	2	52
Investments purchased	19,324	-	-	-	-	-
Total Liabilities	19,324	72	412	706	2	52
NET ASSETS	$85,659,254	$27,550	$81,436	$272,752	$58,327	$17,674
NET ASSETS CONSIST OF:
Accumulation units	85,659,254	27,550	81,436	272,752	58,327	17,674
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$85,659,254	$27,550	$81,436	$272,752	$58,327	$17,674
Units Outstanding	5,404,811	2,449	5,248	27,333	6,516	1,291
Accumulation Unit Value	$9.79 - $20.56	$11.25 - $11.25	$15.52 - $15.52	$9.93 - $9.99	$8.95 - $8.95	$13.69 - $13.69
Cost of Investments	$84,462,893	$27,678	$61,127	$251,292	$57,668	$18,751

See Notes to Financial Statements	SA-12

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
		DFA VA	DFA VA
	DFA VA	International	Short-Term	DFA VA	DFA VA US	Fidelity VIP
	Global Bond	Value	Fixed	US Large Value	Targeted Value	Consumer
	Institutional	Institutional	Institutional	Institutional	Institutional	Discretionary
	Class	Class	Class	Class	Class	Initial Class
ASSETS
Investments in mutual funds, at value	$31,653	$213,730	$134,850	$473,109	$3,816	$71,868
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	34	439	601	1,129	5	138
Total Assets	31,687	214,169	135,451	474,238	3,821	72,006
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	35	442	602	1,136	5	138
Investments purchased	-	-	-	-	-	-
Total Liabilities	35	442	602	1,136	5	138
NET ASSETS	$31,652	$213,727	$134,849	$473,102	$3,816	$71,868
NET ASSETS CONSIST OF:
Accumulation units	31,652	213,727	134,849	473,102	3,816	71,868
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$31,652	$213,727	$134,849	$473,102	$3,816	$71,868
Units Outstanding	3,139	15,985	12,561	33,669	257	5,640
Accumulation Unit Value	$10.08 - $10.08	$13.33 - $13.41	$10.74 - $10.74	$13.98 - $14.06	$14.85 - $14.85	$12.74 - $12.74
Cost of Investments	$32,205	$223,012	$136,143	$469,738	$4,274	$49,830

			Fidelity VIP		Fidelity VIP
	Fidelity VIP	Fidelity VIP	Emerging	Fidelity VIP	Extended Market	Fidelity VIP
	Contrafund	Contrafund	Markets	Energy	Index	FundsManager 60%
	Initial Class	Service Class 2	Initial Class	Initial Class	Initial Class	Investor Class
ASSETS
Investments in mutual funds, at value	$540,219	$58,788,506	$17,193	$131,151	$17,944	$11,972,371
Receivables:
Due from Pacific Life & Annuity Company	4,409	18,830	-	-	-	516,010
Investments sold	-	-	47	194	46	-
Total Assets	544,628	58,807,336	17,240	131,345	17,990	12,488,381
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	47	196	46	-
Investments purchased	4,418	20,335	-	-	-	516,414
Total Liabilities	4,418	20,335	47	196	46	516,414
NET ASSETS	$540,210	$58,787,001	$17,193	$131,149	$17,944	$11,971,967
NET ASSETS CONSIST OF:
Accumulation units	540,210	58,787,001	17,193	131,149	17,944	11,971,967
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$540,210	$58,787,001	$17,193	$131,149	$17,944	$11,971,967
Units Outstanding	34,213	1,565,646	2,059	5,744	1,574	1,068,507
Accumulation Unit Value	$15.74 - $15.83	$10.36 - $44.24	$8.35 - $8.35	$22.78 - $22.92	$11.40 - $11.40	$11.20 - $11.20
Cost of Investments	$509,871	$39,681,881	$17,202	$134,151	$16,140	$11,077,359

See Notes to Financial Statements	SA-13

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
		Fidelity VIP	Fidelity VIP		Fidelity VIP
	Fidelity VIP	Government	Government	Fidelity VIP	Investment	Fidelity VIP
	FundsManager 60%	Money Market	Money Market	Index 500	Grade Bond	Strategic Income
	Service Class 2	Initial Class	Service Class	Initial Class	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$42,879,371	$907,492	$33,560,063	$249,324	$790,366	$7,726,964
Receivables:
Due from Pacific Life & Annuity Company	53,419	8,811	1,082	-	-	-
Investments sold	-	-	-	536	1,480	245
Total Assets	42,932,790	916,303	33,561,145	249,860	791,846	7,727,209
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	570	1,496	1,387
Investments purchased	54,636	8,803	1,163	-	-	-
Total Liabilities	54,636	8,803	1,163	570	1,496	1,387
NET ASSETS	$42,878,154	$907,500	$33,559,982	$249,290	$790,350	$7,725,822
NET ASSETS CONSIST OF:
Accumulation units	42,878,154	907,500	33,505,899	249,290	790,350	7,725,822
Contracts in payout (annuitization) period	-	-	54,083	-	-	-
NET ASSETS	$42,878,154	$907,500	$33,559,982	$249,290	$790,350	$7,725,822
Units Outstanding	2,576,899	82,564	3,300,580	15,976	85,606	624,397
Accumulation Unit Value	$9.79 - $22.96	$10.93 - $10.99	$9.47 - $11.37	$15.53 - $15.62	$9.19 - $9.24	$9.86 - $13.71
Cost of Investments	$40,786,085	$907,492	$33,560,063	$224,337	$803,539	$7,895,543

			First Trust/Dow
		First Trust	Jones Dividend
	Fidelity VIP	Dorsey Wright	& Income	Franklin	Franklin	Franklin
	Value Strategies	Tactical Core	Allocation	Allocation	Allocation	Income
	Initial Class	Class I	Class I	VIP Class 2	VIP Class 4	VIP Class 2
ASSETS
Investments in mutual funds, at value	$25,954	$2,252,833	$44,044,997	$137,359	$12,570,937	$13,092,642
Receivables:
Due from Pacific Life & Annuity Company	-	-	475	-	80,290	-
Investments sold	75	106	-	79	-	522
Total Assets	26,029	2,252,939	44,045,472	137,438	12,651,227	13,093,164
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	75	264	-	82	-	1,267
Investments purchased	-	-	1,200	-	79,920	-
Total Liabilities	75	264	1,200	82	79,920	1,267
NET ASSETS	$25,954	$2,252,675	$44,044,272	$137,356	$12,571,307	$13,091,897
NET ASSETS CONSIST OF:
Accumulation units	25,954	2,252,675	44,044,272	137,356	12,571,307	13,091,897
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$25,954	$2,252,675	$44,044,272	$137,356	$12,571,307	$13,091,897
Units Outstanding	1,763	147,382	2,589,924	6,335	828,635	908,491
Accumulation Unit Value	$14.72 - $14.72	$10.08 - $17.08	$9.70 - $21.77	$20.14 - $22.34	$9.76 - $20.86	$9.70 - $15.81
Cost of Investments	$30,909	$1,846,737	$39,904,724	$143,714	$11,784,206	$13,124,927

See Notes to Financial Statements	SA-14

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	Franklin	Franklin	Franklin	Franklin	Franklin
	Mutual Global	Rising	Rising	Small Cap	Small-Mid	Templeton
	Discovery	Dividends	Dividends	Value	Cap Growth	Global Bond
	VIP Class 2	VIP Class 1	VIP Class 2	VIP Class 1	VIP Class 1	VIP Class 2
ASSETS
Investments in mutual funds, at value	$3,645,658	$221,855	$12,187,196	$192,034	$20,587	$2,908,432
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	5,209	602
Investments sold	251	378	1,366	293	-	-
Total Assets	3,645,909	222,233	12,188,562	192,327	25,796	2,909,034
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	308	383	1,841	296	-	-
Investments purchased	-	-	-	-	5,209	839
Total Liabilities	308	383	1,841	296	5,209	839
NET ASSETS	$3,645,601	$221,850	$12,186,721	$192,031	$20,587	$2,908,195
NET ASSETS CONSIST OF:
Accumulation units	3,626,680	221,850	12,185,813	192,031	20,587	2,908,195
Contracts in payout (annuitization) period	18,921	-	908	-	-	-
NET ASSETS	$3,645,601	$221,850	$12,186,721	$192,031	$20,587	$2,908,195
Units Outstanding	177,057	16,160	416,400	15,096	2,210	406,503
Accumulation Unit Value	$17.68 - $26.76	$13.69 - $13.77	$9.79 - $32.76	$12.70 - $12.77	$9.31 - $9.31	$6.69 - $9.52
Cost of Investments	$3,333,764	$213,272	$10,519,397	$177,436	$19,162	$3,500,280

	Goldman Sachs		Janus		LVIP American	LVIP
	VIT Large Cap	Janus	Henderson	Janus	Century	American
	Value	Henderson	Enterprise	Henderson	Inflation	Century
	Institutional	Balanced	Institutional	Flexible Bond	Protection	MidCap Value
	Shares	Service Shares	Shares	Service Shares	Standard Class II	Standard Class II
ASSETS
Investments in mutual funds, at value	$26,249	$509,979,426	$1,960	$2,326,001	$42,704	$8,789
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	5,099	-
Investments sold	76	290,573	2	133	-	23
Total Assets	26,325	510,269,999	1,962	2,326,134	47,803	8,812
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	77	290,779	2	284	-	23
Investments purchased	-	-	-	-	5,100	-
Total Liabilities	77	290,779	2	284	5,100	23
NET ASSETS	$26,248	$509,979,220	$1,960	$2,325,850	$42,703	$8,789
NET ASSETS CONSIST OF:
Accumulation units	26,248	509,966,083	1,960	2,325,850	42,703	8,789
Contracts in payout (annuitization) period	-	13,137	-	-	-	-
NET ASSETS	$26,248	$509,979,220	$1,960	$2,325,850	$42,703	$8,789
Units Outstanding	1,800	26,004,395	154	228,381	4,192	664
Accumulation Unit Value	$14.58 - $14.58	$10.01 - $27.32	$12.69 - $12.69	$9.55 - $10.95	$10.16 - $10.19	$13.23 - $13.23
Cost of Investments	$30,831	$351,245,708	$1,985	$2,574,028	$44,299	$8,865

See Notes to Financial Statements	SA-15

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	LVIP
	American			Lord Abbett		Macquarie
	Century	LVIP JPMorgan	Western Asset	Bond	Lord Abbett	VIP Asset
	MidCap Value	Core Bond	Core Plus VIT	Debenture	Total Return	Strategy Series
	Service Class	Standard Class	Class I	Class VC	Class VC	Service Class
ASSETS
Investments in mutual funds, at value	$5,459,831	$18,220	$31,408	$5,639,696	$5,391,287	$3,106,987
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	188	53	70	586	985	1,732
Total Assets	5,460,019	18,273	31,478	5,640,282	5,392,272	3,108,719
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	490	53	70	808	1,281	1,890
Investments purchased	-	-	-	-	-	-
Total Liabilities	490	53	70	808	1,281	1,890
NET ASSETS	$5,459,529	$18,220	$31,408	$5,639,474	$5,390,991	$3,106,829
NET ASSETS CONSIST OF:
Accumulation units	5,458,834	18,220	31,408	5,612,429	5,347,054	3,106,829
Contracts in payout (annuitization) period	695	-	-	27,045	43,937	-
NET ASSETS	$5,459,529	$18,220	$31,408	$5,639,474	$5,390,991	$3,106,829
Units Outstanding	218,926	1,981	3,662	417,810	495,569	250,079
Accumulation Unit Value	$9.75 - $27.66	$9.20 - $9.20	$8.58 - $8.58	$9.88 - $15.45	$9.68 - $13.18	$11.09 - $18.48
Cost of Investments	$5,003,144	$18,998	$34,739	$5,990,309	$6,048,476	$2,814,877

			MFS
	Macquarie	MFS	Massachusetts	MFS	MFS	MFS
	VIP	International	Investors	Total Return	Utilities	Utilities
	Engery Series	Growth -	Growth Stock -	Series -	Series -	Series -
	Service Class	Initial Class	Service Class	Service Class	Initial Class	Service Class
ASSETS
Investments in mutual funds, at value	$3,864,418	$25,961	$621,001	$41,583,275	$94,751	$4,677,685
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	5,024	-
Investments sold	155	75	70	1,559	-	519
Total Assets	3,864,573	26,036	621,071	41,584,834	99,775	4,678,204
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	389	75	158	1,990	-	838
Investments purchased	-	-	-	-	5,026	-
Total Liabilities	389	75	158	1,990	5,026	838
NET ASSETS	$3,864,184	$25,961	$620,913	$41,582,844	$94,749	$4,677,366
NET ASSETS CONSIST OF:
Accumulation units	3,864,184	25,961	598,474	41,572,541	94,749	4,676,710
Contracts in payout (annuitization) period	-	-	22,439	10,303	-	656
NET ASSETS	$3,864,184	$25,961	$620,913	$41,582,844	$94,749	$4,677,366
Units Outstanding	578,683	2,349	20,199	2,371,929	7,698	251,846
Accumulation Unit Value	$6.28 - $9.74	$11.05 - $11.05	$30.29 - $30.88	$9.74 - $23.62	$12.24 - $12.31	$9.15 - $21.22
Cost of Investments	$2,924,994	$26,800	$451,313	$40,248,897	$94,748	$3,940,967

See Notes to Financial Statements	SA-16

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
					PIMCO
				PIMCO	Emerging
	MFS		TOPS	Commodity-	Markets
	Value	TOPS	Moderate	RealReturn	Bond -
	Series -	Conservative	Growth	Strategy -	Institutional	PIMCO Income -
	Service Class	ETF Class 1	ETF Class 1	Advisor Class	Class	Advisor Class
ASSETS
Investments in mutual funds, at value	$808,849	$20,836	$91,212	$988,532	$10,358	$4,025,072
Receivables:
Due from Pacific Life & Annuity Company	-	20,836	-	-	-	-
Investments sold	46	-	1	61	30	307
Total Assets	808,895	41,672	91,213	988,593	10,388	4,025,379
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	70	-	2	186	30	501
Investments purchased	-	20,836	-	-	-	-
Total Liabilities	70	20,836	2	186	30	501
NET ASSETS	$808,825	$20,836	$91,211	$988,407	$10,358	$4,024,878
NET ASSETS CONSIST OF:
Accumulation units	799,087	20,836	91,211	988,407	10,358	4,024,878
Contracts in payout (annuitization) period	9,738	-	-	-	-	-
NET ASSETS	$808,825	$20,836	$91,211	$988,407	$10,358	$4,024,878
Units Outstanding	23,532	1,912	7,896	129,688	1,058	354,805
Accumulation Unit Value	$31.75 - $40.10	$10.90 - $10.90	$11.55 - $11.55	$6.47 - $13.44	$9.79 - $9.79	$9.87 - $11.85
Cost of Investments	$593,120	$20,836	$90,107	$1,101,212	$9,859	$4,080,752

	PIMCO	PIMCO
	Low Duration -	Total Return -			Schwab
	Institutional	Institutional	Schwab	Schwab	VIT Balanced	Schwab
	Class	Class	S&P 500 Index	VIT Balanced	with Growth	VIT Growth
ASSETS
Investments in mutual funds, at value	$17,543	$207,469	$488,744	$4,325,223	$7,892,215	$4,400,986
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	45	525	840	72	130	72
Total Assets	17,588	207,994	489,584	4,325,295	7,892,345	4,401,058
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	46	527	850	123	137	19
Investments purchased	-	-	-	-	-	-
Total Liabilities	46	527	850	123	137	19
NET ASSETS	$17,542	$207,467	$488,734	$4,325,172	$7,892,208	$4,401,039
NET ASSETS CONSIST OF:
Accumulation units	17,542	207,467	488,734	4,325,172	7,892,208	4,401,039
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$17,542	$207,467	$488,734	$4,325,172	$7,892,208	$4,401,039
Units Outstanding	1,733	22,684	31,257	272,361	415,081	196,141
Accumulation Unit Value	$10.12 - $10.12	$9.15 - $9.15	$15.57 - $15.66	$15.88 - $15.88	$19.01 - $19.01	$22.44 - $22.44
Cost of Investments	$17,615	$207,398	$414,764	$3,379,553	$5,424,447	$2,912,176

See Notes to Financial Statements	SA-17

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
					VanEck VIP
	State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price	Global
	Total Return	Blue Chip	Equity	Health	Resources	Vanguard VIF
	V.I.S. Class 3	Growth - I	Income - I	Sciences - I	Class S	Balanced
ASSETS
Investments in mutual funds, at value	$237,626	$650,407	$23,862	$187,253	$967,035	$2,153,998
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	950	6,289
Investments sold	6	1,738	54	321	-	-
Total Assets	237,632	652,145	23,916	187,574	967,985	2,160,287
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	10	1,753	54	328	-	-
Investments purchased	-	-	-	-	967	6,316
Total Liabilities	10	1,753	54	328	967	6,316
NET ASSETS	$237,622	$650,392	$23,862	$187,246	$967,018	$2,153,971
NET ASSETS CONSIST OF:
Accumulation units	237,622	650,392	23,862	187,246	920,334	2,153,971
Contracts in payout (annuitization) period	-	-	-	-	46,684	-
NET ASSETS	$237,622	$650,392	$23,862	$187,246	$967,018	$2,153,971
Units Outstanding	11,998	47,674	1,723	19,747	115,752	167,003
Accumulation Unit Value	$18.12 - $20.23	$13.64 - $13.64	$13.85 - $13.85	$9.45 - $9.51	$7.41 - $9.08	$12.82 - $12.90
Cost of Investments	$220,108	$492,747	$25,138	$205,637	$739,620	$1,945,700

		Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Conservative	Diversified	Equity	Equity	Vanguard VIF
	Capital Growth	Allocation	Value	Income	Index	Growth
ASSETS
Investments in mutual funds, at value	$189,319	$288,163	$338,086	$450,857	$92,550	$81,309
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	213	650	466	953	233	85
Total Assets	189,532	288,813	338,552	451,810	92,783	81,394
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	215	654	471	964	233	86
Investments purchased	-	-	-	-	-	-
Total Liabilities	215	654	471	964	233	86
NET ASSETS	$189,317	$288,159	$338,081	$450,846	$92,550	$81,308
NET ASSETS CONSIST OF:
Accumulation units	189,317	288,159	338,081	450,846	92,550	81,308
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$189,317	$288,159	$338,081	$450,846	$92,550	$81,308
Units Outstanding	13,971	27,411	22,907	30,602	5,934	5,984
Accumulation Unit Value	$13.55 - $13.55	$10.48 - $10.54	$14.69 - $14.78	$14.73 - $14.73	$15.60 - $15.60	$13.59 - $13.59
Cost of Investments	$160,405	$259,232	$338,856	$418,417	$69,842	$79,738

See Notes to Financial Statements	SA-18

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
						Vanguard VIF
	Vanguard VIF		Vanguard VIF	Vanguard VIF	Vanguard VIF	Short-Term
	High Yield	Vanguard VIF	Mid-Cap	Moderate	Real Estate	Investment-
	Bond	International	Index	Allocation	Index	Grade
ASSETS
Investments in mutual funds, at value	$306,916	$147,956	$476,230	$1,495,573	$406,827	$272,020
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	472	361	996	1,920	691	506
Total Assets	307,388	148,317	477,226	1,497,493	407,518	272,526
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	476	363	1,006	1,942	698	512
Investments purchased	-	-	-	-	-	-
Total Liabilities	476	363	1,006	1,942	698	512
NET ASSETS	$306,912	$147,954	$476,220	$1,495,551	$406,820	$272,014
NET ASSETS CONSIST OF:
Accumulation units	306,912	147,954	476,220	1,495,551	406,820	272,014
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$306,912	$147,954	$476,220	$1,495,551	$406,820	$272,014
Units Outstanding	28,265	19,447	38,341	133,309	35,929	26,512
Accumulation Unit Value	$10.83 - $10.90	$7.58 - $7.63	$12.36 - $12.43	$11.19 - $11.26	$11.28 - $11.35	$10.26 - $10.26
Cost of Investments	$301,722	$138,757	$419,130	$1,420,214	$398,068	$263,028

		Vanguard VIF
		Total
	Vanguard VIF	International	Vanguard VIF
	Total Bond	Stock Market	Total Stock
	Market Index	Index	Market Index
ASSETS
Investments in mutual funds, at value	$524,691	$622,460	$1,013,934
Receivables:
Due from Pacific Life & Annuity Company	-	-	-
Investments sold	589	1,381	2,095
Total Assets	525,280	623,841	1,016,029
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	597	1,390	2,108
Investments purchased	-	-	-
Total Liabilities	597	1,390	2,108
NET ASSETS	$524,683	$622,451	$1,013,921
NET ASSETS CONSIST OF:
Accumulation units	524,683	622,451	1,013,921
Contracts in payout (annuitization) period	-	-	-
NET ASSETS	$524,683	$622,451	$1,013,921
Units Outstanding	58,081	60,267	69,534
Accumulation Unit Value	$9.00 - $9.05	$10.27 - $10.33	$14.53 - $14.61
Cost of Investments	$513,613	$556,429	$847,474

See Notes to Financial Statements	SA-19

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Income	Bond	Managed
	Class I	Class I	Class I	Class P (1)	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	17,105	86,327	105,166	-	77,929	75,238
Administrative fees	4,307	19,462	23,934	-	16,246	17,670
Total Expenses	21,412	105,789	129,100	-	94,175	92,908
Net Investment Income (Loss)	(21,412)	(105,789)	(129,100)	-	(94,175)	(92,908)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,646	166,023	529,871	-	44,055	184,805
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,646	166,023	529,871	-	44,055	184,805
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	51,990	(24,449)	252,426	-	440,260	(2,841)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,224	$35,785	$653,197	$-	$390,140	$89,056

	Intermediate	Managed	Short Duration	Emerging	Dividend	Equity
	Bond	Bond	Bond	Markets Debt	Growth	Index
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	20,113	101,895	120,962	17,063	334,881	1,616,322
Administrative fees	3,747	21,104	28,010	3,151	78,054	385,685
Total Expenses	23,860	122,999	148,972	20,214	412,935	2,002,007
Net Investment Income (Loss)	(23,860)	(122,999)	(148,972)	(20,214)	(412,935)	(2,002,007)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,685)	281,076	55,378	83,010	1,755,184	5,218,773
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(2,685)	281,076	55,378	83,010	1,755,184	5,218,773
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(111,722)	(50,103)	553,409	24,474	2,333,052	30,101,775
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(138,267)	$107,974	$459,815	$87,270	$3,675,301	$33,318,541

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-20

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
	Focused		Hedged	Large-Cap	Large-Cap	Large-Cap
	Growth	Growth	Equity	Core	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	171,683	148,144	499,839	102,066	149,438	97,717
Administrative fees	39,079	34,929	127,531	22,078	34,569	22,751
Total Expenses	210,762	183,073	627,370	124,144	184,007	120,468
Net Investment Income (Loss)	(210,762)	(183,073)	(627,370)	(124,144)	(184,007)	(120,468)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	874,070	638,592	21,843	65,996	1,301,013	739,535
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	874,070	638,592	21,843	65,996	1,301,013	739,535
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,014,960	3,263,737	8,018,596	1,947,264	2,302,812	28,731
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,678,268	$3,719,256	$7,413,069	$1,889,116	$3,419,818	$647,798

		Mid-Cap
	Mid-Cap	Plus Bond	Mid-Cap	Small-Cap	Small-Cap	Small-Cap
	Growth	Alpha	Value	Equity	Growth	Index
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	129,141	78,289	72,380	75,589	56,960	133,221
Administrative fees	28,621	17,564	15,727	16,704	12,864	33,837
Total Expenses	157,762	95,853	88,107	92,293	69,824	167,058
Net Investment Income (Loss)	(157,762)	(95,853)	(88,107)	(92,293)	(69,824)	(167,058)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,038,524	353,431	250,873	10,052	975,703	404,475
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,038,524	353,431	250,873	10,052	975,703	404,475
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(693,104)	684,861	435,668	645,267	(617,176)	1,116,253
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$187,658	$942,439	$598,434	$563,026	$288,703	$1,353,670

See Notes to Financial Statements	SA-21

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Small-Cap
	Plus Bond	Small-Cap		Value	Emerging	International
	Alpha	Value	Value	Advantage	Markets	Growth
	Class I (1)	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	6	51,411	40,417	43,013	63,074	2,351
Administrative fees	1	11,015	8,418	9,060	13,535	755
Total Expenses	7	62,426	48,835	52,073	76,609	3,106
Net Investment Income (Loss)	(7)	(62,426)	(48,835)	(52,073)	(76,609)	(3,106)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	346,279	56,666	295,896	472,574	(95)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	-	346,279	56,666	295,896	472,574	(95)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(176)	(54,807)	297,976	315,428	(566,685)	22,653
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(183)	$229,046	$305,807	$559,251	$(170,720)	$19,452

	International	International	International	Health	Real
	Large-Cap	Small-Cap	Value	Sciences	Estate	Technology
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	73,441	14,672	47,409	289,258	65,192	247,323
Administrative fees	15,896	2,802	9,869	64,872	13,814	57,163
Total Expenses	89,337	17,474	57,278	354,130	79,006	304,486
Net Investment Income (Loss)	(89,337)	(17,474)	(57,278)	(354,130)	(79,006)	(304,486)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	843,525	125,800	459,545	1,878,135	958,041	1,392,271
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	843,525	125,800	459,545	1,878,135	958,041	1,392,271
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(531,673)	(138,966)	(275,902)	(740,928)	(535,546)	5,911,759
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$222,515	$(30,640)	$126,365	$783,077	$343,489	$6,999,544

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-22

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
					Pacific	Pacific
		ESG	PSF Avantis	PSF Avantis	Dynamix -	Dynamix -
	ESG	Diversified	Balanced	Balanced	Conservative	Moderate
	Diversified	Growth	Allocation	Allocation	Growth	Growth
	Class I	Class I	Class D	Class P	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	17,039	1,926	147,967	220	426,712	1,525,322
Administrative fees	4,463	464	38,144	441	95,244	347,207
Total Expenses	21,502	2,390	186,111	661	521,956	1,872,529
Net Investment Income (Loss)	(21,502)	(2,390)	(186,111)	(661)	(521,956)	(1,872,529)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	51,339	3	503,289	1,874	2,199,620	9,288,516
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	51,339	3	503,289	1,874	2,199,620	9,288,516
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	148,540	24,058	1,218,626	14,378	1,206,026	7,611,111
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$178,377	$21,671	$1,535,804	$15,591	$2,883,690	$15,027,098

	Pacific			Pacific		Portfolio
	Dynamix -	Pacific	Pacific	Dynamix -	Portfolio	Optimization
	Moderate	Dynamix -	Dynamix -	Aggressive	Optimization	Moderate-
	Growth	Growth	Growth	Growth	Conservative	Conservative
	Class P (1)	Class I	Class P	Class I (2)	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	3	1,991,899	51	333	760,112	1,234,237
Administrative fees	6	497,161	101	91	142,431	218,590
Total Expenses	9	2,489,060	152	424	902,543	1,452,827
Net Investment Income (Loss)	(9)	(2,489,060)	(152)	(424)	(902,543)	(1,452,827)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	628	41,524	149	(2)	2,424,758	7,766,568
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	628	41,524	149	(2)	2,424,758	7,766,568
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	-	25,450,119	4,229	3,378	1,422,789	70,538
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$619	$23,002,583	$4,226	$2,952	$2,945,004	$6,384,279

(1)	Operations commenced or resumed during 2024 and all units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for commencement date of operations and date of full redemption).
(2)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-23

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
			Portfolio	Invesco
	Portfolio	Portfolio	Optimization	Oppenheimer	Invesco V.I.	Invesco V.I.
	Optimization	Optimization	Aggressive-	V.I. International	American	Balanced-Risk
	Moderate	Growth	Growth	Growth	Value	Allocation
	Class I	Class I	Class I	Series II	Series I (1)	Series II
INVESTMENT INCOME
Dividends	$-	$-	$-	$2,842	$1,937	$1,181,326
EXPENSES
Mortality and expense risk	5,095,390	4,238,057	1,151,278	7,538	424	199,359
Administrative fees	893,350	736,303	190,638	1,857	454	44,522
Total Expenses	5,988,740	4,974,360	1,341,916	9,395	878	243,881
Net Investment Income (Loss)	(5,988,740)	(4,974,360)	(1,341,916)	(6,553)	1,059	937,445
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	28,275,113	24,900,158	7,216,873	7,147	151	(174,532)
Capital gain distributions	-	-	-	50,549	4,490	-
Realized Gain (Loss) on Investments	28,275,113	24,900,158	7,216,873	57,696	4,641	(174,532)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	12,863,146	8,885,321	2,281,878	(72,674)	34,147	(366,106)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,149,519	$28,811,119	$8,156,835	$(21,531)	$39,847	$396,807

	Invesco V.I.
	Discovery	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Mid Cap	Equity and	Global	Invesco V.I.	Main Street	Invesco V.I.
	Growth	Income	Real Estate	Global	Small Cap Fund	Technology
	Series I (1)	Series II	Series II	Series II	Series I (1)	Series I
INVESTMENT INCOME
Dividends	$-	$44,827	$28,295	$-	$-	$-
EXPENSES
Mortality and expense risk	5	24,547	8,434	23,583	9	735
Administrative fees	11	5,785	3,114	5,362	17	822
Total Expenses	16	30,332	11,548	28,945	26	1,557
Net Investment Income (Loss)	(16)	14,495	16,747	(28,945)	(26)	(1,557)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	(3,038)	(31,928)	35,701	(1)	159
Capital gain distributions	-	109,496	-	151,202	570	16,096
Realized Gain (Loss) on Investments	-	106,458	(31,928)	186,903	569	16,255
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	710	126,203	(35,442)	157,167	(221)	79,518
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$694	$247,156	$(50,623)	$315,125	$322	$94,216

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-24

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	American Funds					American Funds
	IS American			American Funds	American Funds	IS Capital World
	High-Income	American Funds	American Funds	IS Capital	IS Capital	Growth and
	Trust	IS Asset Allocation	IS Asset Allocation	Income Builder	World Bond	Income
	Class 4	Class 1	Class 4	Class 4	Class 4	Class 1 (1)
INVESTMENT INCOME
Dividends	$250,226	$6,356	$4,663,035	$178,656	$15,346	$952
EXPENSES
Mortality and expense risk	40,420	284	2,600,827	55,481	6,690	116
Administrative fees	9,814	568	551,983	13,231	1,888	136
Total Expenses	50,234	852	3,152,810	68,712	8,578	252
Net Investment Income (Loss)	199,992	5,504	1,510,225	109,944	6,768	700
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,921)	(48)	1,457,319	13,451	(35,259)	1,385
Capital gain distributions	-	7,619	10,279,511	-	-	-
Realized Gain (Loss) on Investments	(3,921)	7,571	11,736,830	13,451	(35,259)	1,385
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	131,832	11,815	18,448,787	332,068	(9,610)	3,023
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$327,903	$24,890	$31,695,842	$455,463	$(38,101)	$5,108

	American Funds
	IS Capital World				American Funds
	Growth and	American Funds	American Funds	American Funds	IS Global Small	American Funds
	Income	IS Global Balanced	IS Global Growth	IS Global Growth	Capitalization	IS Growth
	Class 4	Class 4	Class 1 (2)	Class 4	Class 4	Class 1
INVESTMENT INCOME
Dividends	$55,106	$63,315	$-	$88,942	$9,300	$1,800
EXPENSES
Mortality and expense risk	36,132	38,632	17	68,577	10,575	477
Administrative fees	8,239	9,412	34	15,362	2,507	837
Total Expenses	44,371	48,044	51	83,939	13,082	1,314
Net Investment Income (Loss)	10,735	15,271	(51)	5,003	(3,782)	486
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,131	25,528	586	136,048	(6,355)	4,222
Capital gain distributions	-	-	-	188,238	40,698	5,398
Realized Gain (Loss) on Investments	5,131	25,528	586	324,286	34,343	9,620
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	374,762	166,834	-	407,341	(22,359)	63,296
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$390,628	$207,633	$535	$736,630	$8,202	$73,402

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2024 and all units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-25

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
						American Funds
	American Funds	American Funds	American Funds	American Funds	American Funds	IS International
	IS Growth	IS Growth-Income	IS Growth-Income	IS International	IS International	Growth and Income
	Class 4	Class 1	Class 4	Class 1 (1)	Class 4	Class 1
INVESTMENT INCOME
Dividends	$78,419	$1,231	$183,987	$124	$29,691	$510
EXPENSES
Mortality and expense risk	498,680	138	203,741	5	26,662	29
Administrative fees	110,044	275	47,386	10	6,969	57
Total Expenses	608,724	413	251,127	15	33,631	86
Net Investment Income (Loss)	(530,305)	818	(67,140)	109	(3,940)	424
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	419,701	382	170,910	(3)	6,962	7
Capital gain distributions	1,078,602	3,975	858,117	-	-	-
Realized Gain (Loss) on Investments	1,498,303	4,357	1,029,027	(3)	6,962	7
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	10,756,120	14,106	2,883,071	(781)	68,403	144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,724,118	$19,281	$3,844,958	$(675)	$71,425	$575

	American Funds	American Funds			American Funds	American Funds
	IS International	IS Managed Risk	American Funds IS	American Funds IS	IS The Bond Fund	IS The Bond Fund
	Growth and Income	Asset Allocation	New World Fund	New World Fund	of America	of America
	Class 4	Class P2	Class 1	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$33,237	$313,423	$3,979	$38,065	$7,537	$385,272
EXPENSES
Mortality and expense risk	14,927	174,501	334	30,316	221	68,454
Administrative fees	3,380	40,053	633	7,327	443	16,676
Total Expenses	18,307	214,554	967	37,643	664	85,130
Net Investment Income (Loss)	14,930	98,869	3,012	422	6,873	300,142
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(9,402)	52,643	861	54,713	(33)	(139,777)
Capital gain distributions	-	220,434	752	14,710	-	-
Realized Gain (Loss) on Investments	(9,402)	273,077	1,613	69,423	(33)	(139,777)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	25,055	1,584,506	3,994	89,642	(4,730)	(304,640)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,583	$1,956,452	$8,619	$159,487	$2,110	$(144,275)

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-26

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	American Funds IS	American Funds IS	American Funds	American Funds	BlackRock	BlackRock
	U.S. Government	U.S. Government	IS Washington	IS Washington	60/40 Target	Capital
	Securities	Securities	Mutual Investors	Mutual Investors	Allocation ETF	Appreciation
	Class 1	Class 4	Class 1 (1)	Class 4	V.I. Class I	V.I. Class III
INVESTMENT INCOME
Dividends	$2,093	$79,406	$2,025	$188,150	$601,467	$-
EXPENSES
Mortality and expense risk	60	18,786	228	129,861	239,800	4,539
Administrative fees	120	4,861	262	30,382	59,449	1,011
Total Expenses	180	23,647	490	160,243	299,249	5,550
Net Investment Income (Loss)	1,913	55,759	1,535	27,907	302,218	(5,550)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(10)	(79,905)	1,923	107,547	74,613	18,995
Capital gain distributions	-	-	708	108,702	1,475,947	262,066
Realized Gain (Loss) on Investments	(10)	(79,905)	2,631	216,249	1,550,560	281,061
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,040)	1,684	10,619	1,797,800	395,922	(96,261)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(137)	$(22,462)	$14,785	$2,041,956	$2,248,700	$179,250

	BlackRock					DFA VA
	Global	BlackRock	BlackRock	BlackRock	BlackRock	Equity Allocation
	Allocation	High Yield	S&P 500 Index	Small Cap Index	Total Return	Institutional
	V.I. Class III	V.I. Class I (1)	V.I. Class I	V.I. Class I	V.I. Class I (1)	Class (1)
INVESTMENT INCOME
Dividends	$1,249,580	$680	$997	$4,832	$1,872	$324
EXPENSES
Mortality and expense risk	962,475	15	233	427	124	4
Administrative fees	202,673	30	233	725	124	8
Total Expenses	1,165,148	45	466	1,152	248	12
Net Investment Income (Loss)	84,432	635	531	3,680	1,624	312
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	922,391	(1)	798	15	(4)	(3)
Capital gain distributions	6,774,403	-	3,323	14,120	-	205
Realized Gain (Loss) on Investments	7,696,794	(1)	4,121	14,135	(4)	202
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,215,805)	(127)	11,768	6,450	660	(1,076)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,565,421	$507	$16,420	$24,265	$2,280	$(562)

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-27

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
		DFA VA
	DFA VA	International	DFA VA	DFA VA	DFA VA US	Fidelity VIP
	Global Bond	Value	Short-Term Fixed	US Large Value	Targeted Value	Consumer
	Institutional	Institutional	Institutional	Institutional	Institutional	Discretionary
	Class	Class	Class	Class	Class (1)	Initial Class
INVESTMENT INCOME
Dividends	$1,522	$8,614	$6,512	$9,659	$53	$29
EXPENSES
Mortality and expense risk	57	330	211	632	1	93
Administrative fees	114	411	422	1,199	1	186
Total Expenses	171	741	633	1,831	2	279
Net Investment Income (Loss)	1,351	7,873	5,879	7,828	51	(250)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	47	(2)	549	743	(1)	211
Capital gain distributions	-	4,446	-	48,666	257	184
Realized Gain (Loss) on Investments	47	4,444	549	49,409	256	395
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	425	(10,278)	344	(14,810)	(458)	13,915
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,823	$2,039	$6,772	$42,427	$(151)	$14,060

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Extended Market	Fidelity VIP
	Contrafund	Contrafund	Emerging Markets	Energy	Index	FundsManager 60%
	Initial Class	Service Class 2	Initial Class (1)	Initial Class (1)	Initial Class (1)	Investor Class
INVESTMENT INCOME
Dividends	$847	$16,091	$234	$2,831	$191	$234,572
EXPENSES
Mortality and expense risk	842	526,647	12	274	23	72,498
Administrative fees	1,073	126,826	23	294	45	24,166
Total Expenses	1,915	653,473	35	568	68	96,664
Net Investment Income (Loss)	(1,068)	(637,382)	199	2,263	123	137,908
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(391)	328,086	49	34	81	1,147
Capital gain distributions	59,109	6,846,727	-	-	-	-
Realized Gain (Loss) on Investments	58,718	7,174,813	49	34	81	1,147
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	26,198	7,047,824	(9)	(3,000)	1,804	593,536
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$83,848	$13,585,255	$239	$(703)	$2,008	$732,591

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-28

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Funds	Government	Government	Fidelity VIP	Investment	Fidelity VIP
	Manager 60%	Money Market	Money Market	Index 500	Grade Bond	Strategic Income
	Service Class 2	Initial Class	Service Class	Initial Class	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$823,327	$43,368	$1,686,337	$2,545	$25,553	$270,597
EXPENSES
Mortality and expense risk	433,550	1,333	372,155	220	1,116	77,422
Administrative fees	102,047	2,629	83,097	408	1,748	17,819
Total Expenses	535,597	3,962	455,252	628	2,864	95,241
Net Investment Income (Loss)	287,730	39,406	1,231,085	1,917	22,689	175,356
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(17,926)	-	-	36	(260)	(21,849)
Capital gain distributions	-	-	-	144	-	-
Realized Gain (Loss) on Investments	(17,926)	-	-	180	(260)	(21,849)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,919,613	-	-	22,050	(16,551)	165,209
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,189,417	$39,406	$1,231,085	$24,147	$5,878	$318,716

		First Trust	First Trust/Dow
	Fidelity VIP	Dorsey Wright	Jones Dividend &	Franklin	Franklin	Franklin
	Value Strategies	Tactical Core	Income Allocation	Allocation	Allocation	Income
	Initial Class (1)	Class I	Class I	VIP Class 2	VIP Class 4	VIP Class 2
INVESTMENT INCOME
Dividends	$268	$20,052	$1,089,839	$2,696	$235,736	$673,526
EXPENSES
Mortality and expense risk	6	23,030	489,810	1,122	141,591	125,942
Administrative fees	12	5,111	111,564	212	29,637	30,881
Total Expenses	18	28,141	601,374	1,334	171,228	156,823
Net Investment Income (Loss)	250	(8,089)	488,465	1,362	64,508	516,703
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(17)	16,594	682,450	(5,550)	34,026	(9,351)
Capital gain distributions	3,318	-	399,260	-	-	55,183
Realized Gain (Loss) on Investments	3,301	16,594	1,081,710	(5,550)	34,026	45,832
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,955)	220,773	580,231	15,327	801,025	178,806
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,404)	$229,278	$2,150,406	$11,139	$899,559	$741,341

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-29

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Franklin	Franklin	Franklin	Franklin	Franklin
	Mutual Global	Rising	Rising	Small Cap	Small-Mid	Templeton
	Discovery	Dividends	Dividends	Value	Cap Growth	Global Bond
	VIP Class 2	VIP Class 1	VIP Class 2	VIP Class 1 (1)	VIP Class 1 (1)	VIP Class 2
INVESTMENT INCOME
Dividends	$66,372	$1,660	$133,860	$1,344	$-	$-
EXPENSES
Mortality and expense risk	39,648	441	124,805	389	31	33,724
Administrative fees	8,141	516	29,972	413	31	7,754
Total Expenses	47,789	957	154,777	802	62	41,478
Net Investment Income (Loss)	18,583	703	(20,917)	542	(62)	(41,478)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	87,563	566	128,636	42	3	(104,025)
Capital gain distributions	278,901	6,426	636,899	2,650	-	-
Realized Gain (Loss) on Investments	366,464	6,992	765,535	2,692	3	(104,025)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(227,584)	8,640	420,118	14,598	1,425	(271,765)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$157,463	$16,335	$1,164,736	$17,832	$1,366	$(417,268)

	Goldman Sachs		Janus		LVIP American	LVIP American
	VIT Large Cap	Janus	Henderson	Janus	Century	Century
	Value	Henderson	Enterprise	Henderson	Inflation	MidCap Value
	Institutional	Balanced	Institutional	Flexible Bond	Protection	Standard
	Shares (1)	Service Shares	Shares (1)	Service Shares	Standard Class II	Class II (1)
INVESTMENT INCOME
Dividends	$364	$8,766,338	$3	$100,981	$1,581	$183
EXPENSES
Mortality and expense risk	6	5,028,626	-	25,165	42	5
Administrative fees	12	1,212,135	1	5,929	85	11
Total Expenses	18	6,240,761	1	31,094	127	16
Net Investment Income (Loss)	346	2,525,577	2	69,887	1,454	167
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(16)	7,987,613	-	(69,575)	(704)	1
Capital gain distributions	3,144	-	-	-	-	160
Realized Gain (Loss) on Investments	3,128	7,987,613	-	(69,575)	(704)	161
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,582)	53,116,157	(25)	1,659	(1,514)	(76)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,108)	$63,629,347	$(23)	$1,971	$(764)	$252

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-30

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	LVIP
	American			Lord Abbett		Macquarie
	Century	LVIP JPMorgan	Western Asset	Bond	Lord Abbett	VIP Asset
	MidCap Value	Core Bond	Core Plus VIT	Debenture	Total Return	Strategy Series
	Service Class	Standard Class (1)	Class I (1)	Class VC	Class VC	Service Class
INVESTMENT INCOME
Dividends	$130,363	$777	$2,582	$316,413	$253,816	$60,151
EXPENSES
Mortality and expense risk	55,478	4	15	52,601	43,824	33,969
Administrative fees	12,730	8	29	12,744	10,581	8,375
Total Expenses	68,208	12	44	65,345	54,405	42,344
Net Investment Income (Loss)	62,155	765	2,538	251,068	199,411	17,807
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	10,220	(2)	(20)	(50,020)	(60,364)	142,538
Capital gain distributions	252,935	-	-	-	-	119,106
Realized Gain (Loss) on Investments	263,155	(2)	(20)	(50,020)	(60,364)	261,644
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	44,155	(778)	(3,331)	90,253	(53,148)	100,279
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$369,465	$(15)	$(813)	$291,301	$85,899	$379,730

			MFS
	Macquarie	MFS	Massachusetts	MFS	MFS	MFS
	VIP	International	Investors	Total Return	Utilities	Utilities
	Engery Series	Growth -	Growth Stock -	Series -	Series -	Series -
	Service Class	Initial Class (1)	Service Class	Service Class	Initial Class	Service Class
INVESTMENT INCOME
Dividends	$117,016	$-	$840	$936,877	$1,528	$99,418
EXPENSES
Mortality and expense risk	41,880	6	4,222	397,835	83	49,066
Administrative fees	9,774	12	984	98,016	167	11,359
Total Expenses	51,654	18	5,206	495,851	250	60,425
Net Investment Income (Loss)	65,362	(18)	(4,366)	441,026	1,278	38,993
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,261	(3)	14,429	62,498	(6)	34,653
Capital gain distributions	-	-	58,468	2,009,589	1,886	138,420
Realized Gain (Loss) on Investments	6,261	(3)	72,897	2,072,087	1,880	173,073
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(357,100)	(839)	22,744	(130,319)	1,140	236,185
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(285,477)	$(860)	$91,275	$2,382,794	$4,298	$448,251

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-31

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
				PIMCO	PIMCO
	MFS			Commodity-	Emerging Markets
	Value	TOPS	TOPS	RealReturn	Bond -
	Series -	Conservative	Moderate Growth	Strategy -	Institutional	PIMCO Income -
	Service Class	ETF Class 1 (1)	ETF Class 1 (1)	Advisor Class	Class	Advisor Class
INVESTMENT INCOME
Dividends	$11,832	$-	$1,752	$29,855	$665	$200,505
EXPENSES
Mortality and expense risk	5,816	-	76	14,671	15	29,924
Administrative fees	1,296	-	151	3,053	30	8,269
Total Expenses	7,112	-	227	17,724	45	38,193
Net Investment Income (Loss)	4,720	-	1,525	12,131	620	162,312
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	29,028	-	7	(144,866)	(2)	(9,608)
Capital gain distributions	62,857	-	1,212	-	-	-
Realized Gain (Loss) on Investments	91,885	-	1,219	(144,866)	(2)	(9,608)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(10,844)	-	1,105	198,830	87	(14,181)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,761	$-	$3,849	$66,095	$705	$138,523

	PIMCO	PIMCO
	Low Duration -	Total Return -			Schwab
	Institutional	Institutional	Schwab	Schwab	VIT Balanced	Schwab
	Class (1)	Class	S&P 500 Index	VIT Balanced	with Growth	VIT Growth
INVESTMENT INCOME
Dividends	$262	$6,711	$3,003	$94,457	$160,286	$81,627
EXPENSES
Mortality and expense risk	9	240	503	15,936	27,427	14,684
Administrative fees	19	479	894	11,383	19,591	10,489
Total Expenses	28	719	1,397	27,319	47,018	25,173
Net Investment Income (Loss)	234	5,992	1,606	67,138	113,268	56,454
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1)	(33)	573	74,662	112,436	159,600
Capital gain distributions	-	-	-	13,925	21,784	12,656
Realized Gain (Loss) on Investments	(1)	(33)	573	88,587	134,220	172,256
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(72)	(2,880)	56,554	165,329	431,984	195,244
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$161	$3,079	$58,733	$321,054	$679,472	$423,954

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-32

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Equity	Health	Global Resources	Vanguard VIF
	V.I.S. Class 3	Growth - I	Income - I (1)	Sciences - I	Class S	Balanced
INVESTMENT INCOME
Dividends	$10,182	$-	$239	$-	$23,565	$39,350
EXPENSES
Mortality and expense risk	54,109	794	18	379	10,537	2,730
Administrative fees	10,402	1,588	37	476	2,411	5,447
Total Expenses	64,511	2,382	55	855	12,948	8,177
Net Investment Income (Loss)	(54,329)	(2,382)	184	(855)	10,617	31,173
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	411,523	1,749	15	(7)	25,526	21,422
Capital gain distributions	49	26,312	1,607	16,498	-	85,107
Realized Gain (Loss) on Investments	411,572	28,061	1,622	16,491	25,526	106,529
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(158,792)	119,402	(1,276)	(20,061)	(77,902)	94,434
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$198,451	$145,081	$530	$(4,425)	$(41,759)	$232,136

		Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Conservative	Diversified	Equity	Equity	Vanguard VIF
	Capital Growth	Allocation	Value	Income	Index	Growth (1)
INVESTMENT INCOME
Dividends	$1,873	$7,916	$-	$7,964	$1,131	$-
EXPENSES
Mortality and expense risk	271	661	321	530	130	24
Administrative fees	543	873	589	1,060	261	24
Total Expenses	814	1,534	910	1,590	391	48
Net Investment Income (Loss)	1,059	6,382	(910)	6,374	740	(48)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	302	573	89,187	(32)	215	3
Capital gain distributions	3,424	6,709	-	16,789	3,233	-
Realized Gain (Loss) on Investments	3,726	7,282	89,187	16,757	3,448	3
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,832	5,657	(81,198)	20,165	14,363	1,571
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,617	$19,321	$7,079	$43,296	$18,551	$1,526

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-33

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
						Vanguard VIF
	Vanguard VIF		Vanguard VIF	Vanguard VIF	Vanguard VIF	Short-Term
	High Yield	Vanguard VIF	Mid-Cap	Moderate	Real Estate	Investment-
	Bond	International	Index	Allocation	Index	Grade
INVESTMENT INCOME
Dividends	$11,735	$980	$3,484	$20,682	$8,915	$3,753
EXPENSES
Mortality and expense risk	600	216	537	2,791	735	281
Administrative fees	695	339	1,002	2,885	976	562
Total Expenses	1,295	555	1,539	5,676	1,711	843
Net Investment Income (Loss)	10,440	425	1,945	15,006	7,204	2,910
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(235)	(4)	(571)	312	(594)	6
Capital gain distributions	-	2,595	2,904	16,817	7,520	-
Realized Gain (Loss) on Investments	(235)	2,591	2,333	17,129	6,926	6
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,773	1,786	37,857	44,335	(3,839)	5,332
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,978	$4,802	$42,135	$76,470	$10,291	$8,248

		Vanguard VIF
		Total
	Vanguard VIF	International	Vanguard VIF
	Total Bond	Stock Market	Total Stock
	Market Index	Index	Market Index
INVESTMENT INCOME
Dividends	$8,560	$17,795	$10,208
EXPENSES
Mortality and expense risk	549	955	1,763
Administrative fees	1,041	1,796	2,589
Total Expenses	1,590	2,751	4,352
Net Investment Income (Loss)	6,970	15,044	5,856
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	32	161	2,035
Capital gain distributions	-	3,020	55,965
Realized Gain (Loss) on Investments	32	3,181	58,000
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,885)	7,019	115,716
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,117	$25,244	$179,572

See Notes to Financial Statements	SA-34

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Core Income		Diversified Bond		Floating Rate Income
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(21,412)	$(18,720)	$(105,789)	$(110,356)	$(129,100)	$(131,571)
Realized gain (loss) on investments	1,646	(13,839)	166,023	(97,509)	529,871	165,006
Change in net unrealized appreciation (depreciation) on investments	51,990	118,216	(24,449)	423,542	252,426	1,154,556
Net Increase (Decrease) in Net Assets Resulting from Operations	32,224	85,657	35,785	215,677	653,197	1,187,991
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	373,807	124,999	205,123	260,163	299,236	399,728
Transfers between variable and fixed accounts, net	76,809	(20,307)	231,264	649,343	330,912	83,089
Contract benefits and terminations	(100,445)	(77,297)	(1,325,132)	(1,081,149)	(2,174,525)	(1,422,057)
Contract charges and deductions	(47)	(42)	(13,078)	(13,910)	(7,385)	(8,090)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	326	277	(1,509)	274
Other	81	(6)	1,254	427	(47)	(53)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	350,205	27,347	(900,243)	(184,849)	(1,553,318)	(947,109)
NET INCREASE (DECREASE) IN NET ASSETS	382,429	113,004	(864,458)	30,828	(900,121)	240,882
NET ASSETS
Beginning of Year	1,493,434	1,380,430	9,179,889	9,149,061	10,080,141	9,839,259
End of Year	$1,875,863	$1,493,434	$8,315,431	$9,179,889	$9,180,020	$10,080,141

	Floating Rate Income		High Yield Bond		Inflation Managed
	Class P (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$-	$(33)	$(94,175)	$(90,206)	$(92,908)	$(107,137)
Realized gain (loss) on investments	-	907	44,055	147,177	184,805	(90,180)
Change in net unrealized appreciation (depreciation) on investments	-	-	440,260	621,453	(2,841)	377,230
Net Increase (Decrease) in Net Assets Resulting from Operations	-	874	390,140	678,424	89,056	179,913
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,418	12,602	495,750	110,417	244,323	196,937
Transfers between variable and fixed accounts, net	-	(13,387)	642,143	232,038	(234,925)	(221,238)
Contract benefits and terminations	-	(89)	(1,057,440)	(813,407)	(888,475)	(1,176,500)
Contract charges and deductions	-	-	(15,960)	(15,705)	(8,684)	(10,152)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	1	1	(1,426)	241
Other	-	-	(204)	(518)	(40)	84
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,418	(874)	64,290	(487,174)	(889,227)	(1,210,628)
NET INCREASE (DECREASE) IN NET ASSETS	10,418	-	454,430	191,250	(800,171)	(1,030,715)
NET ASSETS
Beginning of Year or Period	-	-	6,757,163	6,565,913	7,816,715	8,847,430
End of Year or Period	$10,418	$-	$7,211,593	$6,757,163	$7,016,544	$7,816,715

(1)	Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023. Operations resumed during 2024. (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-35

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Intermediate Bond		Managed Bond		Short Duration Bond
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(23,860)	$(3,489)	$(122,999)	$(128,998)	$(148,972)	$(141,353)
Realized gain (loss) on investments	(2,685)	(395)	281,076	95,356	55,378	(24,181)
Change in net unrealized appreciation (depreciation) on investments	(111,722)	20,501	(50,103)	507,737	553,409	620,913
Net Increase (Decrease) in Net Assets Resulting from Operations	(138,267)	16,617	107,974	474,095	459,815	455,379
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	218,311	50,652	628,589	307,061	233,225	671,329
Transfers between variable and fixed accounts, net	5,149,902	91,079	42,696	673,047	2,982,265	(472,039)
Contract benefits and terminations	(33,714)	(6,549)	(1,227,291)	(1,402,331)	(2,018,029)	(911,819)
Contract charges and deductions	(341)	(664)	(19,651)	(21,215)	(16,374)	(17,058)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	349	288	(838)	(3,008)
Other	(164)	(6)	(41)	(147)	(383)	18
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,333,994	134,512	(575,349)	(443,297)	1,179,866	(732,577)
NET INCREASE (DECREASE) IN NET ASSETS	5,195,727	151,129	(467,375)	30,798	1,639,681	(277,198)
NET ASSETS
Beginning of Year	413,621	262,492	9,713,012	9,682,214	12,463,895	12,741,093
End of Year	$5,609,348	$413,621	$9,245,637	$9,713,012	$14,103,576	$12,463,895

	Emerging Markets Debt		Dividend Growth		Equity Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(20,214)	$(20,183)	$(412,935)	$(361,617)	$(2,002,007)	$(1,691,064)
Realized gain (loss) on investments	83,010	(12,785)	1,755,184	30,422	5,218,773	3,219,480
Change in net unrealized appreciation (depreciation) on investments	24,474	191,075	2,333,052	3,635,357	30,101,775	28,339,429
Net Increase (Decrease) in Net Assets Resulting from Operations	87,270	158,107	3,675,301	3,304,162	33,318,541	29,867,845
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	160,968	118,621	1,313,472	1,232,397	18,454,777	4,915,128
Transfers between variable and fixed accounts, net	(320,158)	(57,262)	586,451	1,790,206	2,210,415	(1,166,492)
Contract benefits and terminations	(176,875)	(147,108)	(4,223,515)	(3,634,932)	(21,741,199)	(18,688,503)
Contract charges and deductions	(2,893)	(3,336)	(20,454)	(21,690)	(19,440)	(17,598)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	(678)	(24)	-
Other	(1)	10	1,048	842	3,250	(3,296)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(338,959)	(89,075)	(2,342,998)	(633,855)	(1,092,221)	(14,960,761)
NET INCREASE (DECREASE) IN NET ASSETS	(251,689)	69,032	1,332,303	2,670,307	32,226,320	14,907,084
NET ASSETS
Beginning of Year	1,553,628	1,484,596	31,106,064	28,435,757	144,910,330	130,003,246
End of Year	$1,301,939	$1,553,628	$32,438,367	$31,106,064	$177,136,650	$144,910,330

See Notes to Financial Statements	SA-36

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Focused Growth		Growth		Hedged Equity
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(210,762)	$(161,993)	$(183,073)	$(136,841)	$(627,370)	$(322,376)
Realized gain (loss) on investments	874,070	54,594	638,592	100,458	21,843	(91,643)
Change in net unrealized appreciation (depreciation) on investments	3,014,960	3,901,158	3,263,737	3,247,840	8,018,596	3,825,457
Net Increase (Decrease) in Net Assets Resulting from Operations	3,678,268	3,793,759	3,719,256	3,211,457	7,413,069	3,411,438
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,454,660	368,023	841,962	299,896	14,131,534	8,142,443
Transfers between variable and fixed accounts, net	324,853	429,760	385,248	798,963	11,547,424	8,625,043
Contract benefits and terminations	(2,090,333)	(743,243)	(1,815,281)	(1,285,216)	(5,565,935)	(1,898,742)
Contract charges and deductions	(4,102)	(4,259)	(7,371)	(7,138)	(512,279)	(241,860)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(2)	-	-	-	-	-
Other	1,037	522	(9)	(2,709)	(5,178)	2,364
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(313,887)	50,803	(595,451)	(196,204)	19,595,566	14,629,248
NET INCREASE (DECREASE) IN NET ASSETS	3,364,381	3,844,562	3,123,805	3,015,253	27,008,635	18,040,686
NET ASSETS
Beginning of Year	14,394,927	10,550,365	12,710,656	9,695,403	37,423,803	19,383,117
End of Year	$17,759,308	$14,394,927	$15,834,461	$12,710,656	$64,432,438	$37,423,803

	Large-Cap Core		Large-Cap Growth		Large-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(124,144)	$(90,389)	$(184,007)	$(142,801)	$(120,468)	$(113,576)
Realized gain (loss) on investments	65,996	148,419	1,301,013	456,922	739,535	73,908
Change in net unrealized appreciation (depreciation) on investments	1,947,264	1,525,423	2,302,812	3,639,100	28,731	1,240,227
Net Increase (Decrease) in Net Assets Resulting from Operations	1,889,116	1,583,453	3,419,818	3,953,221	647,798	1,200,559
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,405,592	343,515	646,309	805,485	725,352	292,464
Transfers between variable and fixed accounts, net	1,053,604	163,005	365,011	231,137	(488,325)	104,027
Contract benefits and terminations	(1,185,159)	(598,348)	(2,558,638)	(1,752,380)	(1,135,399)	(890,804)
Contract charges and deductions	(8,250)	(6,603)	(4,522)	(3,263)	(12,039)	(12,695)
Adjustments to net assets allocated to contracts in payout (annuitization) period	390	267	(1)	-	-	-
Other	227	(208)	2,118	(221)	68	(429)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,266,404	(98,372)	(1,549,723)	(719,242)	(910,343)	(507,437)
NET INCREASE (DECREASE) IN NET ASSETS	3,155,520	1,485,081	1,870,095	3,233,979	(262,545)	693,122
NET ASSETS
Beginning of Year	7,683,720	6,198,639	12,752,976	9,518,997	9,896,975	9,203,853
End of Year	$10,839,240	$7,683,720	$14,623,071	$12,752,976	$9,634,430	$9,896,975

See Notes to Financial Statements	SA-37

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Mid-Cap Growth		Mid-Cap Plus Bond Alpha		Mid-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(157,762)	$(155,844)	$(95,853)	$(87,431)	$(88,107)	$(77,401)
Realized gain (loss) on investments	1,038,524	274,234	353,431	34,000	250,873	(27,109)
Change in net unrealized appreciation (depreciation) on investments	(693,104)	1,935,196	684,861	944,070	435,668	948,603
Net Increase (Decrease) in Net Assets Resulting from Operations	187,658	2,053,586	942,439	890,639	598,434	844,093
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	425,166	380,623	944,384	162,467	678,285	360,607
Transfers between variable and fixed accounts, net	132,321	26,140	373,693	(262,434)	159,400	1,094,134
Contract benefits and terminations	(1,785,414)	(1,170,793)	(686,372)	(669,009)	(1,089,916)	(668,890)
Contract charges and deductions	(11,115)	(11,448)	(7,005)	(8,589)	(7,331)	(7,591)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2	(270)	106	78	-	-
Other	(449)	124	736	482	(366)	(977)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,239,489)	(775,624)	625,542	(777,005)	(259,928)	777,283
NET INCREASE (DECREASE) IN NET ASSETS	(1,051,831)	1,277,962	1,567,981	113,634	338,506	1,621,376
NET ASSETS
Beginning of Year	12,802,751	11,524,789	6,946,587	6,832,953	6,933,792	5,312,416
End of Year	$11,750,920	$12,802,751	$8,514,568	$6,946,587	$7,272,298	$6,933,792

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(92,293)	$(55,198)	$(69,824)	$(79,102)	$(167,058)	$(142,672)
Realized gain (loss) on investments	10,052	34	975,703	103,944	404,475	(126,482)
Change in net unrealized appreciation (depreciation) on investments	645,267	680,546	(617,176)	704,130	1,116,253	2,111,788
Net Increase (Decrease) in Net Assets Resulting from Operations	563,026	625,382	288,703	728,972	1,353,670	1,842,634
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,167,433	1,450,623	706,935	109,941	1,352,927	466,678
Transfers between variable and fixed accounts, net	1,342,040	868,336	(319,262)	317,140	(252,903)	1,879,874
Contract benefits and terminations	(490,321)	(643,469)	(1,509,725)	(666,137)	(1,584,865)	(1,162,640)
Contract charges and deductions	(1,705)	(1,759)	(4,921)	(6,235)	(2,682)	(2,821)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	2	(386)	60	46
Other	246	7,827	456	25	(1,083)	(1,321)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,017,693	1,681,558	(1,126,515)	(245,652)	(488,546)	1,179,816
NET INCREASE (DECREASE) IN NET ASSETS	2,580,719	2,306,940	(837,812)	483,320	865,124	3,022,450
NET ASSETS
Beginning of Year	5,819,047	3,512,107	6,352,276	5,868,956	14,489,415	11,466,965
End of Year	$8,399,766	$5,819,047	$5,514,464	$6,352,276	$15,354,539	$14,489,415

See Notes to Financial Statements	SA-38

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Small-Cap Plus Bond Alpha		Small-Cap Value		Value
	Class I (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(7)		$(62,426)	$(62,635)	$(48,835)	$(41,185)
Realized gain (loss) on investments	-		346,279	10,698	56,666	33,621
Change in net unrealized appreciation (depreciation) on investments	(176)		(54,807)	351,216	297,976	87,319
Net Increase (Decrease) in Net Assets Resulting from Operations	(183)		229,046	299,279	305,807	79,755
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		261,961	383,065	379,717	318,513
Transfers between variable and fixed accounts, net	3,894		(71,545)	(71,666)	158,143	(197,997)
Contract benefits and terminations	-		(669,602)	(528,172)	(476,624)	(320,513)
Contract charges and deductions	-		(4,207)	(4,532)	(6,203)	(6,243)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	(1)	5	(641)
Other	-		765	467	(728)	197
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,894		(482,628)	(220,839)	54,310	(206,684)
NET INCREASE (DECREASE) IN NET ASSETS	3,711		(253,582)	78,440	360,117	(126,929)
NET ASSETS
Beginning of Year or Period	-		5,061,403	4,982,963	3,477,741	3,604,670
End of Year or Period	$3,711		$4,807,821	$5,061,403	$3,837,858	$3,477,741

	Value Advantage		Emerging Markets		International Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(52,073)	$(53,397)	$(76,609)	$(80,922)	$(3,106)	$(1,069)
Realized gain (loss) on investments	295,896	2,053	472,574	2,798	(95)	(372)
Change in net unrealized appreciation (depreciation) on investments	315,428	377,501	(566,685)	513,562	22,653	22,728
Net Increase (Decrease) in Net Assets Resulting from Operations	559,251	326,157	(170,720)	435,438	19,452	21,287
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	129,939	276,802	386,889	203,764	81,590	17,395
Transfers between variable and fixed accounts, net	402,985	(169,200)	(150,359)	734,128	75,254	157,654
Contract benefits and terminations	(650,838)	(631,880)	(781,673)	(574,582)	(1,312)	(740)
Contract charges and deductions	(1,316)	(1,151)	(11,070)	(11,973)	(10)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(1)	1	-	-
Other	(3)	221	295	(68)	(11)	(5)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(119,233)	(525,208)	(555,919)	351,270	155,511	174,304
NET INCREASE (DECREASE) IN NET ASSETS	440,018	(199,051)	(726,639)	786,708	174,963	195,591
NET ASSETS
Beginning of Year	4,290,802	4,489,853	6,330,327	5,543,619	260,332	64,741
End of Year	$4,730,820	$4,290,802	$5,603,688	$6,330,327	$435,295	$260,332

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-39

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	International Large-Cap		International Small-Cap		International Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(89,337)	$(93,740)	$(17,474)	$(18,971)	$(57,278)	$(60,665)
Realized gain (loss) on investments	843,525	460,105	125,800	63,509	459,545	68,860
Change in net unrealized appreciation (depreciation) on investments	(531,673)	875,951	(138,966)	161,469	(275,902)	742,599
Net Increase (Decrease) in Net Assets Resulting from Operations	222,515	1,242,316	(30,640)	206,007	126,365	750,794
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	162,969	259,108	26,966	8,080	240,609	98,682
Transfers between variable and fixed accounts, net	(443,324)	(190,679)	43,866	37,128	(361,139)	454,889
Contract benefits and terminations	(829,186)	(1,086,459)	(237,597)	(240,545)	(628,494)	(587,459)
Contract charges and deductions	(21,725)	(22,862)	(5,297)	(5,124)	(13,100)	(15,937)
Adjustments to net assets allocated to contracts in payout (annuitization) period	326	(1,158)	-	-	326	250
Other	(793)	(833)	12	45	46	(440)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,131,733)	(1,042,883)	(172,050)	(200,416)	(761,752)	(50,015)
NET INCREASE (DECREASE) IN NET ASSETS	(909,218)	199,433	(202,690)	5,591	(635,387)	700,779
NET ASSETS
Beginning of Year	7,745,562	7,546,129	1,430,935	1,425,344	4,794,888	4,094,109
End of Year	$6,836,344	$7,745,562	$1,228,245	$1,430,935	$4,159,501	$4,794,888

	Health Sciences		Real Estate		Technology
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(354,130)	$(345,827)	$(79,006)	$(80,958)	$(304,486)	$(218,000)
Realized gain (loss) on investments	1,878,135	1,582,613	958,041	81,948	1,392,271	189,124
Change in net unrealized appreciation (depreciation) on investments	(740,928)	(788,853)	(535,546)	654,864	5,911,759	7,051,373
Net Increase (Decrease) in Net Assets Resulting from Operations	783,077	447,933	343,489	655,854	6,999,544	7,022,497
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	638,569	415,954	248,219	129,581	1,105,862	589,104
Transfers between variable and fixed accounts, net	1,034,634	(38,809)	(411,528)	552,904	398,176	1,390,770
Contract benefits and terminations	(3,594,308)	(2,940,041)	(1,011,286)	(795,226)	(2,924,054)	(1,662,311)
Contract charges and deductions	(11,452)	(12,623)	(7,159)	(7,249)	(8,678)	(8,410)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1)	-	84	64	91	57
Other	237	909	(883)	93	(3,603)	(982)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,932,321)	(2,574,610)	(1,182,553)	(119,833)	(1,432,206)	308,228
NET INCREASE (DECREASE) IN NET ASSETS	(1,149,244)	(2,126,677)	(839,064)	536,021	5,567,338	7,330,725
NET ASSETS
Beginning of Year	25,740,550	27,867,227	6,322,880	5,786,859	20,529,721	13,198,996
End of Year	$24,591,306	$25,740,550	$5,483,816	$6,322,880	$26,097,059	$20,529,721

See Notes to Financial Statements	SA-40

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	ESG Diversified		ESG Diversified Growth		PSF Avantis
	Class I		Class I		Balanced Allocation Class D
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(21,502)	$(20,961)	$(2,390)	$(1,670)	$(186,111)	$(170,136)
Realized gain (loss) on investments	51,339	(83,744)	3	(157)	503,289	(29,893)
Change in net unrealized appreciation (depreciation) on investments	148,540	335,935	24,058	21,828	1,218,626	1,925,723
Net Increase (Decrease) in Net Assets Resulting from Operations	178,377	231,230	21,671	20,001	1,535,804	1,725,694
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	23,836	126,662	55,458	-	1,480,106	1,169,342
Transfers between variable and fixed accounts, net	(310,672)	(353,391)	38	(40)	(1,028,809)	(1,504)
Contract benefits and terminations	(14,345)	(11,868)	-	-	(1,820,198)	(739,676)
Contract charges and deductions	(22,356)	(21,534)	(81)	(8)	(141,677)	(140,582)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	24	22	286	(2)	995	(992)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(323,513)	(260,109)	55,701	(50)	(1,509,583)	286,588
NET INCREASE (DECREASE) IN NET ASSETS	(145,136)	(28,879)	77,372	19,951	26,221	2,012,282
NET ASSETS
Beginning of Year	1,855,269	1,884,148	143,504	123,553	15,610,369	13,598,087
End of Year	$1,710,133	$1,855,269	$220,876	$143,504	$15,636,590	$15,610,369

	PSF Avantis		Pacific Dynamix -		Pacific Dynamix -
	Balanced Allocation Class P		Conservative Growth Class I		Moderate Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(661)	$(582)	$(521,956)	$(517,489)	$(1,872,529)	$(1,787,498)
Realized gain (loss) on investments	1,874	153	2,199,620	1,021,341	9,288,516	2,662,393
Change in net unrealized appreciation (depreciation) on investments	14,378	17,158	1,206,026	3,528,057	7,611,111	17,262,168
Net Increase (Decrease) in Net Assets Resulting from Operations	15,591	16,729	2,883,690	4,031,909	15,027,098	18,137,063
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	693,462	1,527,562	5,073,686	8,235,428
Transfers between variable and fixed accounts, net	-	-	(114,240)	54,671	502,126	1,675,121
Contract benefits and terminations	(7,256)	(1,297)	(5,070,579)	(4,288,589)	(19,814,350)	(14,413,212)
Contract charges and deductions	(1,656)	(1,581)	(209,215)	(221,695)	(1,032,232)	(1,064,625)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	1,713	(29,629)
Other	-	(1)	201	291	8,493	(2,757)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,912)	(2,879)	(4,700,371)	(2,927,760)	(15,260,564)	(5,599,674)
NET INCREASE (DECREASE) IN NET ASSETS	6,679	13,850	(1,816,681)	1,104,149	(233,466)	12,537,389
NET ASSETS
Beginning of Year	138,283	124,433	41,587,539	40,483,390	148,054,772	135,517,383
End of Year	$144,962	$138,283	$39,770,858	$41,587,539	$147,821,306	$148,054,772

See Notes to Financial Statements	SA-41

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Moderate Growth Class P (1)		Growth Class I		Growth Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(9)		$(2,489,060)	$(1,916,812)	$(152)	$(130)
Realized gain (loss) on investments	628		41,524	(1,053,965)	149	50
Change in net unrealized appreciation (depreciation) on investments	-		25,450,119	25,627,837	4,229	4,579
Net Increase (Decrease) in Net Assets Resulting from Operations	619		23,002,583	22,657,060	4,226	4,499
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	32,804		28,580,885	31,134,484	-	-
Transfers between variable and fixed accounts, net	(33,408)		2,735,936	2,351,086	-	-
Contract benefits and terminations	(14)		(9,789,165)	(9,117,679)	(505)	(434)
Contract charges and deductions	-		(1,526,293)	(1,313,005)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		216	176	-	-
Other	(1)		(11,571)	(3,686)	1	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(619)		19,990,008	23,051,376	(504)	(435)
NET INCREASE (DECREASE) IN NET ASSETS	-		42,992,591	45,708,436	3,722	4,064
NET ASSETS
Beginning of Year or Period	-		177,087,605	131,379,169	31,224	27,160
End of Year or Period	$-		$220,080,196	$177,087,605	$34,946	$31,224

	Pacific Dynamix -	Portfolio Optimization		Portfolio Optimization
	Aggressive Growth Class I (2)	Conservative Class I		Moderate-Conservative Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(424)	$(902,543)	$(952,544)	$(1,452,827)	$(1,510,158)
Realized gain (loss) on investments	(2)	2,424,758	3,345,776	7,766,568	5,220,472
Change in net unrealized appreciation (depreciation) on investments	3,378	1,422,789	2,554,366	70,538	5,206,731
Net Increase (Decrease) in Net Assets Resulting from Operations	2,952	2,945,004	4,947,598	6,384,279	8,917,045
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	65,072	709,373	1,779,422	900,496	2,248,585
Transfers between variable and fixed accounts, net	24,487	947,149	(630,396)	(1,022,403)	(385,205)
Contract benefits and terminations	-	(7,510,320)	(14,665,545)	(14,839,156)	(13,213,082)
Contract charges and deductions	-	(422,975)	(491,003)	(601,919)	(651,353)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	653	(13,935)	(758)	(27,679)
Other	(3)	958	13,517	(2,047)	843
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	89,556	(6,275,162)	(14,007,940)	(15,565,787)	(12,027,891)
NET INCREASE (DECREASE) IN NET ASSETS	92,508	(3,330,158)	(9,060,342)	(9,181,508)	(3,110,846)
NET ASSETS
Beginning of Year or Period	-	64,237,318	73,297,660	98,460,430	101,571,276
End of Year or Period	$92,508	$60,907,160	$64,237,318	$89,278,922	$98,460,430

(1)	Operations commenced or resumed during 2024 and all units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for commencement date of operations and date of full redemption).
(2)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-42

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate Class I		Growth Class I		Aggressive-Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,988,740)	$(5,848,046)	$(4,974,360)	$(4,873,909)	$(1,341,916)	$(1,286,178)
Realized gain (loss) on investments	28,275,113	20,525,133	24,900,158	20,303,334	7,216,873	3,769,762
Change in net unrealized appreciation (depreciation) on investments	12,863,146	28,870,276	8,885,321	21,175,623	2,281,878	7,858,800
Net Increase (Decrease) in Net Assets Resulting from Operations	35,149,519	43,547,363	28,811,119	36,605,048	8,156,835	10,342,384
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,320,374	3,396,063	2,643,550	1,908,241	671,774	347,291
Transfers between variable and fixed accounts, net	(2,794,883)	1,560,358	1,116,229	(645,074)	(574,850)	132,509
Contract benefits and terminations	(42,330,219)	(40,250,425)	(38,039,516)	(32,457,952)	(9,702,831)	(5,297,084)
Contract charges and deductions	(2,807,647)	(3,032,058)	(2,545,958)	(2,600,625)	(628,245)	(652,712)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(11,960)	(27,733)	(27,449)	152	-	-
Other	3,157	14,034	(4,098)	6,529	(11,857)	809
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(46,621,178)	(38,339,761)	(36,857,242)	(33,788,729)	(10,246,009)	(5,469,187)
NET INCREASE (DECREASE) IN NET ASSETS	(11,471,659)	5,207,602	(8,046,123)	2,816,319	(2,089,174)	4,873,197
NET ASSETS
Beginning of Year	384,819,138	379,611,536	310,581,034	307,764,715	81,092,288	76,219,091
End of Year	$373,347,479	$384,819,138	$302,534,911	$310,581,034	$79,003,114	$81,092,288

	Invesco Oppenheimer V.I.		Invesco V.I. American	Invesco V.I. Balanced-Risk
	International Growth Series II		Value Series I (1)	Allocation Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(6,553)	$(7,022)	$1,059	$937,445	$(242,381)
Realized gain (loss) on investments	57,696	(131,933)	4,641	(174,532)	(1,542,145)
Change in net unrealized appreciation (depreciation) on investments	(72,674)	264,995	34,147	(366,106)	2,670,350
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,531)	126,040	39,847	396,807	885,824
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	36,500	84,587	-	638,140	2,044,115
Transfers between variable and fixed accounts, net	4,755	(69,188)	200,471	2,601,405	(1,478,754)
Contract benefits and terminations	(37,064)	(48,252)	(978)	(1,909,918)	(2,269,286)
Contract charges and deductions	(17)	(34)	-	(185,809)	(193,282)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(52)	(6)	(5)	1,738	1,081
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,122	(32,893)	199,488	1,145,556	(1,896,126)
NET INCREASE (DECREASE) IN NET ASSETS	(17,409)	93,147	239,335	1,542,363	(1,010,302)
NET ASSETS
Beginning of Year or Period	810,840	717,693	-	17,791,548	18,801,850
End of Year or Period	$793,431	$810,840	$239,335	$19,333,911	$17,791,548

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-43

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Invesco V.I. Discovery		Invesco V.I. Equity and		Invesco V.I. Global
	Mid Cap Growth Series I (1)		Income Series II		Real Estate Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(16)		$14,495	$13,298	$16,747	$4,512
Realized gain (loss) on investments	-		106,458	93,992	(31,928)	(25,546)
Change in net unrealized appreciation (depreciation) on investments	710		126,203	78,363	(35,442)	119,194
Net Increase (Decrease) in Net Assets Resulting from Operations	694		247,156	185,653	(50,623)	98,160
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,709		431,075	88,315	18,979	134,274
Transfers between variable and fixed accounts, net	-		159,089	84,296	(37,525)	51,196
Contract benefits and terminations	(36)		(196,166)	(111,482)	(178,561)	(38,274)
Contract charges and deductions	-		(759)	(1,123)	(92)	(98)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-	-
Other	(1)		(558)	(23)	(62)	(8)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,672		392,681	59,983	(197,261)	147,090
NET INCREASE (DECREASE) IN NET ASSETS	11,366		639,837	245,636	(247,884)	245,250
NET ASSETS
Beginning of Year or Period	-		2,272,734	2,027,098	1,371,595	1,126,345
End of Year or Period	$11,366		$2,912,571	$2,272,734	$1,123,711	$1,371,595

	Invesco V.I.		Invesco V.I. Main Street	Invesco V.I.
	Global Series II		Small Cap Fund Series I (1)	Technology Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(28,945)	($20,806)	$(26)	$(1,557)	$(66)
Realized gain (loss) on investments	186,903	97,310	569	16,255	(175)
Change in net unrealized appreciation (depreciation) on investments	157,167	376,991	(221)	79,518	5,796
Net Increase (Decrease) in Net Assets Resulting from Operations	315,125	453,495	322	94,216	5,555
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	161,541	207,934	16,075	25,623	-
Transfers between variable and fixed accounts, net	297,603	113,335	-	280,769	-
Contract benefits and terminations	(510,257)	(291,715)	(202)	(1,920)	(225)
Contract charges and deductions	(91)	(94)	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(4)	-	-	-	-
Other	(3,429)	67	-	(7)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(54,637)	29,527	15,873	304,465	(226)
NET INCREASE (DECREASE) IN NET ASSETS	260,488	483,022	16,195	398,681	5,329
NET ASSETS
Beginning of Year or Period	1,915,748	1,432,726	-	17,408	12,079
End of Year or Period	$2,176,236	$1,915,748	$16,195	$416,089	$17,408

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-44

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	American Funds IS American		American Funds IS Asset		American Funds IS Asset
	High-Income Trust Class 4		Allocation Class 1		Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$199,992	$178,498	$5,504	$2,641	$1,510,225	$1,336,454
Realized gain (loss) on investments	(3,921)	(52,469)	7,571	4,923	11,736,830	8,183,960
Change in net unrealized appreciation (depreciation) on investments	131,832	209,935	11,815	9,720	18,448,787	15,323,588
Net Increase (Decrease) in Net Assets Resulting from Operations	327,903	335,964	24,890	17,284	31,695,842	24,844,002
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	565,690	209,539	137,947	-	9,884,180	9,319,915
Transfers between variable and fixed accounts, net	242,733	1,185,843	-	-	11,881,749	(2,709,259)
Contract benefits and terminations	(476,717)	(344,332)	(7,622)	(1,297)	(24,899,078)	(22,325,142)
Contract charges and deductions	(772)	(1,282)	(1,707)	(1,578)	(1,782,167)	(1,767,137)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(8,606)	786
Other	(38)	(251)	(1)	1	18,324	6,634
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	330,896	1,049,517	128,617	(2,874)	(4,905,598)	(17,474,203)
NET INCREASE (DECREASE) IN NET ASSETS	658,799	1,385,481	153,507	14,410	26,790,244	7,369,799
NET ASSETS
Beginning of Year	3,755,826	2,370,345	139,147	124,737	215,400,282	208,030,483
End of Year	$4,414,625	$3,755,826	$292,654	$139,147	$242,190,526	$215,400,282

	American Funds IS Capital	American Funds IS Capital		American Funds IS
	Income Builder Class 1 (1)	Income Builder Class 4		Capital World Bond Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$128	$109,944	$73,151	$6,768	$(10,386)
Realized gain (loss) on investments	104	13,451	(33,050)	(35,259)	(41,255)
Change in net unrealized appreciation (depreciation) on investments	-	332,068	317,927	(9,610)	93,878
Net Increase (Decrease) in Net Assets Resulting from Operations	232	455,463	358,028	(38,101)	42,237
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,272	507,570	99,152	54,071	20,480
Transfers between variable and fixed accounts, net	(13,446)	56,017	76,226	48,094	(16,815)
Contract benefits and terminations	(58)	(250,006)	(555,126)	(216,682)	(75,901)
Contract charges and deductions	-	(1,287)	(1,690)	(545)	(656)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	-	(55)	6	(84)	(22)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(232)	312,239	(381,432)	(115,146)	(72,914)
NET INCREASE (DECREASE) IN NET ASSETS	-	767,702	(23,404)	(153,247)	(30,677)
NET ASSETS
Beginning of Year or Period	-	5,138,448	5,161,852	945,266	975,943
End of Year or Period	$-	$5,906,150	$5,138,448	$792,019	$945,266

(1)	Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023. (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-45

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	American Funds IS Capital World		American Funds IS Capital World		American Funds IS
	Growth and Income Class 1 (1)		Growth and Income Class 4		Global Balanced Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$700		$10,735	$14,779	$15,271	$10,933
Realized gain (loss) on investments	1,385		5,131	(171,679)	25,528	408,163
Change in net unrealized appreciation (depreciation) on investments	3,023		374,762	649,068	166,834	18,691
Net Increase (Decrease) in Net Assets Resulting from Operations	5,108		390,628	492,168	207,633	437,787
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	79,935		167,738	212,580	66,667	120,860
Transfers between variable and fixed accounts, net	(31,106)		413,791	223,370	47,634	81,817
Contract benefits and terminations	(2,061)		(363,231)	(474,967)	(825,375)	(186,789)
Contract charges and deductions	-		(540)	(1,057)	(1,631)	(1,693)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-	-
Other	(2)		214	(198)	55	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	46,766		217,972	(40,272)	(712,650)	14,193
NET INCREASE (DECREASE) IN NET ASSETS	51,874		608,600	451,896	(505,017)	451,980
NET ASSETS
Beginning of Year or Period	-		3,036,171	2,584,275	4,045,794	3,593,814
End of Year or Period	$51,874		$3,644,771	$3,036,171	$3,540,777	$4,045,794

	American Funds IS	American Funds IS		American Funds IS Global
	Global Growth Class 1 (2)	Global Growth Class 4		Small Capitalization Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(51)	$5,003	$(29,641)	$(3,782)	$(17,106)
Realized gain (loss) on investments	586	324,286	407,877	34,343	(305,489)
Change in net unrealized appreciation (depreciation) on investments	-	407,341	659,758	(22,359)	524,113
Net Increase (Decrease) in Net Assets Resulting from Operations	535	736,630	1,037,994	8,202	201,518
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	31,661	580,941	358,292	17,625	77,480
Transfers between variable and fixed accounts, net	(30,197)	(423,423)	808,024	140,014	(113,345)
Contract benefits and terminations	(1,998)	(790,748)	(388,607)	(402,607)	(415,895)
Contract charges and deductions	-	(1,176)	(1,474)	(414)	(600)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(1)	346	(998)	(84)	13
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(535)	(634,060)	775,237	(245,466)	(452,347)
NET INCREASE (DECREASE) IN NET ASSETS	-	102,570	1,813,231	(237,264)	(250,829)
NET ASSETS
Beginning of Year or Period	-	6,273,912	4,460,681	1,341,436	1,592,265
End of Year or Period	$-	$6,376,482	$6,273,912	$1,104,172	$1,341,436

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2024 and all units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-46

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	American Funds IS		American Funds IS		American Funds IS
	Growth Class 1		Growth Class 4		Growth-Income Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$486	$382	$(530,305)	$(388,449)	$818	$813
Realized gain (loss) on investments	9,620	4,453	1,498,303	645,874	4,357	1,056
Change in net unrealized appreciation (depreciation) on investments	63,296	32,081	10,756,120	10,194,813	14,106	7,294
Net Increase (Decrease) in Net Assets Resulting from Operations	73,402	36,916	11,724,118	10,452,238	19,281	9,163
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	147,766	92,555	5,645,459	3,908,198	-	-
Transfers between variable and fixed accounts, net	(15,989)	(10,213)	(1,662,640)	1,369,863	(2,063)	53,964
Contract benefits and terminations	(2,788)	(958)	(4,887,127)	(3,007,039)	(894)	(468)
Contract charges and deductions	-	-	(14,517)	(16,241)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	(7)	-	-
Other	(4)	1	(3,551)	(3,536)	-	2
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	128,985	81,385	(922,376)	2,251,238	(2,957)	53,498
NET INCREASE (DECREASE) IN NET ASSETS	202,387	118,301	10,801,742	12,703,476	16,324	62,661
NET ASSETS
Beginning of Year	181,193	62,892	40,357,104	27,653,628	81,495	18,834
End of Year	$383,580	$181,193	$51,158,846	$40,357,104	$97,819	$81,495

	American Funds IS		American Funds IS	American Funds IS
	Growth-Income Class 4		International Class 1 (1)	International Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(67,140)	$(22,265)	$109	$(3,940)	$675
Realized gain (loss) on investments	1,029,027	909,343	(3)	6,962	(107,136)
Change in net unrealized appreciation (depreciation) on investments	2,883,071	2,627,385	(781)	68,403	525,295
Net Increase (Decrease) in Net Assets Resulting from Operations	3,844,958	3,514,463	(675)	71,425	418,834
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,635,128	1,400,754	10,709	56,078	123,711
Transfers between variable and fixed accounts, net	(216,691)	(112,036)	-	(64,241)	(84,697)
Contract benefits and terminations	(2,097,326)	(2,893,631)	(33)	(444,328)	(221,816)
Contract charges and deductions	(7,377)	(10,062)	-	(863)	(1,219)
Adjustments to net assets allocated to contracts in payout (annuitization) period	387	266	-	-	-
Other	(337)	(19,459)	1	(158)	17
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	313,784	(1,634,168)	10,677	(453,512)	(184,004)
NET INCREASE (DECREASE) IN NET ASSETS	4,158,742	1,880,295	10,002	(382,087)	234,830
NET ASSETS
Beginning of Year or Period	17,082,465	15,202,170	-	3,184,771	2,949,941
End of Year or Period	$21,241,207	$17,082,465	$10,002	$2,802,684	$3,184,771

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-47

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	American Funds IS International		American Funds IS International		American Funds IS Managed Risk
	Growth and Income Class 1 (1)		Growth and Income Class 4		Asset Allocation Class P1 (1), (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$424	$346	$14,930	$16,017		$235
Realized gain (loss) on investments	7	(4)	(9,402)	(427,374)		400
Change in net unrealized appreciation (depreciation) on investments	144	437	25,055	634,977		-
Net Increase (Decrease) in Net Assets Resulting from Operations	575	779	30,583	223,620		635
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,209	-	14,268	116,140		12,602
Transfers between variable and fixed accounts, net	-	17,292	148,159	(182,315)		(13,151)
Contract benefits and terminations	(161)	(109)	(372,602)	(310,916)		(88)
Contract charges and deductions	-	-	(61)	(125)		-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-		-
Other	-	-	(82)	17		2
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,048	17,183	(210,318)	(377,199)		(635)
NET INCREASE (DECREASE) IN NET ASSETS	5,623	17,962	(179,735)	(153,579)		-
NET ASSETS
Beginning of Year or Period	17,962	-	1,586,684	1,740,263		-
End of Year or Period	$23,585	$17,962	$1,406,949	$1,586,684		$-

	American Funds IS Managed Risk		American Funds IS		American Funds IS
	Asset Allocation Class P2		New World Fund Class 1 (1)		New World Fund Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$98,869	$81,619	$3,012	$1,605	$422	$543
Realized gain (loss) on investments	273,077	1,486,640	1,613	(20)	69,423	(60,527)
Change in net unrealized appreciation (depreciation) on investments	1,584,506	(328,151)	3,994	6,474	89,642	471,439
Net Increase (Decrease) in Net Assets Resulting from Operations	1,956,452	1,240,108	8,619	8,059	159,487	411,455
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	577,679	1,087,641	54,893	47,911	431,528	61,770
Transfers between variable and fixed accounts, net	4,934,917	219,107	61,718	89,304	(66,365)	(15,183)
Contract benefits and terminations	(2,916,312)	(1,377,490)	(4,188)	(551)	(445,810)	(284,646)
Contract charges and deductions	(115,962)	(112,137)	-	-	(802)	(868)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	2,650	194	(2)	(2)	(78)	(353)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,482,972	(182,685)	112,421	136,662	(81,527)	(239,280)
NET INCREASE (DECREASE) IN NET ASSETS	4,439,424	1,057,423	121,040	144,721	77,960	172,175
NET ASSETS
Beginning of Year or Period	14,987,353	13,929,930	144,721	-	3,142,973	2,970,798
End of Year or Period	$19,426,777	$14,987,353	$265,761	$144,721	$3,220,933	$3,142,973

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).
(2)	All units were fully redeemed or transferred prior to December 31, 2023. (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-48

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	American Funds IS The Bond		American Funds IS The Bond		American Funds IS U.S. Government
	Fund of America Class 1		Fund of America Class 4		Securities Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,873	$3,480	$300,142	$151,099	$1,913	$1,485
Realized gain (loss) on investments	(33)	(94)	(139,777)	(212,608)	(10)	(599)
Change in net unrealized appreciation (depreciation) on investments	(4,730)	2,306	(304,640)	291,932	(2,040)	(165)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,110	5,692	(144,275)	230,423	(137)	721
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	58,732	22,996	428,649	601,205	27,863	30,496
Transfers between variable and fixed accounts, net	14,516	5,006	3,884,064	859,078	4,273	(269)
Contract benefits and terminations	(1,478)	(867)	(1,060,933)	(630,765)	(231)	(117)
Contract charges and deductions	-	-	(1,747)	(2,664)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2)	-	(1,240)	(320)	1	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	71,768	27,135	3,248,793	826,534	31,906	30,110
NET INCREASE (DECREASE) IN NET ASSETS	73,878	32,827	3,104,518	1,056,957	31,769	30,831
NET ASSETS
Beginning of Year or Period	112,551	79,724	6,952,200	5,895,243	30,831	-
End of Year or Period	$186,429	$112,551	$10,056,718	$6,952,200	$62,600	$30,831

	American Funds IS U.S. Government		American Funds IS Washington		American Funds IS Washington
	Securities Class 4		Mutual Investors Class 1 (2)		Mutual Investors Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$55,759	$55,305	$1,535		$27,907	$48,578
Realized gain (loss) on investments	(79,905)	(226,721)	2,631		216,249	(156,662)
Change in net unrealized appreciation (depreciation) on investments	1,684	238,910	10,619		1,797,800	1,745,876
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,462)	67,494	14,785		2,041,956	1,637,792
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	117,756	197,900	136,697		889,515	604,661
Transfers between variable and fixed accounts, net	(37,265)	119,083	(26,723)		831,863	(606,612)
Contract benefits and terminations	(385,806)	(686,892)	(2,412)		(2,005,101)	(1,390,211)
Contract charges and deductions	(330)	(867)	-		(1,207)	(1,881)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	29	36	(2)		(46)	515
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(305,616)	(370,740)	107,560		(284,976)	(1,393,528)
NET INCREASE (DECREASE) IN NET ASSETS	(328,078)	(303,246)	122,345		1,756,980	244,264
NET ASSETS
Beginning of Year or Period	2,360,782	2,664,028	-		11,886,555	11,642,291
End of Year or Period	$2,032,704	$2,360,782	$122,345		$13,643,535	$11,886,555

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-49

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	BlackRock 60/40 Target		BlackRock Capital Appreciation		BlackRock Global Allocation
	Allocation ETF V.I. Class I		V.I. Class III		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$302,218	$200,454	$(5,550)	$(4,579)	$84,432	$1,032,890
Realized gain (loss) on investments	1,550,560	(270,034)	281,061	18,534	7,696,794	(1,733,984)
Change in net unrealized appreciation (depreciation) on investments	395,922	2,749,253	(96,261)	199,809	(1,215,805)	10,140,269
Net Increase (Decrease) in Net Assets Resulting from Operations	2,248,700	2,679,673	179,250	213,764	6,565,421	9,439,175
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,477,189	3,691,386	36	10,297	1,861,341	2,319,557
Transfers between variable and fixed accounts, net	598,591	256,471	(65,397)	(61,550)	(208,946)	385,252
Contract benefits and terminations	(1,830,280)	(1,370,232)	(25,580)	(10,596)	(12,857,810)	(11,355,518)
Contract charges and deductions	(7,977)	(7,539)	(3,807)	(3,880)	(750,625)	(853,119)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(4,572)	(3,805)
Other	100	(786)	(3)	(9)	1,667	1,416
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,237,623	2,569,300	(94,751)	(65,738)	(11,958,945)	(9,506,217)
NET INCREASE (DECREASE) IN NET ASSETS	4,486,323	5,248,973	84,499	148,026	(5,393,524)	(67,042)
NET ASSETS
Beginning of Year	22,216,717	16,967,744	616,621	468,595	91,052,778	91,119,820
End of Year	$26,703,040	$22,216,717	$701,120	$616,621	$85,659,254	$91,052,778

	BlackRock High Yield		BlackRock S&P 500 Index		BlackRock Small Cap Index
	V.I. Class I (1)		V.I. Class I		V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$635		$531	$486	$3,680	$2,198
Realized gain (loss) on investments	(1)		4,121	2,631	14,135	4,903
Change in net unrealized appreciation (depreciation) on investments	(127)		11,768	11,032	6,450	15,315
Net Increase (Decrease) in Net Assets Resulting from Operations	507		16,420	14,149	24,265	22,416
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	27,283		-	-	32,910	64,413
Transfers between variable and fixed accounts, net	-		(2,908)	(2,032)	(268)	103,777
Contract benefits and terminations	(240)		(409)	(343)	(2,062)	(889)
Contract charges and deductions	-		-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-	-
Other	-		(1)	(1)	1	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	27,043		(3,318)	(2,376)	30,581	167,300
NET INCREASE (DECREASE) IN NET ASSETS	27,550		13,102	11,773	54,846	189,716
NET ASSETS
Beginning of Year or Period	-		68,334	56,561	217,906	28,190
End of Year or Period	$27,550		$81,436	$68,334	$272,752	$217,906

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-50

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	BlackRock Total Return		DFA VA Equity Allocation		DFA VA Global Bond
	V.I. Class I (1)		Institutional Class (1)		Institutional Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,624		$312		$1,351	$1,373
Realized gain (loss) on investments	(4)		202		47	(2)
Change in net unrealized appreciation (depreciation) on investments	660		(1,076)		425	(977)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,280		(562)		1,823	394
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	56,049		-		3,074	20,437
Transfers between variable and fixed accounts, net	-		18,288		(10,718)	17,241
Contract benefits and terminations	-		(51)		(504)	(95)
Contract charges and deductions	-		-		-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-		-	-
Other	(2)		(1)		-	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	56,047		18,236		(8,148)	37,583
NET INCREASE (DECREASE) IN NET ASSETS	58,327		17,674		(6,325)	37,977
NET ASSETS
Beginning of Year or Period	-		-		37,977	-
End of Year or Period	$58,327		$17,674		$31,652	$37,977

	DFA VA International Value		DFA VA Short-Term Fixed		DFA VA US Large Value
	Institutional Class (2)		Institutional Class (2)		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,873	$1,580	$5,879	$3,984	$7,828	$5,896
Realized gain (loss) on investments	4,444	321	549	(12)	49,409	3,912
Change in net unrealized appreciation (depreciation) on investments	(10,278)	996	344	(1,637)	(14,810)	20,433
Net Increase (Decrease) in Net Assets Resulting from Operations	2,039	2,897	6,772	2,335	42,427	30,241
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	47,079	32,845	39,570	90,880	102,099	173,416
Transfers between variable and fixed accounts, net	130,073	5	(22,854)	22,470	20,522	45,015
Contract benefits and terminations	(1,104)	(103)	(3,801)	(521)	(4,050)	(1,339)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2)	(2)	-	(2)	(2)	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	176,046	32,745	12,915	112,827	118,569	217,086
NET INCREASE (DECREASE) IN NET ASSETS	178,085	35,642	19,687	115,162	160,996	247,327
NET ASSETS
Beginning of Year or Period	35,642	-	115,162	-	312,106	64,779
End of Year or Period	$213,727	$35,642	$134,849	$115,162	$473,102	$312,106

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-51

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	DFA VA US Targeted Value		Fidelity VIP Consumer Discretionary		Fidelity VIP Contrafund
	Institutional Class (1)		Initial Class (2)		Initial Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$51		$(250)	$(16)	$(1,068)	$112
Realized gain (loss) on investments	256		395	2	58,718	1,580
Change in net unrealized appreciation (depreciation) on investments	(458)		13,915	8,123	26,198	4,150
Net Increase (Decrease) in Net Assets Resulting from Operations	(151)		14,060	8,109	83,848	5,842
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,972		878	42,600	138,270	12,602
Transfers between variable and fixed accounts, net	-		1,129	5,960	272,489	32,819
Contract benefits and terminations	(5)		(717)	(151)	(5,265)	(386)
Contract charges and deductions	-		-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-	-
Other	-		1	(1)	(10)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,967		1,291	48,408	405,484	45,036
NET INCREASE (DECREASE) IN NET ASSETS	3,816		15,351	56,517	489,332	50,878
NET ASSETS
Beginning of Year or Period	-		56,517	-	50,878	-
End of Year or Period	$3,816		$71,868	$56,517	$540,210	$50,878

	Fidelity VIP Contrafund		Fidelity VIP Emerging Markets		Fidelity VIP Energy
	Service Class 2		Initial Class (1)		Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(637,382)	$(385,322)	$199		$2,263
Realized gain (loss) on investments	7,174,813	946,718	49		34
Change in net unrealized appreciation (depreciation) on investments	7,047,824	9,955,347	(9)		(3,000)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,585,255	10,516,743	239		(703)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,516,019	3,342,547	6,742		-
Transfers between variable and fixed accounts, net	2,907,230	795,346	10,302		132,451
Contract benefits and terminations	(6,858,235)	(5,804,763)	(91)		(597)
Contract charges and deductions	(3,619)	(4,217)	-		-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-
Other	2,888	(2,286)	1		(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,564,283	(1,673,373)	16,954		131,852
NET INCREASE (DECREASE) IN NET ASSETS	16,149,538	8,843,370	17,193		131,149
NET ASSETS
Beginning of Year or Period	42,637,463	33,794,093	-		-
End of Year or Period	$58,787,001	$42,637,463	$17,193		$131,149

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-52

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Fidelity VIP Extended Market Index		Fidelity VIP FundsManager 60%		Fidelity VIP FundsManager 60%
	Initial Class (1)		Investor Class (2)		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$123		$137,908	$118,528	$287,730	$378,179
Realized gain (loss) on investments	81		1,147	(720)	(17,926)	(1,210,347)
Change in net unrealized appreciation (depreciation) on investments	1,804		593,536	301,476	2,919,613	5,675,995
Net Increase (Decrease) in Net Assets Resulting from Operations	2,008		732,591	419,284	3,189,417	4,843,827
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,180		4,532,330	6,394,397	3,812,126	3,087,961
Transfers between variable and fixed accounts, net	(95)		-	-	(1,371,365)	(177,556)
Contract benefits and terminations	(150)		(24,113)	(3,082)	(4,384,615)	(3,807,046)
Contract charges and deductions	-		(77,178)	(11,656)	(389,778)	(418,187)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-	-
Other	1		(3,308)	12,702	4,573	(65)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	15,936		4,427,731	6,392,361	(2,329,059)	(1,314,893)
NET INCREASE (DECREASE) IN NET ASSETS	17,944		5,160,322	6,811,645	860,358	3,528,934
NET ASSETS
Beginning of Year or Period	-		6,811,645	-	42,017,796	38,488,862
End of Year or Period	$17,944		$11,971,967	$6,811,645	$42,878,154	$42,017,796

	Fidelity VIP Government		Fidelity VIP Government		Fidelity VIP
	Money Market Initial Class (2)		Money Market Service Class		Index 500 Initial Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$39,406	$35,613	$1,231,085	$971,323	$1,917	$478
Realized gain (loss) on investments	-	-	-	-	180	6
Change in net unrealized appreciation (depreciation) on investments	-	-	-	1	22,050	2,937
Net Increase (Decrease) in Net Assets Resulting from Operations	39,406	35,613	1,231,085	971,324	24,147	3,421
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,476,322	3,120,416	4,247,947	5,078,954	53,707	-
Transfers between variable and fixed accounts, net	(2,446,834)	(2,306,917)	13,839,866	13,081,303	123,824	47,186
Contract benefits and terminations	(5,024)	(5,490)	(18,797,892)	(12,272,254)	(2,676)	(290)
Contract charges and deductions	-	-	(16,147)	(11,263)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(5,154)	990	-	-
Other	12	(4)	19	1,276	(22)	(7)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	24,476	808,005	(731,361)	5,879,006	174,833	46,889
NET INCREASE (DECREASE) IN NET ASSETS	63,882	843,618	499,724	6,850,330	198,980	50,310
NET ASSETS
Beginning of Year or Period	843,618	-	33,060,258	26,209,928	50,310	-
End of Year or Period	$907,500	$843,618	$33,559,982	$33,060,258	$249,290	$50,310

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-53

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Fidelity VIP Investment		Fidelity VIP Strategic Income		Fidelity VIP Value
	Grade Bond Initial Class (1)		Service Class 2		Strategies Initial Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$22,689	$5,742	175,356	$203,409	$250
Realized gain (loss) on investments	(260)	(30)	(21,849)	(65,639)	3,301
Change in net unrealized appreciation (depreciation) on investments	(16,551)	3,378	165,209	333,098	(4,955)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,878	9,090	318,716	470,868	(1,404)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	729,030	287,297	-
Transfers between variable and fixed accounts, net	549,258	234,924	776,482	723,920	27,433
Contract benefits and terminations	(7,581)	(1,204)	(865,721)	(473,314)	(75)
Contract charges and deductions	-	-	(763)	(1,207)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(9)	(6)	(168)	(109)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	541,668	233,714	638,860	536,587	27,358
NET INCREASE (DECREASE) IN NET ASSETS	547,546	242,804	957,576	1,007,455	25,954
NET ASSETS
Beginning of Year or Period	242,804	-	6,768,246	5,760,791	-
End of Year or Period	$790,350	$242,804	$7,725,822	$6,768,246	$25,954

	First Trust Dorsey Wright		First Trust/Dow Jones		Franklin
	Tactical Core Class I		Dividend & Income Allocation Class I		Allocation VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(8,089)	$15,637	$488,465	$465,058	$1,362	$830
Realized gain (loss) on investments	16,594	(10,454)	1,081,710	244,677	(5,550)	758
Change in net unrealized appreciation (depreciation) on investments	220,773	176,776	580,231	3,484,477	15,327	19,556
Net Increase (Decrease) in Net Assets Resulting from Operations	229,278	181,959	2,150,406	4,194,212	11,139	21,144
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	103,827	30,465	1,452,418	3,086,539	98	2,037
Transfers between variable and fixed accounts, net	34,667	573,928	(2,817,747)	480,582	2,806	756
Contract benefits and terminations	(200,878)	(547,158)	(5,836,041)	(6,685,189)	(53,588)	(1,296)
Contract charges and deductions	(114)	(93)	(404,746)	(466,034)	(746)	(827)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(3)	(27)	4,326	2,210	3	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(62,501)	57,115	(7,601,790)	(3,581,892)	(51,427)	668
NET INCREASE (DECREASE) IN NET ASSETS	166,777	239,074	(5,451,384)	612,320	(40,288)	21,812
NET ASSETS
Beginning of Year	2,085,898	1,846,824	49,495,656	48,883,336	177,644	155,832
End of Year	$2,252,675	$2,085,898	$44,044,272	$49,495,656	$137,356	$177,644

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-54

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Franklin		Franklin Income		Franklin Mutual Global
	Allocation VIP Class 4		VIP Class 2		Discovery VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$64,508	$(8,690)	$516,703	$457,677	$18,583	$50,326
Realized gain (loss) on investments	34,026	(581,238)	45,832	585,125	366,464	149,073
Change in net unrealized appreciation (depreciation) on investments	801,025	2,108,474	178,806	(249,406)	(227,584)	515,403
Net Increase (Decrease) in Net Assets Resulting from Operations	899,559	1,518,546	741,341	793,396	157,463	714,802
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,036,360	1,279,584	271,106	176,240	59,145	52,677
Transfers between variable and fixed accounts, net	(267,806)	407,069	1,300,675	359,200	(73,297)	(147,821)
Contract benefits and terminations	(1,832,103)	(1,780,936)	(923,588)	(994,936)	(470,587)	(869,783)
Contract charges and deductions	(106,492)	(102,326)	(619)	(641)	(12,339)	(10,910)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	10	(1,331)
Other	335	286	(102)	(83)	803	(201)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,169,706)	(196,323)	647,472	(460,220)	(496,265)	(977,369)
NET INCREASE (DECREASE) IN NET ASSETS	(270,147)	1,322,223	1,388,813	333,176	(338,802)	(262,567)
NET ASSETS
Beginning of Year	12,841,454	11,519,231	11,703,084	11,369,908	3,984,403	4,246,970
End of Year	$12,571,307	$12,841,454	$13,091,897	$11,703,084	$3,645,601	$3,984,403

	Franklin Rising		Franklin Rising		Franklin
	Dividends VIP Class 1		Dividends VIP Class 2		Small Cap Value VIP Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$703	$100	$(20,917)	$(33,970)	$542
Realized gain (loss) on investments	6,992	1,501	765,535	1,351,508	2,692
Change in net unrealized appreciation (depreciation) on investments	8,640	109	420,118	(27,807)	14,598
Net Increase (Decrease) in Net Assets Resulting from Operations	16,335	1,710	1,164,736	1,289,731	17,832
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	45,737	-	738,918	929,679	1,986
Transfers between variable and fixed accounts, net	147,040	399	(115,888)	361,543	173,038
Contract benefits and terminations	(3,362)	(150)	(2,077,296)	(2,628,818)	(822)
Contract charges and deductions	-	-	(1,601)	(2,181)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(4)	(1)	219	98	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	189,411	248	(1,455,648)	(1,339,679)	174,199
NET INCREASE (DECREASE) IN NET ASSETS	205,746	1,958	(290,912)	(49,948)	192,031
NET ASSETS
Beginning of Year or Period	16,104	14,146	12,477,633	12,527,581	-
End of Year or Period	$221,850	$16,104	$12,186,721	$12,477,633	$192,031

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-55

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Franklin		Templeton		Goldman Sachs VIT Large Cap
	Small-Mid Cap Growth VIP Class 1 (1)		Global Bond VIP Class 2		Value Institutional Shares (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(62)		$(41,478)	$(47,530)	$346
Realized gain (loss) on investments	3		(104,025)	(271,743)	3,128
Change in net unrealized appreciation (depreciation) on investments	1,425		(271,765)	365,624	(4,582)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,366		(417,268)	46,351	(1,108)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	19,221		153,406	178,210	-
Transfers between variable and fixed accounts, net	-		121,871	133,120	27,433
Contract benefits and terminations	-		(514,324)	(962,014)	(76)
Contract charges and deductions	-		(3,357)	(3,536)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-
Other	-		56	(32)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	19,221		(242,348)	(654,252)	27,356
NET INCREASE (DECREASE) IN NET ASSETS	20,587		(659,616)	(607,901)	26,248
NET ASSETS
Beginning of Year or Period	-		3,567,811	4,175,712	-
End of Year or Period	$20,587		$2,908,195	$3,567,811	$26,248

	Janus Henderson		Janus Henderson		Janus Henderson
	Balanced Service Shares		Enterprise Institutional Shares (1)		Flexible Bond Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,525,577	$2,514,175	$2		$69,887	$61,610
Realized gain (loss) on investments	7,987,613	(2,775,722)	-		(69,575)	(92,794)
Change in net unrealized appreciation (depreciation) on investments	53,116,157	56,990,468	(25)		1,659	131,420
Net Increase (Decrease) in Net Assets Resulting from Operations	63,629,347	56,728,921	(23)		1,971	100,236
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	41,476,192	40,836,150	1,986		118,714	225,864
Transfers between variable and fixed accounts, net	(9,414,120)	8,161,228	-		(150,269)	132,001
Contract benefits and terminations	(52,691,728)	(40,159,595)	(2)		(278,822)	(194,346)
Contract charges and deductions	(4,024,481)	(3,889,955)	-		(222)	(460)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,513)	-	-		-	-
Other	11,905	(30,590)	(1)		(46)	533
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(24,643,745)	4,917,238	1,983		(310,645)	163,592
NET INCREASE (DECREASE) IN NET ASSETS	38,985,602	61,646,159	1,960		(308,674)	263,828
NET ASSETS
Beginning of Year or Period	470,993,618	409,347,459	-		2,634,524	2,370,696
End of Year or Period	$509,979,220	$470,993,618	$1,960		$2,325,850	$2,634,524

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-56

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Period Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	LVIP American Century Inflation		LVIP American Century		LVIP American Century
	Protection Standard Class II (1)		MidCap Value Standard Class II (2)		MidCap Value Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,454	$1,089	$167		$62,155	$44,393
Realized gain (loss) on investments	(704)	(15)	161		263,155	485,654
Change in net unrealized appreciation (depreciation) on investments	(1,514)	(81)	(76)		44,155	(270,430)
Net Increase (Decrease) in Net Assets Resulting from Operations	(764)	993	252		369,465	259,617
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,209	-	8,573		365,687	385,158
Transfers between variable and fixed accounts, net	(16,675)	54,424	-		65,737	(247,171)
Contract benefits and terminations	(222)	(261)	(36)		(560,402)	(535,684)
Contract charges and deductions	-	-	-		(466)	(545)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	-	(1)	-		(23)	68
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(11,688)	54,162	8,537		(129,467)	(398,174)
NET INCREASE (DECREASE) IN NET ASSETS	(12,452)	55,155	8,789		239,998	(138,557)
NET ASSETS
Beginning of Year or Period	55,155	-	-		5,219,531	5,358,088
End of Year or Period	$42,703	$55,155	$8,789		$5,459,529	$5,219,531

	LVIP JPMorgan		Western Asset Core		Lord Abbett
	Core Bond Standard Class (2)		Plus VIT Class I (2)		Bond Debenture Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$765		$2,538		$251,068	$194,329
Realized gain (loss) on investments	(2)		(20)		(50,020)	(123,305)
Change in net unrealized appreciation (depreciation) on investments	(778)		(3,331)		90,253	176,810
Net Increase (Decrease) in Net Assets Resulting from Operations	(15)		(813)		291,301	247,834
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		32,590		561,768	257,612
Transfers between variable and fixed accounts, net	18,288		-		563,621	650,416
Contract benefits and terminations	(53)		(369)		(767,383)	(543,793)
Contract charges and deductions	-		-		(1,584)	(1,874)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-		-	-
Other	-		-		(125)	(240)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	18,235		32,221		356,297	362,121
NET INCREASE (DECREASE) IN NET ASSETS	18,220		31,408		647,598	609,955
NET ASSETS
Beginning of Year or Period	-		-		4,991,876	4,381,921
End of Year or Period	$18,220		$31,408		$5,639,474	$4,991,876

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-57

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Lord Abbett		Macquarie VIP		Macquarie VIP
	Total Return Class VC		Asset Strategy Series Service Class		Energy Series Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$199,411	$165,851	$17,807	$40,702	$65,362	$82,465
Realized gain (loss) on investments	(60,364)	(198,272)	261,644	(93,729)	6,261	127,758
Change in net unrealized appreciation (depreciation) on investments	(53,148)	295,381	100,279	373,388	(357,100)	(163,903)
Net Increase (Decrease) in Net Assets Resulting from Operations	85,899	262,960	379,730	320,361	(285,477)	46,320
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	200,849	162,330	77,631	1,037,236	143,987	187,826
Transfers between variable and fixed accounts, net	453,977	(109,977)	(492,452)	650,781	468,623	242,244
Contract benefits and terminations	(519,560)	(597,176)	(203,718)	(120,338)	(345,923)	(247,580)
Contract charges and deductions	(13,839)	(14,374)	(32,382)	(21,438)	(167)	(278)
Adjustments to net assets allocated to contracts in payout (annuitization) period	23	(3,459)	-	-	-	-
Other	(53)	(30)	522	289	13	(22)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	121,397	(562,686)	(650,399)	1,546,530	266,533	182,190
NET INCREASE (DECREASE) IN NET ASSETS	207,296	(299,726)	(270,669)	1,866,891	(18,944)	228,510
NET ASSETS
Beginning of Year	5,183,695	5,483,421	3,377,498	1,510,607	3,883,128	3,654,618
End of Year	$5,390,991	$5,183,695	$3,106,829	$3,377,498	$3,864,184	$3,883,128

	MFS International		MFS Massachusetts Investors		MFS Total Return Series -
	Growth - Initial Class (1)		Growth Stock - Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(18)		$(4,366)	$(4,380)	$441,026	$230,356
Realized gain (loss) on investments	(3)		72,897	34,544	2,072,087	1,195,349
Change in net unrealized appreciation (depreciation) on investments	(839)		22,744	91,022	(130,319)	1,842,046
Net Increase (Decrease) in Net Assets Resulting from Operations	(860)		91,275	121,186	2,382,794	3,267,751
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		-	125,709	2,009,121	2,438,083
Transfers between variable and fixed accounts, net	26,895		(39,079)	(35,464)	1,217,664	430,604
Contract benefits and terminations	(75)		(56,464)	(132,519)	(3,341,389)	(3,494,246)
Contract charges and deductions	-		(2,676)	(2,535)	(301,775)	(319,875)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		11	(1,441)	(1,238)	-
Other	1		(9)	(637)	923	(308)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	26,821		(98,217)	(46,887)	(416,694)	(945,742)
NET INCREASE (DECREASE) IN NET ASSETS	25,961		(6,942)	74,299	1,966,100	2,322,009
NET ASSETS
Beginning of Year or Period	-		627,855	553,556	39,616,744	37,294,735
End of Year or Period	$25,961		$620,913	$627,855	$41,582,844	$39,616,744

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-58

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	MFS Utilities Series -		MFS Utilities Series -		MFS Value Series -
	Initial Class (1)		Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,278	$478	$38,993	$101,117	$4,720	$4,840
Realized gain (loss) on investments	1,880	767	173,073	208,227	91,885	62,666
Change in net unrealized appreciation (depreciation) on investments	1,140	(1,137)	236,185	(494,926)	(10,844)	(13,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,298	108	448,251	(185,582)	85,761	53,601
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,932	-	151,121	207,783	25,037	10,158
Transfers between variable and fixed accounts, net	53,544	23,593	69,769	92,154	(32,701)	23,031
Contract benefits and terminations	(589)	(134)	(656,514)	(375,773)	(92,343)	(92,013)
Contract charges and deductions	-	-	(476)	(556)	(5,456)	(5,858)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	5	(657)
Other	(2)	(1)	(289)	69	1	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	66,885	23,458	(436,389)	(76,323)	(105,457)	(65,342)
NET INCREASE (DECREASE) IN NET ASSETS	71,183	23,566	11,862	(261,905)	(19,696)	(11,741)
NET ASSETS
Beginning of Year or Period	23,566	-	4,665,504	4,927,409	828,521	840,262
End of Year or Period	$94,749	$23,566	$4,677,366	$4,665,504	$808,825	$828,521

	TOPS		TOPS		PIMCO CommodityRealReturn
	Conservative ETF Class 1 (2)		Moderate Growth ETF Class 1 (2)		Strategy - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$-		$1,525		$12,131	$220,732
Realized gain (loss) on investments	-		1,219		(144,866)	(102,771)
Change in net unrealized appreciation (depreciation) on investments	-		1,105		198,830	(269,077)
Net Increase (Decrease) in Net Assets Resulting from Operations	-		3,849		66,095	(151,116)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	20,836		87,364		110,055	71,206
Transfers between variable and fixed accounts, net	-		-		(712,070)	378,760
Contract benefits and terminations	-		-		(160,530)	(158,208)
Contract charges and deductions	-		-		(43)	(58)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-		-	-
Other	-		(2)		(45)	361
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	20,836		87,362		(762,633)	292,061
NET INCREASE (DECREASE) IN NET ASSETS	20,836		91,211		(696,538)	140,945
NET ASSETS
Beginning of Year or Period	-		-		1,684,945	1,544,000
End of Year or Period	$20,836		$91,211		$988,407	$1,684,945

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-59

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	PIMCO Emerging Markets		PIMCO Income -		PIMCO Low Duration -
	Bond - Institutional Class (1)		Advisor Class		Institutional Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$620	$277	$162,312	$92,362	$234	$550
Realized gain (loss) on investments	(2)	(3)	(9,608)	(39,751)	(1)	(108)
Change in net unrealized appreciation (depreciation) on investments	87	412	(14,181)	103,263	(72)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	705	686	138,523	155,874	161	442
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	1,011,650	377,725	17,446	26,543
Transfers between variable and fixed accounts, net	-	9,164	697,413	307,690	-	(26,870)
Contract benefits and terminations	(117)	(80)	(415,918)	(89,384)	(64)	(116)
Contract charges and deductions	-	-	(66)	(137)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2)	2	(19)	(256)	(1)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(119)	9,086	1,293,060	595,638	17,381	(442)
NET INCREASE (DECREASE) IN NET ASSETS	586	9,772	1,431,583	751,512	17,542	-
NET ASSETS
Beginning of Year or Period	9,772	-	2,593,295	1,841,783	-	-
End of Year or Period	$10,358	$9,772	$4,024,878	$2,593,295	$17,542	$-

	PIMCO Total Return -		Schwab
	Institutional Class		S&P 500 Index (1)		Schwab VIT Balanced
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,992	$2,554	$1,606	$387	$67,138	$53,336
Realized gain (loss) on investments	(33)	(29)	573	17	88,587	17,347
Change in net unrealized appreciation (depreciation) on investments	(2,880)	3,780	56,554	17,426	165,329	396,308
Net Increase (Decrease) in Net Assets Resulting from Operations	3,079	6,305	58,733	17,830	321,054	466,991
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	77,618	40,275	288,821	136,890	-	-
Transfers between variable and fixed accounts, net	14,015	3,158	(10,123)	(222)	162,347	8,537
Contract benefits and terminations	(1,741)	(805)	(2,741)	(444)	(502,675)	(132,944)
Contract charges and deductions	-	-	-	-	(32,667)	(30,697)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	-	(2)	(8)	(2)	31	3
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	89,892	42,626	275,949	136,222	(372,964)	(155,101)
NET INCREASE (DECREASE) IN NET ASSETS	92,971	48,931	334,682	154,052	(51,910)	311,890
NET ASSETS
Beginning of Year or Period	114,496	65,565	154,052	-	4,377,082	4,065,192
End of Year or Period	$207,467	$114,496	$488,734	$154,052	$4,325,172	$4,377,082

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2023 and all units were fully redeemed or transfered prior to December 31, 2023. Operations resumed during 2024 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-60

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Schwab VIT				State Street
	Balanced with Growth		Schwab VIT Growth		Total Return V.I.S. Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$113,268	$79,161	$56,454	$36,567	$(54,329)	$113,873
Realized gain (loss) on investments	134,220	54,537	172,256	39,121	411,572	(325,190)
Change in net unrealized appreciation (depreciation) on investments	431,984	852,852	195,244	497,440	(158,792)	2,124,200
Net Increase (Decrease) in Net Assets Resulting from Operations	679,472	986,550	423,954	573,128	198,451	1,912,883
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	412,050	-	196,235	-	174,295	1,011,750
Transfers between variable and fixed accounts, net	(130,298)	(1,158)	(32,049)	(7,379)	(14,007,540)	215,440
Contract benefits and terminations	(682,221)	(514,089)	(177,545)	(150,217)	(1,829,999)	(1,492,245)
Contract charges and deductions	(54,307)	(55,392)	(27,792)	(34,206)	(49,561)	(171,862)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	-	30	(18)	19	(392)	(146)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(454,776)	(570,609)	(41,169)	(191,783)	(15,713,197)	(437,063)
NET INCREASE (DECREASE) IN NET ASSETS	224,696	415,941	382,785	381,345	(15,514,746)	1,475,820
NET ASSETS
Beginning of Year	7,667,512	7,251,571	4,018,254	3,636,909	15,752,368	14,276,548
End of Year	$7,892,208	$7,667,512	$4,401,039	$4,018,254	$237,622	$15,752,368

	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Blue Chip Growth - I (1)		Equity Income - I (2)		Health Sciences - I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,382)	$(687)	$184		$(855)	$(95)
Realized gain (loss) on investments	28,061	-	1,622		16,491	1,585
Change in net unrealized appreciation (depreciation) on investments	119,402	38,258	(1,276)		(20,061)	1,263
Net Increase (Decrease) in Net Assets Resulting from Operations	145,081	37,571	530		(4,425)	2,753
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	35,178	25,003	-		4,286	28,975
Transfers between variable and fixed accounts, net	113,282	306,334	25,105		142,958	211
Contract benefits and terminations	(10,088)	(1,959)	(1,773)		(1,222)	(296)
Contract charges and deductions	-	-	-		-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	(7)	(3)	-		(3)	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	138,365	329,375	23,332		146,019	28,887
NET INCREASE (DECREASE) IN NET ASSETS	283,446	366,946	23,862		141,594	31,640
NET ASSETS
Beginning of Year or Period	366,946	-	-		45,652	14,012
End of Year or Period	$650,392	$366,946	$23,862		$187,246	$45,652

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-61

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	VanEck VIP		Vanguard VIF		Vanguard VIF
	Global Resources Class S		Balanced		Capital Growth (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$10,617	$11,634	$31,173	$23,083	$1,059	$(113)
Realized gain (loss) on investments	25,526	98,179	106,529	58,227	3,726	4
Change in net unrealized appreciation (depreciation) on investments	(77,902)	(157,603)	94,434	136,067	14,832	14,082
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,759)	(47,790)	232,136	217,377	19,617	13,973
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	107,299	97,637	481,673	227,443	4,392	102,183
Transfers between variable and fixed accounts, net	31,317	(691,614)	(375,064)	(379)	9,511	41,840
Contract benefits and terminations	(146,312)	(217,021)	(21,015)	(13,645)	(1,836)	(362)
Contract charges and deductions	(261)	(302)	(19,702)	(18,551)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	17	(67)	-	-	-	-
Other	3	36	(5)	(6)	1	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(7,937)	(811,331)	65,887	194,862	12,068	143,659
NET INCREASE (DECREASE) IN NET ASSETS	(49,696)	(859,121)	298,023	412,239	31,685	157,632
NET ASSETS
Beginning of Year or Period	1,016,714	1,875,835	1,855,948	1,443,709	157,632	-
End of Year or Period	$967,018	$1,016,714	$2,153,971	$1,855,948	$189,317	$157,632

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Conservative Allocation		Diversified Value (1)		Equity Income (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,382	$1,097	$(910)	$(2,198)	$6,374	$(432)
Realized gain (loss) on investments	7,282	62,284	89,187	296	16,757	(26)
Change in net unrealized appreciation (depreciation) on investments	5,657	(7,751)	(81,198)	80,428	20,165	12,275
Net Increase (Decrease) in Net Assets Resulting from Operations	19,321	55,630	7,079	78,526	43,296	11,817
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	137,229	667,150	528,098	-	-
Transfers between variable and fixed accounts, net	-	(785,151)	(937,103)	-	160,632	239,883
Contract benefits and terminations	(7,971)	(1,810)	(3,407)	(2,257)	(3,478)	(1,295)
Contract charges and deductions	(3,355)	(1,999)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1)	13	6	(11)	(5)	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(11,327)	(651,718)	(273,354)	525,830	157,149	238,584
NET INCREASE (DECREASE) IN NET ASSETS	7,994	(596,088)	(266,275)	604,356	200,445	250,401
NET ASSETS
Beginning of Year or Period	280,165	876,253	604,356	-	250,401	-
End of Year or Period	$288,159	$280,165	$338,081	$604,356	$450,846	$250,401

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-62

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Equity Index (1)		Growth (2)		High Yield Bond (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$740	$(82)	$(48)		$10,440	$(50)
Realized gain (loss) on investments	3,448	11	3		(235)	1
Change in net unrealized appreciation (depreciation) on investments	14,363	8,345	1,571		2,773	2,421
Net Increase (Decrease) in Net Assets Resulting from Operations	18,551	8,274	1,526		12,978	2,372
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	69,559	79,866		20,493	25,354
Transfers between variable and fixed accounts, net	(2,577)	(146)	-		238,225	9,210
Contract benefits and terminations	(891)	(222)	(84)		(1,625)	(90)
Contract charges and deductions	-	-	-		-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	2	-	-		(4)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,466)	69,191	79,782		257,089	34,473
NET INCREASE (DECREASE) IN NET ASSETS	15,085	77,465	81,308		270,067	36,845
NET ASSETS
Beginning of Year or Period	77,465	-	-		36,845	-
End of Year or Period	$92,550	$77,465	$81,308		$306,912	$36,845

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	International (1)		Mid-Cap Index (1)		Moderate Allocation (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$425	$(72)	$1,945	$(355)	$15,006	$12,046
Realized gain (loss) on investments	2,591	2	2,333	(22)	17,129	25,457
Change in net unrealized appreciation (depreciation) on investments	1,786	7,413	37,857	19,243	44,335	31,024
Net Increase (Decrease) in Net Assets Resulting from Operations	4,802	7,343	42,135	18,866	76,470	68,527
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	71,928	61,820	95,161	61,964	580,808	-
Transfers between variable and fixed accounts, net	3,239	131	113,597	149,480	-	785,151
Contract benefits and terminations	(1,108)	(200)	(3,988)	(987)	(8,154)	(7,229)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	-	(1)	(5)	(3)	(8)	(14)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	74,059	61,750	204,765	210,454	572,646	777,908
NET INCREASE (DECREASE) IN NET ASSETS	78,861	69,093	246,900	229,320	649,116	846,435
NET ASSETS
Beginning of Year or Period	69,093	-	229,320	-	846,435	-
End of Year or Period	$147,954	$69,093	$476,220	$229,320	$1,495,551	$846,435

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-63

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Real Estate Index		Short-Term Investment-Grade (1)		Total Bond Market Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,204	$104	$2,910	$(205)	$6,970	$(276)
Realized gain (loss) on investments	6,926	453	6	5	32	(69)
Change in net unrealized appreciation (depreciation) on investments	(3,839)	13,802	5,332	3,660	(5,885)	16,963
Net Increase (Decrease) in Net Assets Resulting from Operations	10,291	14,359	8,248	3,460	1,117	16,618
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	439	45,768	59,458	46,916	209,410	180,803
Transfers between variable and fixed accounts, net	283,165	43,772	112,266	47,186	50,459	71,448
Contract benefits and terminations	(2,550)	(590)	(5,082)	(432)	(4,373)	(791)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(4)	(1)	(4)	(2)	(4)	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	281,050	88,949	166,638	93,668	255,492	251,456
NET INCREASE (DECREASE) IN NET ASSETS	291,341	103,308	174,886	97,128	256,609	268,074
NET ASSETS
Beginning of Year or Period	115,479	12,171	97,128	-	268,074	-
End of Year or Period	$406,820	$115,479	$272,014	$97,128	$524,683	$268,074

	Vanguard VIF Total		Vanguard VIF
	International Stock Market Index		Total Stock Market Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$15,044	$224	$5,856	$(494)
Realized gain (loss) on investments	3,181	378	58,000	1,152
Change in net unrealized appreciation (depreciation) on investments	7,019	55,391	115,716	50,744
Net Increase (Decrease) in Net Assets Resulting from Operations	25,244	55,993	179,572	51,402
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,435	160,153	5,709	13,272
Transfers between variable and fixed accounts, net	24,103	319,165	380,051	392,291
Contract benefits and terminations	(5,698)	(1,433)	(7,227)	(1,135)
Contract charges and deductions	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-
Other	-	(8)	(8)	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	31,840	477,877	378,525	404,422
NET INCREASE (DECREASE) IN NET ASSETS	57,084	533,870	558,097	455,824
NET ASSETS
Beginning of Year or Period	565,367	31,497	455,824	-
End of Year or Period	$622,451	$565,367	$1,013,921	$455,824

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-64

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”), a separate account of Pacific Life & Annuity Company (“PL&A”), was established by Pacific Life’s Board of Directors in 2002 to support operations of PL&A with respect to certain variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended , and is subject to the rules and regulations of the United States Securities and Exchange Commission. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2024, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Fund II, Inc., DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, Legg Mason Partners Variable Income Trust, Lincoln Variable Insurance Products (LVIP) Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Schwab Annuity Portfolios, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., Van Eck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2024 are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

The following Variable Accounts changed names during 2024:

Current Variable Account Names	Former Variable Account Names
Mid-Cap Plus Bond Alpha Class I	Mid-Cap Equity Class I
LVIP American Century Inflation Protection Standard Class II	American Century VP Inflation Protection Class I
LVIP American Century MidCap Value Service Class	American Century VP MidCap Value Class II
Macquarie VIP Asset Strategy Series Service Class	Delaware Ivy VIP Asset Strategy Class II
Macquarie VIP Energy Series Service Class	Delaware Ivy VIP Energy Class II

The following Variable Accounts commenced or resumed operations during 2024:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Floating Rate Income Class P	December 31, 2024	Fidelity VIP Energy Initial Class	January 3, 2024
Small-Cap Plus Bond Alpha Class I	November 14, 2024	Fidelity VIP Extended Market Index Initial Class	February 21, 2024
Pacific Dynamix - Moderate Growth Class P	January 16, 2024	Fidelity VIP Value Strategies Initial Class	November 6, 2024
Pacific Dynamix - Aggressive Growth Class I	July 1, 2024	Franklin Small Cap Value VIP Class 1	January 3, 2024
Invesco V.I. American Value Series I	January 3, 2024	Franklin Small-Mid Cap Growth VIP Class 1	April 16, 2024
Invesco V.I. Discovery Mid Cap Growth Series I	August 21, 2024	Goldman Sachs VIT Large Cap Value Institutional Shares	November 6, 2024
Invesco V.I. Main Street Small Cap Fund Series I	August 16, 2024	Janus Henderson Enterprise Institutional Shares	November 18, 2024
American Funds IS Capital World Growth and Income Class 1	April 16, 2024	LVIP American Century MidCap Value Standard Class II	August 8, 2024
American Funds IS Global Growth Class 1	June 24, 2024	LVIP JPMorgan Core Bond Standard Class	November 6, 2024
American Funds IS International Class 1	August 21, 2024	Western Asset Core Plus VIT Class I	August 16, 2024
American Funds IS Washington Mutual Investors Class 1	April 16, 2024	MFS International Growth - Initial Class	November 6, 2024
BlackRock High Yield V.I. Class I	August 16, 2024	TOPS Conservative ETF Class 1	December 31, 2024
BlackRock Total Return V.I. Class I	April 16, 2024	TOPS Moderate Growth ETF Class 1	June 11, 2024
DFA VA Equity Allocation Institutional Class	November 6, 2024	PIMCO Low Duration - Institutional Class	August 21, 2024
DFA VA US Targeted Value Institutional Class	November 18, 2024	T. Rowe Price Equity Income - I	July 11, 2024
Fidelity VIP Emerging Markets Initial Class	February 21, 2024	Vanguard VIF Growth	November 25, 2024

The units in the Pacific Dynamix - Moderate Growth Class P and American Funds IS Global Growth Class 1 Variable Accounts were fully redeemed or transferred prior to December 31, 2024.

On April 26, 2024, the net assets of the Neuberger Berman U.S. Equity Index PutWrite Strategy Class S Variable Account were transferred to the  Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values as of the close of business on April 26, 2024. The Neuberger Berman U.S. Equity Index PutWrite Strategy Class S Variable Account is not included in this annual report.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

On April 30, 2024, the net assets of the First Trust Multi Income Allocation Class I, Clearbridge Variable Agressive Growth – Class II and PIMCO All Asset - Advisor Class Variable Accounts (“Substituted Variable Accounts”), were transferred into the Franklin Income VIP Class 2, American Funds IS Growth Class 4,  and Invesco V.I. Balanced-Risk Allocation Series II Variable Accounts, respectively. Such transfers were based on the respective Variable Account accumulation unit values as of the close of business on April 30, 2024. The Substituted Variable Accounts are not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the "Contracts"). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of PL&A, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Section 817(h) of the Internal Revenue Code (“the Code”) requires that the investments of the Separate Account must be adequately diversified in accordance with Treasury regulations in order to qualify as an annuity contract under Section 72 of the Code. The Separate Account complies with the diversification requirements. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 percent. The mortality risk is fully borne by PL&A and may result in additional amounts being transferred into the Variable Accounts by PL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to PL&A. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

E. Recent Accounting Pronouncement

The Financial Accounting Standards Board recently adopted Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Separate Account’s adoption of the new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or results of operations.  The Chief Executive Officer acts as the Separate Account’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Separate Account. The CODM has concluded that each Variable Account operates as a single operating segment based on the fact that each Portfolio has a single investment goal as disclosed in its prospectus, against which the CODM assesses the performance.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2024.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A deducts from the Separate Account daily charges for mortality and expense risks ("M&E") and administrative fees PL&A assumes, and  additional death benefit rider charges, if applicable. Contracts funded by the Separate Account currently being sold or administered, along with their respective annual expense rates, are summarized in the following table. The mortality risk assumed by PL&A is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. PL&A also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates based on the average daily net assets of each Variable Account and result in a direct reduction in unit values. M&E fees and administrative fees are included in the Statements of Operations.

	Death Benefit Options
		With Return of Investment
Pacific Advisory Contracts	Standard Death Benefit	(ROI) Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Platform Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.45%	0.60%

Pacific Choice Contracts (Without Stepped-Up	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up	Stepped-Up Death Benefit	Stepped-Up Death Benefit	Stepped-Up Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	1.40%	1.70%	1.80%

Pacific Choice 2 Contracts (Without Return	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
nor Stepped-Up Death Benefits	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.85%	0.80%	0.75%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.10%	1.05%	1.00%

Pacific Choice 2 Contracts (With Return	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
but not Stepped-Up Death Benefits	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.95%	0.90%	0.85%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.15%	1.10%

Pacific Choice 2 Contracts (Without Return	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
but With Stepped-Up Death Benefits)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	1.25%	1.20%	1.15%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.50%	1.45%	1.40%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
		With Return of Purchase
Pacific Choice Income Contracts	Standard Death Benefit	Payments Death Benefit Rider
M&E Charge	0.90%	0.90%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	1.15%	1.30%

Pacific Destinations and		With Stepped-Up	With Stepped-Up
Pacific Destination - O Series Contracts	Standard Death Benefit	Death Benefit Rider	Death Benefit II Rider
M&E Charge	0.60%	0.60%	0.60%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.20%
Total Annual Expenses	0.75%	0.95%	0.95%

		With Stepped-Up
Pacific Destinations B Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider and Four Year
Pacific Journey Select Contracts	Withdrawal Charge Option	Benefit Rider Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%
Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

	Without Return of Purchase	With Return of Purchase
	Payment Death Benefit nor	Payment Death Benefit nor
Pacific Life Retirement	Return of Purchase	Return of Purchase
Growth and Income Annuity Contracts	Payment Death Benefit II	Payment Death Benefit II
M&E Charge	0.60%	0.60%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.85%	1.00%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider II and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider II and Four Year
Pacific Navigator Contracts	Withdrawal Charge Option	Benefit Rider II Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	1.05%	1.05%	1.05%	1.05%
Administrative Fee	0.25%	0.25%	0.25%	0.25%
Death Benefit Rider II Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.45%	0.45%
Total Annual Expenses	1.30%	1.50%	1.75%	1.95%

Pacific Odyssey Contracts		With Stepped-Up
(issued on or after 12/1/2016)	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.30%	0.50%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
Pacific Odyssey Contracts		With Stepped-Up
(issued prior to 12/1/2016)	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.40%	0.60%

		With Stepped-Up
Pacific One Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%

		With Stepped-Up
Pacific Portfolios Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

		With Return of Purchase	With Stepped-Up
Pacific Quest Contracts	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.70%	0.70%	0.70%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.10%	0.40%
Total Annual Expenses	0.95%	1.05%	1.35%

Pacific Value and		With Stepped-Up
Pacific Innovations Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.65%	1.85%

		With Stepped-Up
Pacific Value Edge Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.80%	2.00%

		With Stepped-Up
Pacific Value Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.60%	1.80%

		With Stepped-Up
Pacific Voyages Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
Schwab Retirement Income		With Return of Purchase	With Stepped-Up
Variable Annuity Contracts	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%
Total Annual Expenses	0.60%	0.80%	1.00%

Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets from contract owner transactions in the accompanying Statements of Changes in Net Assets. For certain Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company ("Pacific Life"). The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of Pacific Select Fund ("PSF"). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF's Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF Administration and Support Services Agreement for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year ended December 31, 2024, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings
Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2024, the Variable Accounts' holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

SA-70

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year or period ended December 31, 2024 and 2023 were as follows:

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	41,704	(9,326)	32,378	29,629	(28,051)	1,578
Diversified Bond Class I	89,313	(166,793)	(77,480)	113,521	(130,657)	(17,136)
Floating Rate Income Class I	155,578	(265,880)	(110,302)	171,284	(243,312)	(72,028)
Floating Rate Income Class P	846	-	846	1,186	(1,186)	-
High Yield Bond Class I	82,391	(78,350)	4,041	56,292	(87,990)	(31,698)
Inflation Managed Class I	80,936	(152,263)	(71,327)	76,136	(188,805)	(112,669)
Intermediate Bond Class I	602,430	(29,407)	573,023	16,791	(1,314)	15,477
Managed Bond Class I	158,497	(202,268)	(43,771)	95,429	(129,370)	(33,941)
Short Duration Bond Class I	391,677	(282,252)	109,425	194,325	(268,822)	(74,497)
Emerging Markets Debt Class I	37,747	(66,563)	(28,816)	19,126	(28,302)	(9,176)
Dividend Growth Class I	137,564	(195,892)	(58,328)	175,902	(192,480)	(16,578)
Equity Index Class I	942,767	(790,926)	151,841	385,407	(905,399)	(519,992)
Focused Growth Class I	71,592	(69,620)	1,972	46,134	(44,805)	1,329
Growth Class I	67,634	(71,052)	(3,418)	51,989	(58,469)	(6,480)
Hedged Equity Class I	2,632,025	(931,601)	1,700,424	1,800,891	(396,208)	1,404,683
Large-Cap Core Class I	143,676	(84,522)	59,154	40,281	(36,348)	3,933
Large-Cap Growth Class I	66,132	(103,294)	(37,162)	86,621	(111,033)	(24,412)
Large-Cap Value Class I	57,581	(80,556)	(22,975)	76,334	(95,113)	(18,779)
Mid-Cap Growth Class I	36,474	(74,821)	(38,347)	56,140	(80,836)	(24,696)
Mid-Cap Plus Bond Alpha Class I	86,610	(43,019)	43,591	25,440	(55,105)	(29,665)
Mid-Cap Value Class I	44,811	(46,144)	(1,333)	83,162	(47,948)	35,214
Small-Cap Equity Class I	149,396	(30,116)	119,280	133,199	(40,309)	92,890
Small-Cap Growth Class I	57,125	(85,337)	(28,212)	32,681	(45,028)	(12,347)
Small-Cap Index Class I	145,613	(153,420)	(7,807)	169,395	(108,195)	61,200
Small-Cap Plus Bond Alpha Class I	369	-	369
Small-Cap Value Class I	27,708	(42,190)	(14,482)	41,170	(45,447)	(4,277)
Value Class I	29,332	(24,041)	5,291	31,009	(40,122)	(9,113)
Value Advantage Class I	63,715	(73,072)	(9,357)	43,715	(64,141)	(20,426)
Emerging Markets Class I	112,213	(137,588)	(25,375)	119,203	(81,025)	38,178
International Growth Class I	19,180	(1,865)	17,315	22,004	(309)	21,695
International Large-Cap Class I	25,522	(75,279)	(49,757)	28,846	(88,065)	(59,219)
International Small-Cap Class I	9,096	(19,439)	(10,343)	8,632	(22,131)	(13,499)
International Value Class I	33,681	(88,574)	(54,893)	77,753	(85,827)	(8,074)
Health Sciences Class I	102,261	(139,378)	(37,117)	68,167	(143,868)	(75,701)
Real Estate Class I	35,999	(86,975)	(50,976)	60,018	(61,743)	(1,725)
Technology Class I	132,935	(157,184)	(24,249)	156,572	(141,681)	14,891
ESG Diversified Class I	48,120	(79,327)	(31,207)	55,322	(85,398)	(30,076)
ESG Diversified Growth Class I	5,624	(10)	5,614	3	(9)	(6)
PSF Avantis Balanced Allocation Class D	141,898	(230,796)	(88,898)	134,123	(82,060)	52,063
PSF Avantis Balanced Allocation Class P	-	(766)	(766)	-	(292)	(292)
Pacific Dynamix - Conservative Growth Class I	97,526	(374,250)	(276,724)	231,530	(378,937)	(147,407)
Pacific Dynamix - Moderate Growth Class I	758,934	(1,365,436)	(606,502)	1,089,688	(1,112,153)	(22,465)
Pacific Dynamix - Moderate Growth Class P	3,212	(3,212)	-
Pacific Dynamix - Growth Class I	1,860,503	(651,198)	1,209,305	2,074,153	(740,124)	1,334,029
Pacific Dynamix - Growth Class P	-	(43)	(43)	-	(45)	(45)
Pacific Dynamix - Aggressive Growth Class I	8,329	-	8,329
Portfolio Optimization Conservative Class I	290,216	(797,689)	(507,473)	355,300	(1,568,892)	(1,213,592)
Portfolio Optimization Moderate-Conservative Class I	103,204	(1,146,922)	(1,043,718)	247,935	(1,133,319)	(885,384)
Portfolio Optimization Moderate Class I	195,921	(2,890,220)	(2,694,299)	533,441	(3,034,783)	(2,501,342)
Portfolio Optimization Growth Class I	248,089	(2,183,651)	(1,935,562)	223,296	(2,247,681)	(2,024,385)
Portfolio Optimization Aggressive-Growth Class I	72,193	(581,285)	(509,092)	40,372	(350,823)	(310,451)
Invesco Oppenheimer V.I. International Growth Series II	8,691	(7,095)	1,596	32,971	(36,282)	(3,311)
Invesco V.I. American Value Series I	15,633	(1,723)	13,910

SA-71

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Balanced-Risk Allocation Series II	340,127	(186,907)	153,220	305,349	(390,772)	(85,423)
Invesco V.I. Discovery Mid Cap Growth Series I	1,092	(4)	1,088
Invesco V.I. Equity and Income Series II	41,490	(12,599)	28,891	11,596	(7,814)	3,782
Invesco V.I. Global Real Estate Series II	28,288	(49,818)	(21,530)	26,856	(11,347)	15,509
Invesco V.I. Global Series II	56,842	(57,474)	(632)	42,096	(41,031)	1,065
Invesco V.I. Main Street Small Cap Fund Series I	1,367	(17)	1,350
Invesco V.I. Technology Series I	32,194	(170)	32,024	-	(28)	(28)
American Funds IS American High-Income Trust Class 4	116,117	(91,010)	25,107	113,116	(31,758)	81,358
American Funds IS Asset Allocation Class 1	10,959	(736)	10,223	-	(281)	(281)
American Funds IS Asset Allocation Class 4	2,000,283	(2,022,631)	(22,348)	1,145,772	(1,999,418)	(853,646)
American Funds IS Capital Income Builder Class 1				1,296	(1,296)	-
American Funds IS Capital Income Builder Class 4	44,314	(20,235)	24,079	20,457	(50,997)	(30,540)
American Funds IS Capital World Bond Class 4	11,802	(24,619)	(12,817)	7,856	(16,576)	(8,720)
American Funds IS Capital World Growth and Income Class 1	9,211	(5,044)	4,167
American Funds IS Capital World Growth and Income Class 4	43,971	(30,746)	13,225	40,820	(43,230)	(2,410)
American Funds IS Global Balanced Class 4	8,129	(54,212)	(46,083)	22,957	(21,802)	1,155
American Funds IS Global Growth Class 1	5,464	(5,464)	-
American Funds IS Global Growth Class 4	32,917	(58,768)	(25,851)	72,824	(33,271)	39,553
American Funds IS Global Small Capitalization Class 4	17,980	(34,548)	(16,568)	12,907	(45,260)	(32,353)
American Funds IS Growth Class 1	12,417	(2,301)	10,116	9,749	(1,171)	8,578
American Funds IS Growth Class 4	626,062	(549,777)	76,285	342,241	(247,027)	95,214
American Funds IS Growth-Income Class 1	-	(208)	(208)	4,795	(176)	4,619
American Funds IS Growth-Income Class 4	177,628	(149,947)	27,681	86,728	(170,092)	(83,364)
American Funds IS International Class 1	1,133	(4)	1,129
American Funds IS International Class 4	8,225	(43,801)	(35,576)	20,975	(36,315)	(15,340)
American Funds IS International Growth and Income Class 1	510	(15)	495	1,816	(11)	1,805
American Funds IS International Growth and Income Class 4	14,670	(31,488)	(16,818)	13,615	(46,815)	(33,200)
American Funds IS Managed Risk Asset Allocation Class P1				1,353	(1,353)	-
American Funds IS Managed Risk Asset Allocation Class P2	404,570	(234,180)	170,390	144,058	(119,102)	24,956
American Funds IS New World Fund Class 1	16,650	(4,637)	12,013	16,585	(66)	16,519
American Funds IS New World Fund Class 4	42,721	(50,134)	(7,413)	20,247	(38,937)	(18,690)
American Funds IS The Bond Fund of America Class 1	8,178	(295)	7,883	3,337	(157)	3,180
American Funds IS The Bond Fund of America Class 4	467,236	(163,775)	303,461	207,439	(126,006)	81,433
American Funds IS U.S. Government Securities Class 1	3,478	(25)	3,453	4,729	(1,349)	3,380
American Funds IS U.S. Government Securities Class 4	52,887	(85,622)	(32,735)	83,391	(119,722)	(36,331)
American Funds IS Washington Mutual Investors Class 1	12,644	(4,666)	7,978
American Funds IS Washington Mutual Investors Class 4	125,347	(133,286)	(7,939)	68,017	(147,017)	(79,000)
BlackRock 60/40 Target Allocation ETF V.I. Class I	294,502	(158,262)	136,240	291,398	(107,526)	183,872
BlackRock Capital Appreciation V.I. Class III	173	(1,997)	(1,824)	586	(2,254)	(1,668)
BlackRock Global Allocation V.I. Class III	249,825	(949,714)	(699,889)	339,876	(911,892)	(572,016)
BlackRock High Yield V.I. Class I	2,470	(21)	2,449
BlackRock S&P 500 Index V.I. Class I	-	(216)	(216)	-	(210)	(210)
BlackRock Small Cap Index V.I. Class I	3,793	(647)	3,146	20,648	(104)	20,544
BlackRock Total Return V.I. Class I	6,516	-	6,516
DFA VA Equity Allocation Institutional Class	2,596	(1,305)	1,291
DFA VA Global Bond Institutional Class	1,163	(1,975)	(812)	3,961	(10)	3,951
DFA VA International Value Institutional Class	15,118	(1,954)	13,164	2,829	(8)	2,821
DFA VA Short-Term Fixed Institutional Class	8,351	(7,054)	1,297	12,069	(805)	11,264
DFA VA US Large Value Institutional Class	12,585	(3,973)	8,612	19,626	(312)	19,314
DFA VA US Targeted Value Institutional Class	257	-	257
Fidelity VIP Consumer Discretionary Initial Class	404	(270)	134	5,530	(24)	5,506
Fidelity VIP Contrafund Initial Class	34,168	(4,235)	29,933	5,565	(1,285)	4,280
Fidelity VIP Contrafund Service Class 2	461,283	(287,735)	173,548	234,260	(288,040)	(53,780)
Fidelity VIP Emerging Markets Initial Class	3,229	(1,170)	2,059
Fidelity VIP Energy Initial Class	5,769	(25)	5,744

SA-72

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity VIP Extended Market Index Initial Class	1,648	(74)	1,574
Fidelity VIP FundsManager 60% Investor Class	418,228	(9,213)	409,015	660,986	(1,494)	659,492
Fidelity VIP FundsManager 60% Service Class 2	397,719	(418,610)	(20,891)	368,654	(345,590)	23,064
Fidelity VIP Government Money Market Initial Class	231,425	(229,488)	1,937	304,443	(223,816)	80,627
Fidelity VIP Government Money Market Service Class	2,885,703	(2,977,916)	(92,213)	2,648,374	(2,044,924)	603,450
Fidelity VIP Index 500 Initial Class	12,144	(173)	11,971	4,029	(24)	4,005
Fidelity VIP Investment Grade Bond Initial Class	59,808	(819)	58,989	26,753	(136)	26,617
Fidelity VIP Strategic Income Service Class 2	145,073	(91,559)	53,514	102,735	(55,520)	47,215
Fidelity VIP Value Strategies Initial Class	3,576	(1,813)	1,763
First Trust Dorsey Wright Tactical Core Class I	12,654	(16,434)	(3,780)	49,236	(44,849)	4,387
First Trust/Dow Jones Dividend & Income Allocation Class I	257,559	(638,475)	(380,916)	393,136	(519,053)	(125,917)
Franklin Allocation VIP Class 2	149	(2,667)	(2,518)	188	(158)	30
Franklin Allocation VIP Class 4	107,018	(151,452)	(44,434)	189,027	(150,475)	38,552
Franklin Income VIP Class 2	130,478	(81,168)	49,310	75,841	(112,213)	(36,372)
Franklin Mutual Global Discovery VIP Class 2	42,503	(65,236)	(22,733)	6,915	(62,917)	(56,002)
Franklin Rising Dividends VIP Class 1	18,749	(3,881)	14,868	42	(20)	22
Franklin Rising Dividends VIP Class 2	44,527	(89,634)	(45,107)	78,803	(130,969)	(52,166)
Franklin Small Cap Value VIP Class 1	15,163	(67)	15,096
Franklin Small-Mid Cap Growth VIP Class 1	2,210	-	2,210
Templeton Global Bond VIP Class 2	64,239	(95,229)	(30,990)	46,948	(130,907)	(83,959)
Goldman Sachs VIT Large Cap Value Institutional Shares	3,633	(1,833)	1,800
Janus Henderson Balanced Service Shares	3,980,133	(3,921,909)	58,224	4,943,401	(3,151,429)	1,791,972
Janus Henderson Enterprise Institutional Shares	154	-	154
Janus Henderson Flexible Bond Service Shares	27,753	(58,920)	(31,167)	59,120	(42,317)	16,803
LVIP American Century Inflation Protection Standard Class II	7,866	(9,160)	(1,294)	5,513	(27)	5,486
LVIP American Century MidCap Value Standard Class II	667	(3)	664
LVIP American Century MidCap Value Service Class	30,913	(35,553)	(4,640)	38,890	(55,239)	(16,349)
LVIP JPMorgan Core Bond Standard Class	3,868	(1,887)	1,981
Western Asset Core Plus VIT Class I	3,704	(42)	3,662
Lord Abbett Bond Debenture Class VC	102,065	(73,262)	28,803	89,234	(59,331)	29,903
Lord Abbett Total Return Class VC	65,338	(53,873)	11,465	49,139	(104,249)	(55,110)
Macquarie VIP Asset Strategy Series Service Class	73,745	(116,670)	(42,925)	185,935	(31,698)	154,237
Macquarie VIP Energy Series Service Class	174,349	(143,743)	30,606	329,570	(310,416)	19,154
MFS International Growth - Initial Class	4,588	(2,239)	2,349
MFS Massachusetts Investors Growth Stock - Service Class	81	(3,375)	(3,294)	5,717	(7,669)	(1,952)
MFS Total Return Series - Service Class	331,157	(304,053)	27,104	359,975	(344,785)	15,190
MFS Utilities Series - Initial Class	5,618	(48)	5,570	2,141	(13)	2,128
MFS Utilities Series - Service Class	48,239	(72,173)	(23,934)	30,496	(35,662)	(5,166)
MFS Value Series - Service Class	895	(3,945)	(3,050)	1,637	(3,848)	(2,211)
TOPS Conservative ETF Class 1	1,912	-	1,912
TOPS Moderate Growth ETF Class 1	7,896	-	7,896
PIMCO CommodityRealReturn Strategy - Advisor Class	39,392	(144,979)	(105,587)	77,029	(37,931)	39,098
PIMCO Emerging Markets Bond - Institutional Class	-	(12)	(12)	1,079	(9)	1,070
PIMCO Income - Advisor Class	162,148	(43,559)	118,589	87,656	(31,277)	56,379
PIMCO Low Duration - Institutional Class	1,739	(6)	1,733	2,804	(2,804)	-
PIMCO Total Return - Institutional Class	10,159	(273)	9,886	5,197	(139)	5,058
Schwab S&P 500 Index	20,127	(1,107)	19,020	12,292	(55)	12,237
Schwab VIT Balanced	37,706	(60,843)	(23,137)	28,686	(38,622)	(9,936)
Schwab VIT Balanced with Growth	22,858	(48,617)	(25,759)	2	(35,166)	(35,164)
Schwab VIT Growth	34,158	(36,983)	(2,825)	19,774	(31,186)	(11,412)
State Street Total Return V.I.S. Class 3	26,807	(957,699)	(930,892)	143,062	(128,045)	15,017
T. Rowe Price Blue Chip Growth - I	17,477	(6,088)	11,389	36,490	(205)	36,285
T. Rowe Price Equity Income - I	1,847	(124)	1,723
T. Rowe Price Health Sciences - I	15,075	(187)	14,888	3,363	(33)	3,330
VanEck VIP Global Resources Class S	18,250	(19,440)	(1,190)	29,011	(116,886)	(87,875)
Vanguard VIF Balanced	38,015	(35,553)	2,462	22,257	(3,307)	18,950

SA-73

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Vanguard VIF Capital Growth	1,996	(1,158)	838	13,196	(63)	13,133
Vanguard VIF Conservative Allocation	-	(1,083)	(1,083)	14,816	(86,161)	(71,345)
Vanguard VIF Diversified Value	48,373	(72,440)	(24,067)	47,161	(187)	46,974
Vanguard VIF Equity Income	11,365	(241)	11,124	19,584	(106)	19,478
Vanguard VIF Equity Index	112	(351)	(239)	6,203	(30)	6,173
Vanguard VIF Growth	5,990	(6)	5,984
Vanguard VIF High Yield Bond	25,441	(759)	24,682	3,597	(14)	3,583
Vanguard VIF International	9,839	(223)	9,616	9,860	(29)	9,831
Vanguard VIF Mid-Cap Index	20,917	(3,708)	17,209	21,228	(96)	21,132
Vanguard VIF Moderate Allocation	51,128	(742)	50,386	83,674	(751)	82,923
Vanguard VIF Real Estate Index	26,879	(1,558)	25,321	9,424	(59)	9,365
Vanguard VIF Short-Term Investment-Grade	20,218	(3,591)	16,627	9,930	(45)	9,885
Vanguard VIF Total Bond Market Index	30,260	(2,030)	28,230	32,466	(2,615)	29,851
Vanguard VIF Total International Stock Market Index	5,597	(2,570)	3,027	53,905	(342)	53,563
Vanguard VIF Total Stock Market Index	34,400	(3,288)	31,112	39,840	(1,418)	38,422

SA-74

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

8. FINANCIAL HIGHLIGHTS

      A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Core Income Class I
2024	$9.72	$11.90	169,973	$1,875,863	0.00%	0.30%	1.70%	1.03%	2.47%
2023	10.41	11.62	137,595	1,493,434	0.00%	0.30%	1.70%	6.16%	7.66%
2022	9.80	10.79	136,017	1,380,430	0.00%	0.30%	1.70%	(13.88)%	(12.66)%
2021	11.38	12.35	118,199	1,386,621	0.00%	0.30%	1.85%	(2.07)%	(0.69)%
2020	11.62	12.44	112,957	1,346,669	0.00%	0.30%	1.70%	7.73%	9.03%
Diversified Bond Class I
2024	$9.60	$16.11	748,408	$8,315,431	0.00%	0.30%	1.85%	(0.25)%	1.32%
2023	10.06	15.92	825,888	9,179,889	0.00%	0.30%	1.85%	1.71%	3.29%
2022	9.87	15.43	843,024	9,149,061	0.00%	0.30%	1.85%	(20.11)%	(18.86)%
2021	12.34	19.04	950,178	12,766,711	0.00%	0.30%	1.85%	(3.73)%	(2.22)%
2020	12.70	19.49	854,822	11,889,597	0.00%	0.30%	1.85%	8.33%	10.02%
Floating Rate Income Class I
2024	$10.16	$15.91	642,630	$9,180,020	0.00%	0.30%	1.95%	5.96%	7.73%
2023	12.53	14.78	752,932	10,080,141	0.00%	0.30%	1.95%	11.47%	13.32%
2022	11.24	13.06	824,960	9,839,259	0.00%	0.30%	1.95%	(3.44)%	(1.84)%
2021	11.64	13.32	779,138	9,548,568	0.00%	0.30%	1.95%	2.60%	4.31%
2020	11.35	12.78	784,878	9,318,954	0.00%	0.30%	1.95%	2.69%	4.39%
Floating Rate Income Class P (5)
12/31/2024 - 12/31/2024	$12.32	$12.32	846	$10,418	0.00%	0.60%	0.60%	0.00%	0.00%
05/15/2023 - 12/08/2023	11.36	11.36	-	-	0.00%	0.45%	0.45%	6.96%	6.96%
High Yield Bond Class I
2024	$13.08	$33.15	450,028	$7,211,593	0.00%	0.30%	1.85%	5.17%	6.82%
2023	12.44	31.06	445,987	6,757,163	0.00%	0.30%	1.85%	10.17%	11.89%
2022	11.28	27.79	477,685	6,565,913	0.00%	0.30%	1.85%	(11.99)%	(10.62)%
2021	12.81	31.12	499,918	7,937,244	0.00%	0.30%	1.85%	3.49%	5.10%
2020	12.37	29.64	482,726	7,435,655	0.00%	0.30%	1.85%	3.81%	5.43%
Inflation Managed Class I
2024	$9.30	$24.63	578,923	$7,016,544	0.00%	0.30%	1.85%	0.47%	2.05%
2023	9.26	24.40	650,250	7,816,715	0.00%	0.30%	1.85%	1.77%	3.36%
2022	9.09	23.87	762,919	8,847,430	0.00%	0.30%	1.85%	(13.48)%	(12.14)%
2021	10.50	27.47	642,308	8,876,406	0.00%	0.30%	1.85%	3.75%	5.37%
2020	10.12	26.35	543,426	7,446,951	0.00%	0.30%	1.85%	9.38%	11.09%
Intermediate Bond Class I
2024	$8.91	$9.66	619,095	$5,609,348	0.00%	0.30%	1.65%	0.43%	1.80%
2023	8.87	9.13	46,072	413,621	0.00%	0.30%	1.65%	4.01%	5.21%
04/18/2022 - 12/31/2022	8.53	8.64	30,595	262,492	0.00%	0.30%	1.65%	(5.88)%	(5.58)%
Managed Bond Class I
2024	$9.68	$25.42	750,933	$9,245,637	0.00%	0.30%	1.85%	0.81%	2.39%
2023	9.60	25.10	794,704	9,713,012	0.00%	0.30%	1.85%	4.60%	6.23%
2022	9.16	23.89	828,645	9,682,214	0.00%	0.30%	1.85%	(15.59)%	(14.28)%
2021	10.84	28.18	1,028,819	14,093,600	0.00%	0.30%	1.85%	(2.94)%	(1.43)%
2020	11.07	28.90	1,094,711	15,600,215	0.00%	0.30%	1.85%	6.35%	8.02%
Short Duration Bond Class I
2024	$9.56	$13.72	1,337,962	$14,103,576	0.00%	0.30%	1.95%	2.83%	4.55%
2023	9.30	13.14	1,228,537	12,463,895	0.00%	0.30%	1.95%	2.86%	4.56%
2022	9.04	12.58	1,303,034	12,741,093	0.00%	0.30%	1.95%	(6.42)%	(4.86)%
2021	9.66	13.23	1,366,721	14,182,613	0.00%	0.30%	1.95%	(2.37)%	(0.75)%
2020	9.90	13.35	1,277,391	13,459,645	0.00%	0.30%	1.95%	1.73%	3.42%
Emerging Markets Debt Class I
2024	$9.86	$12.23	119,809	$1,301,939	0.00%	0.30%	1.95%	4.81%	6.56%
2023	9.49	11.48	148,625	1,553,628	0.00%	0.30%	1.95%	10.19%	12.02%
2022	8.59	10.25	157,801	1,484,596	0.00%	0.30%	1.95%	(11.02)%	(9.54)%
2021	9.63	11.33	189,700	1,997,177	0.00%	0.30%	1.95%	(7.94)%	(6.40)%
2020	10.44	12.10	180,789	2,047,971	0.00%	0.30%	1.95%	(0.21)%	0.64%
Dividend Growth Class I
2024	$9.72	$48.23	983,911	$32,438,367	0.00%	0.30%	1.85%	11.15%	12.90%
2023	21.80	46.50	1,042,239	31,106,064	0.00%	0.30%	1.85%	11.25%	12.98%
2022	19.34	41.20	1,058,817	28,435,757	0.00%	0.30%	1.85%	(12.13)%	(10.76)%
2021	21.71	46.21	925,565	28,125,485	0.00%	0.30%	1.85%	23.49%	25.42%
2020	17.34	36.88	875,693	21,554,135	0.00%	0.30%	1.85%	11.36%	13.10%

SA-75

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Equity Index Class I
2024	$10.29	$99.29	4,694,218	$177,136,650	0.00%	0.30%	1.95%	22.24%	24.29%
2023	23.37	80.78	4,542,377	144,910,330	0.00%	0.30%	1.95%	23.51%	25.56%
2022	18.65	65.04	5,062,369	130,003,246	0.00%	0.30%	1.95%	(19.89)%	(18.55)%
2021	22.94	80.74	4,918,573	157,072,054	0.00%	0.30%	1.95%	25.89%	27.99%
2020	17.96	63.79	4,618,605	117,294,135	0.00%	0.30%	1.95%	15.83%	17.76%
Focused Growth Class I
2024	$10.40	$88.02	362,661	$17,759,308	0.00%	0.30%	1.95%	25.46%	27.56%
2023	27.45	69.94	360,689	14,394,927	0.00%	0.30%	1.95%	35.31%	37.55%
2022	19.99	51.54	359,360	10,550,365	0.00%	0.30%	1.95%	(35.08)%	(34.00)%
2021	30.35	79.14	385,041	17,365,436	0.00%	0.30%	1.95%	17.47%	19.43%
2020	25.47	67.17	394,425	15,102,007	0.00%	0.30%	1.95%	35.62%	37.88%
Growth Class I
2024	$10.55	$129.10	333,928	$15,834,461	0.00%	0.30%	1.85%	29.39%	31.42%
2023	27.68	99.33	337,346	12,710,656	0.00%	0.30%	1.85%	33.07%	35.14%
2022	20.52	74.31	343,826	9,695,403	0.00%	0.30%	1.85%	(32.47)%	(31.42)%
2021	29.98	109.55	334,741	13,897,672	0.00%	0.30%	1.85%	21.16%	23.05%
2020	24.41	90.01	324,355	11,090,651	0.00%	0.30%	1.85%	29.15%	31.17%
Hedged Equity Class I
2024	$10.16	$13.96	5,142,873	$64,432,438	0.00%	0.30%	1.85%	15.70%	17.52%
2023	10.69	11.14	3,442,449	37,423,803	0.00%	0.30%	1.85%	13.57%	15.34%
2022	9.42	9.66	2,037,766	19,383,117	0.00%	0.30%	1.85%	(9.22)%	(8.22)%
05/26/2021 - 12/31/2021	10.45	10.53	556,230	5,819,984	0.00%	0.30%	1.40%	3.91%	3.91%
Large-Cap Core Class I
2024	$10.17	$72.76	317,662	$10,839,240	0.00%	0.30%	1.85%	21.68%	23.59%
2023	12.91	59.53	258,508	7,683,720	0.00%	0.30%	1.85%	24.74%	26.55%
2022	16.37	47.51	254,575	6,198,639	0.00%	0.40%	1.85%	(22.07)%	(20.93)%
2021	20.72	60.69	264,278	8,192,654	0.00%	0.40%	1.85%	25.42%	27.25%
2020	16.30	48.17	290,641	7,152,440	0.00%	0.40%	1.85%	11.85%	13.48%
Large-Cap Growth Class I
2024	$10.27	$58.68	335,720	$14,623,071	0.00%	0.30%	1.85%	27.58%	29.58%
2023	26.54	45.49	372,882	12,752,976	0.00%	0.30%	1.85%	42.47%	44.68%
2022	18.38	31.58	397,294	9,518,997	0.00%	0.30%	1.85%	(39.04)%	(38.09)%
2021	29.75	51.24	415,540	16,226,435	0.00%	0.30%	1.85%	18.07%	19.91%
2020	24.86	42.92	502,142	16,886,712	0.00%	0.30%	1.85%	35.81%	37.93%
Large-Cap Value Class I
2024	$9.87	$44.54	382,274	$9,634,430	0.00%	0.30%	1.85%	5.98%	7.64%
2023	18.62	41.42	405,249	9,896,975	0.00%	0.30%	1.85%	12.81%	14.57%
2022	16.28	36.19	424,028	9,203,853	0.00%	0.30%	1.85%	(8.34)%	(6.91)%
2021	17.53	38.91	405,244	9,548,572	0.00%	0.30%	1.85%	23.81%	25.74%
2020	13.97	30.98	389,187	7,507,171	0.00%	0.30%	1.85%	3.93%	5.55%
Mid-Cap Growth Class I
2024	$25.47	$44.32	379,717	$11,750,920	0.00%	0.30%	1.85%	0.59%	2.17%
2023	24.98	43.58	418,064	12,802,751	0.00%	0.30%	1.85%	17.43%	19.26%
2022	20.98	36.70	442,760	11,524,789	0.00%	0.30%	1.85%	(31.99)%	(30.93)%
2021	30.44	53.38	451,793	17,238,136	0.00%	0.30%	1.85%	14.53%	16.32%
2020	26.22	46.10	451,462	15,057,702	0.00%	0.30%	1.85%	47.39%	49.69%
Mid-Cap Plus Bond Alpha Class I
2024	$10.07	$70.52	296,113	$8,514,568	0.00%	0.30%	1.85%	12.83%	14.60%
2023	18.96	62.22	252,522	6,946,587	0.00%	0.30%	1.85%	13.24%	15.00%
2022	16.52	54.70	282,187	6,832,953	0.00%	0.30%	1.85%	(18.77)%	(17.50)%
2021	20.07	67.03	260,678	7,842,888	0.00%	0.30%	1.85%	14.27%	16.05%
2020	17.33	58.40	238,983	6,349,578	0.00%	0.30%	1.85%	25.18%	27.13%
Mid-Cap Value Class I
2024	$9.83	$54.36	268,844	$7,272,298	0.00%	0.30%	1.85%	8.27%	9.97%
2023	18.35	49.48	270,177	6,933,792	0.00%	0.30%	1.85%	14.26%	16.04%
2022	15.81	42.68	234,963	5,312,416	0.00%	0.30%	1.85%	(8.96)%	(7.54)%
2021	17.10	46.21	274,608	6,868,136	0.00%	0.30%	1.85%	24.71%	26.65%
2020	13.50	36.52	218,040	4,405,706	0.00%	0.30%	1.85%	3.58%	5.20%
Small-Cap Equity Class I
2024	$10.08	$39.87	393,355	$8,399,766	0.00%	0.30%	1.85%	7.68%	9.37%
2023	15.35	36.86	274,075	5,819,047	0.00%	0.30%	1.85%	10.90%	12.63%
2022	13.66	33.09	181,185	3,512,107	0.00%	0.30%	1.85%	(14.51)%	(13.18)%
2021	15.76	38.53	143,248	3,232,303	0.00%	0.30%	1.85%	24.14%	26.08%
2020	12.53	30.90	152,522	2,775,602	0.00%	0.30%	1.85%	3.48%	5.10%

SA-76

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Small-Cap Growth Class I
2024	$10.09	$35.51	244,891	$5,514,464	0.00%	0.30%	1.85%	4.59%	6.23%
2023	21.35	36.32	273,103	6,352,276	0.00%	0.30%	1.85%	12.11%	13.86%
2022	19.02	31.93	285,450	5,868,956	0.00%	0.30%	1.85%	(31.21)%	(30.13)%
2021	27.60	45.75	290,913	8,654,324	0.00%	0.30%	1.85%	(0.17)%	1.39%
2020	27.61	45.17	301,512	8,973,996	0.00%	0.30%	1.85%	52.73%	55.11%
Small-Cap Index Class I
2024	$10.13	$49.74	650,982	$15,354,539	0.00%	0.30%	1.85%	8.79%	10.50%
2023	15.73	45.06	658,789	14,489,415	0.00%	0.30%	1.85%	14.08%	15.85%
2022	13.60	38.93	597,589	11,466,965	0.00%	0.30%	1.85%	(22.31)%	(21.10)%
2021	17.27	49.39	569,876	14,274,986	0.00%	0.30%	1.85%	12.14%	13.89%
2020	15.20	43.41	491,481	11,083,754	0.00%	0.30%	1.85%	16.97%	18.80%
Small-Cap Plus Bond Alpha Class I (5)
11/14/2024 - 12/31/2024	$10.07	$10.07	369	$3,711	0.00%	1.50%	1.50%	(4.70)%	(4.70)%
Small-Cap Value Class I
2024	$10.19	$54.85	217,210	$4,807,821	0.00%	0.30%	1.85%	4.23%	5.86%
2023	13.86	64.41	231,692	5,061,403	0.00%	0.30%	1.85%	5.56%	7.21%
2022	12.96	60.14	235,969	4,982,963	0.00%	0.30%	1.85%	(18.33)%	(17.06)%
2021	15.65	72.59	231,013	6,064,973	0.00%	0.30%	1.85%	33.12%	35.20%
2020	11.60	53.74	238,266	4,640,712	0.00%	0.30%	1.85%	1.54%	3.13%
Value Class I
2024	$19.90	$31.63	166,518	$3,837,858	0.00%	0.75%	1.85%	8.11%	9.31%
2023	18.36	28.93	161,227	3,477,741	0.00%	0.30%	1.85%	1.87%	3.46%
2022	14.42	28.09	170,340	3,604,670	0.00%	0.30%	1.85%	(2.35)%	(1.28)%
2021	18.37	28.45	136,265	3,061,129	0.00%	0.75%	1.85%	19.42%	20.74%
2020	15.23	23.57	154,680	2,954,360	0.00%	0.30%	1.85%	(8.64)%	(7.63)%
Value Advantage Class I
2024	$13.41	$27.40	191,936	$4,730,820	0.00%	0.30%	1.85%	14.36%	16.15%
2023	11.67	23.70	201,293	4,290,802	0.00%	0.30%	1.85%	7.60%	9.28%
2022	15.68	21.78	221,719	4,489,853	0.00%	0.30%	1.85%	(5.82)%	(4.35)%
2021	16.42	22.88	205,517	4,405,461	0.00%	0.30%	1.85%	26.17%	27.88%
2020	12.84	17.93	112,996	1,940,399	0.00%	0.50%	1.85%	(4.56)%	(3.26)%
Emerging Markets Class I
2024	$9.03	$67.09	468,072	$5,603,688	0.00%	0.30%	1.95%	(3.44)%	(1.82)%
2023	10.06	68.40	493,447	6,330,327	0.00%	0.30%	1.95%	6.85%	8.63%
2022	9.46	63.03	455,269	5,543,619	0.00%	0.30%	1.95%	(26.72)%	(25.50)%
2021	12.82	84.69	440,071	7,328,099	0.00%	0.30%	1.95%	(10.06)%	(8.56)%
2020	14.16	92.71	436,537	8,237,393	0.00%	0.30%	1.95%	15.06%	16.98%
International Growth Class I
2024	$9.00	$9.32	47,543	$435,295	0.00%	0.30%	1.40%	5.89%	7.07%
2023	8.50	8.70	30,228	260,332	0.00%	0.30%	1.40%	12.16%	13.39%
2022	7.58	7.67	8,533	64,741	0.00%	0.30%	1.40%	(22.47)%	(22.47)%
12/14/2021 - 12/31/2021	9.79	9.79	1,001	9,808	0.00%	1.20%	1.20%	4.08%	4.08%
International Large-Cap Class I
2024	$9.20	$37.98	349,468	$6,836,344	0.00%	0.30%	1.95%	1.66%	3.36%
2023	16.37	36.79	399,225	7,745,562	0.00%	0.30%	1.95%	16.37%	18.30%
2022	13.89	31.13	458,444	7,546,129	0.00%	0.30%	1.95%	(16.83)%	(15.45)%
2021	16.68	36.85	479,212	9,422,292	0.00%	0.30%	1.95%	12.56%	14.43%
2020	14.80	32.23	465,259	8,142,998	0.00%	0.30%	1.95%	8.60%	10.41%
International Small-Cap Class I
2024	$12.85	$22.83	78,043	$1,228,245	0.00%	0.30%	1.95%	(2.91)%	(1.28)%
2023	13.15	23.23	88,386	1,430,935	0.00%	0.30%	1.95%	14.97%	16.88%
2022	11.37	19.97	101,885	1,425,344	0.00%	0.30%	1.95%	(18.69)%	(17.42)%
2021	13.90	24.26	102,893	1,750,333	0.00%	0.30%	1.95%	11.67%	13.42%
2020	12.37	21.47	104,127	1,574,164	0.00%	0.30%	1.95%	6.33%	7.99%
International Value Class I
2024	$9.49	$19.79	294,493	$4,159,501	0.00%	0.30%	1.85%	1.97%	3.58%
2023	9.26	19.13	349,386	4,794,888	0.00%	0.30%	1.85%	18.01%	19.85%
2022	7.81	15.97	357,460	4,094,109	0.00%	0.30%	1.85%	(3.07)%	(1.56)%
2021	8.02	16.24	423,676	5,106,907	0.00%	0.30%	1.85%	18.16%	20.00%
2020	6.75	13.55	439,510	4,394,780	0.00%	0.30%	1.85%	(8.87)%	(7.45)%

SA-77

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Health Sciences Class I
2024	$9.15	$79.51	707,521	$24,591,306	0.00%	0.30%	1.85%	2.12%	3.72%
2023	18.14	77.71	744,638	25,740,550	0.00%	0.30%	1.85%	1.53%	3.11%
2022	17.77	76.38	820,339	27,867,227	0.00%	0.30%	1.85%	(7.53)%	(6.09)%
2021	19.11	82.43	854,149	31,511,533	0.00%	0.30%	1.85%	10.32%	12.05%
2020	17.23	74.57	821,413	27,848,080	0.00%	0.30%	1.85%	16.61%	18.43%
Real Estate Class I
2024	$9.51	$72.16	276,915	$5,483,816	0.00%	0.30%	1.85%	5.53%	7.19%
2023	13.16	68.07	327,891	6,322,880	0.00%	0.30%	1.85%	10.95%	12.67%
2022	11.80	61.08	329,616	5,786,859	0.00%	0.30%	1.85%	(27.00)%	(25.86)%
2021	16.07	83.30	342,557	8,382,994	0.00%	0.30%	1.85%	37.75%	39.90%
2020	11.60	60.20	363,170	6,476,309	0.00%	0.30%	1.85%	(5.05)%	(3.66)%
Technology Class I
2024	$10.88	$50.12	600,621	$26,097,059	0.00%	0.30%	1.85%	34.91%	37.03%
2023	19.62	37.05	624,870	20,529,721	0.00%	0.30%	1.85%	50.87%	53.22%
2022	12.95	24.50	609,979	13,198,996	0.00%	0.30%	1.85%	(37.23)%	(36.25)%
2021	20.54	38.93	586,941	20,152,017	0.00%	0.30%	1.85%	11.77%	13.52%
2020	18.29	34.74	606,691	18,556,587	0.00%	0.30%	1.85%	44.54%	46.80%
ESG Diversified Class I
2024	$9.91	$11.11	154,563	$1,710,133	0.00%	0.75%	1.65%	10.33%	11.33%
2023	9.87	10.00	185,770	1,855,269	0.00%	0.75%	1.65%	13.89%	14.92%
2022	8.63	8.74	215,846	1,884,148	0.00%	0.75%	1.65%	(17.96)%	(17.21)%
06/14/2021 - 12/31/2021	10.43	10.60	129,810	1,375,018	0.00%	0.75%	1.65%	4.50%	4.50%
ESG Diversified Growth Class I
2024	$9.93	$10.71	20,829	$220,876	0.00%	0.95%	1.40%	12.29%	12.52%
2023	9.40	9.44	15,215	143,504	0.00%	1.20%	1.40%	16.03%	16.26%
2022	8.10	8.12	15,221	123,553	0.00%	1.20%	1.40%	(19.22)%	(19.22)%
12/20/2021 - 12/31/2021	10.03	10.03	775	7,773	0.00%	1.40%	1.40%	3.64%	3.64%
PSF Avantis Balanced Allocation Class D
2024	$9.98	$17.13	1,049,040	$15,636,590	0.00%	0.30%	1.85%	9.49%	11.21%
2023	9.88	15.40	1,137,938	15,610,369	0.00%	0.30%	1.85%	11.75%	13.49%
2022	8.79	13.57	1,085,875	13,598,087	0.00%	0.30%	1.85%	(16.55)%	(15.25)%
2021	10.48	16.01	955,947	14,834,277	0.00%	0.30%	1.85%	10.44%	12.16%
2020	13.12	14.27	779,152	10,963,998	0.00%	0.30%	1.85%	10.05%	11.77%
PSF Avantis Balanced Allocation Class P
2024	$11.72	$11.72	12,371	$144,962	0.00%	0.45%	0.45%	11.32%	11.32%
2023	10.53	10.53	13,137	138,283	0.00%	0.45%	0.45%	13.60%	13.60%
12/06/2022 - 12/31/2022	9.27	9.27	13,429	124,433	0.00%	0.45%	0.45%	(1.61)%	(1.61)%
Pacific Dynamix - Conservative Growth Class I
2024	$9.84	$21.87	2,512,848	$39,770,858	0.00%	0.30%	1.85%	6.54%	8.21%
2023	9.52	20.38	2,789,572	41,587,539	0.00%	0.30%	1.85%	9.64%	11.35%
2022	8.63	18.46	2,936,979	40,483,390	0.00%	0.30%	1.85%	(15.94)%	(14.63)%
2021	10.22	21.81	3,087,697	50,537,140	0.00%	0.30%	1.85%	4.49%	6.12%
2020	12.68	20.72	3,242,829	50,933,627	0.00%	0.30%	1.85%	10.16%	11.88%
Pacific Dynamix - Moderate Growth Class I
2024	$9.94	$28.56	8,301,901	$147,821,306	0.00%	0.30%	1.85%	10.06%	11.79%
2023	9.78	27.93	8,908,403	148,054,772	0.00%	0.30%	1.85%	12.94%	14.70%
2022	8.62	24.43	8,930,868	135,517,383	0.00%	0.30%	1.85%	(17.24)%	(15.95)%
2021	10.35	27.19	8,966,797	169,827,302	0.00%	0.30%	1.85%	8.59%	10.29%
2020	13.44	24.86	8,842,919	155,502,777	0.00%	0.30%	1.85%	12.48%	14.24%
Pacific Dynamix - Moderate Growth Class P (5),(6)
01/16/2024 - 02/06/2024	$10.40	$10.40	-	$-	0.00%	0.45%	0.45%	1.89%	1.89%
Pacific Dynamix - Growth Class I
2024	$9.95	$40.06	10,247,318	$220,080,196	0.00%	0.30%	1.85%	11.80%	13.55%
2023	17.28	35.31	9,038,013	177,087,605	0.00%	0.30%	2.00%	14.67%	16.63%
2022	14.81	30.30	7,703,984	131,379,169	0.00%	0.30%	2.00%	(18.34)%	(16.94)%
2021	17.83	36.52	5,161,096	108,023,040	0.00%	0.30%	2.00%	12.07%	13.99%
2020	15.64	32.07	3,237,619	61,915,942	0.00%	0.30%	2.00%	13.50%	15.44%
Pacific Dynamix - Growth Class P
2024	$12.05	$12.05	2,901	$34,946	0.00%	0.45%	0.45%	13.61%	13.61%
2023	10.60	10.60	2,944	31,224	0.00%	0.45%	0.45%	16.69%	16.69%
07/01/2022 - 12/31/2022	9.09	9.09	2,989	27,160	0.00%	0.45%	0.45%	1.31%	1.31%

SA-78

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Pacific Dynamix - Aggressive Growth Class I (5)
07/01/2024 - 12/31/2024	$11.10	$11.16	8,329	$92,508	0.00%	0.30%	1.20%	5.20%	5.20%
Portfolio Optimization Conservative Class I
2024	$9.74	$15.05	4,834,528	$60,907,160	0.00%	0.30%	2.00%	4.26%	6.06%
2023	9.28	14.20	5,342,001	64,237,318	0.00%	0.30%	2.00%	7.07%	8.90%
2022	8.61	13.06	6,555,593	73,297,660	0.00%	0.30%	2.00%	(15.37)%	(14.01)%
2021	10.11	15.18	6,673,193	88,029,123	0.00%	0.30%	2.00%	0.18%	1.80%
2020	11.97	14.92	6,805,319	89,158,669	0.00%	0.30%	2.00%	5.75%	7.45%
Portfolio Optimization Moderate-Conservative Class I
2024	$9.81	$17.78	5,980,455	$89,278,922	0.00%	0.40%	2.00%	6.25%	7.98%
2023	9.42	16.47	7,024,173	98,460,430	0.00%	0.40%	2.00%	8.87%	10.62%
2022	8.62	14.89	7,909,557	101,571,276	0.00%	0.30%	2.00%	(16.59)%	(15.16)%
2021	10.24	17.57	8,584,296	131,746,697	0.00%	0.30%	2.00%	4.18%	5.86%
2020	12.29	16.60	9,517,737	139,732,839	0.00%	0.40%	2.00%	7.79%	9.53%
Portfolio Optimization Moderate Class I
2024	$10.61	$21.01	21,342,534	$373,347,479	0.00%	0.30%	2.00%	9.00%	10.88%
2023	9.66	19.03	24,036,833	384,819,138	0.00%	0.30%	2.00%	11.63%	13.54%
2022	8.60	16.84	26,538,175	379,611,536	0.00%	0.30%	2.00%	(17.38)%	(15.97)%
2021	10.33	20.13	28,880,546	498,374,746	0.00%	0.30%	2.00%	7.02%	8.85%
2020	12.62	18.57	31,180,415	500,836,115	0.00%	0.30%	2.00%	9.61%	11.49%
Portfolio Optimization Growth Class I
2024	$9.86	$23.19	15,517,073	$302,534,911	0.00%	0.30%	2.00%	9.14%	11.03%
2023	13.81	20.91	17,452,635	310,581,034	0.00%	0.30%	2.00%	12.19%	14.11%
2022	12.22	18.34	19,477,020	307,764,715	0.00%	0.30%	2.00%	(18.52)%	(17.13)%
2021	14.90	22.32	20,865,222	403,162,654	0.00%	0.30%	2.00%	10.88%	12.78%
2020	13.34	20.05	22,646,907	393,203,447	0.00%	0.30%	2.00%	10.49%	12.39%
Portfolio Optimization Aggressive-Growth Class I
2024	$19.63	$24.99	3,790,007	$79,003,114	0.00%	0.40%	2.00%	10.13%	11.92%
2023	17.77	22.60	4,299,099	81,092,288	0.00%	0.40%	2.00%	13.67%	15.50%
2022	15.59	19.80	4,609,550	76,219,091	0.00%	0.40%	2.00%	(19.14)%	(17.83)%
2021	19.22	24.39	4,860,170	99,029,212	0.00%	0.40%	2.00%	13.39%	15.22%
2020	16.90	21.43	5,288,583	94,685,992	0.00%	0.40%	2.00%	10.23%	12.01%
Invesco Oppenheimer V.I. International Growth Series II
2024	$9.03	$15.03	61,980	$793,431	0.35%	0.30%	1.60%	(3.38)%	(2.11)%
2023	12.85	15.35	60,384	810,840	0.30%	0.30%	1.65%	18.73%	20.28%
2022	10.82	12.76	63,695	717,693	0.00%	0.30%	1.70%	(28.39)%	(27.38)%
2021	15.00	17.57	79,709	1,244,113	0.00%	0.30%	1.85%	8.37%	9.79%
2020	13.75	16.01	53,477	762,137	0.68%	0.30%	1.85%	18.82%	20.68%
Invesco V.I. American Value Series I (5)
01/03/2024 - 12/31/2024	$17.17	$17.27	13,910	$239,335	1.27%	0.45%	0.60%	32.00%	32.00%
Invesco V.I. Balanced-Risk Allocation Series II
2024	$9.38	$23.66	1,509,524	$19,333,911	6.30%	0.30%	2.00%	1.50%	3.25%
2023	9.18	22.98	1,356,304	17,791,548	0.00%	0.30%	2.00%	4.30%	6.08%
2022	8.74	21.73	1,441,727	18,801,850	7.56%	0.30%	2.00%	(16.21)%	(14.77)%
2021	10.36	25.57	1,313,865	20,963,754	3.02%	0.30%	2.00%	7.10%	8.61%
2020	12.03	23.54	1,329,079	19,933,034	7.90%	0.60%	2.00%	7.81%	9.33%
Invesco V.I. Discovery Mid Cap Growth Series I (5)
08/21/2024 - 12/31/2024	$10.44	$10.44	1,088	$11,366	0.00%	0.45%	0.45%	8.64%	8.64%
Invesco V.I. Equity and Income Series II
2024	$10.01	$18.73	165,364	$2,912,571	1.75%	0.75%	1.70%	10.01%	11.07%
2023	15.99	16.86	136,473	2,272,734	1.79%	0.75%	1.70%	8.39%	9.42%
2022	14.75	15.47	132,691	2,027,098	1.65%	0.75%	1.80%	(9.36)%	(8.40)%
2021	16.13	16.96	129,021	2,152,374	1.71%	0.75%	1.85%	16.36%	17.47%
2020	13.97	14.49	105,660	1,508,592	2.19%	0.75%	1.70%	7.80%	8.83%
Invesco V.I. Global Real Estate Series II
2024	$8.97	$11.46	112,093	$1,123,711	2.25%	0.30%	1.85%	(3.91)%	(2.40)%
2023	9.48	11.74	133,623	1,371,595	1.29%	0.30%	1.85%	6.84%	8.50%
2022	8.88	10.82	118,114	1,126,345	2.45%	0.30%	1.85%	(26.51)%	(25.44)%
2021	12.08	13.31	192,014	2,453,296	2.75%	0.40%	1.85%	23.15%	24.94%
2020	9.81	10.65	144,773	1,499,520	4.49%	0.40%	1.85%	(14.17)%	(12.91)%

SA-79

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Invesco V.I. Global Series II
2024	$9.91	$23.77	104,630	$2,176,236	0.00%	0.30%	1.80%	13.71%	15.43%
2023	14.22	20.59	105,262	1,915,748	0.00%	0.30%	1.80%	32.06%	34.04%
2022	13.27	15.36	104,197	1,432,726	0.00%	0.30%	1.80%	(33.15)%	(32.14)%
2021	19.85	22.64	104,537	2,139,474	0.00%	0.30%	1.85%	13.12%	14.83%
2020	17.54	19.72	98,826	1,776,751	0.42%	0.30%	1.80%	25.07%	26.96%
Invesco V.I. Main Street Small Cap Fund Series I (5)
08/16/2024 - 12/31/2024	$12.00	$12.00	1,350	$16,195	0.00%	0.45%	0.45%	4.57%	4.57%
Invesco V.I. Technology Series I
2024	$12.24	$12.31	33,914	$416,089	0.00%	0.45%	0.60%	33.66%	33.66%
2023	9.21	9.21	1,890	17,408	0.00%	0.45%	0.45%	46.29%	46.29%
07/01/2022 - 12/31/2022	6.30	6.30	1,918	12,079	0.00%	0.45%	0.45%	(9.89)%	(9.89)%
American Funds IS American High-Income Trust Class 4
2024	$9.99	$15.67	296,026	$4,414,625	6.03%	0.30%	1.80%	7.43%	9.06%
2023	13.25	14.43	270,919	3,755,826	6.93%	0.30%	1.80%	10.35%	11.85%
2022	12.15	12.96	189,561	2,370,345	5.82%	0.30%	1.80%	(11.14)%	(9.80)%
2021	13.53	14.44	266,458	3,724,858	4.60%	0.30%	1.80%	6.41%	7.86%
2020	12.57	13.44	157,949	2,063,813	8.98%	0.30%	1.70%	5.97%	7.41%
American Funds IS Asset Allocation Class 1
2024	$12.81	$12.81	22,846	$292,654	3.37%	0.45%	0.45%	16.21%	16.21%
2023	11.02	11.02	12,623	139,147	2.49%	0.45%	0.45%	14.03%	14.03%
12/06/2022 - 12/31/2022	9.67	9.67	12,904	124,737	See Note (7)	0.45%	0.45%	(1.37)%	(1.37)%
American Funds IS Asset Allocation Class 4
2024	$10.07	$20.85	13,751,785	$242,190,526	2.00%	0.30%	1.85%	13.97%	15.76%
2023	10.10	18.10	13,774,133	215,400,282	1.99%	0.30%	2.00%	11.77%	13.68%
2022	8.97	15.99	14,627,779	208,030,483	1.66%	0.30%	2.00%	(15.37)%	(13.92)%
2021	10.53	18.66	15,374,587	259,202,114	1.35%	0.30%	2.00%	12.57%	14.50%
2020	13.29	16.37	15,751,470	235,641,719	1.46%	0.30%	2.00%	9.94%	11.82%
American Funds IS Capital Income Builder Class 1 (8)
2024
04/25/2023 - 12/01/2023	$10.89	$10.89	-	$-	2.04%	0.45%	0.45%	1.44%	1.44%
American Funds IS Capital Income Builder Class 4
2024	$9.70	$16.19	408,446	$5,906,150	3.20%	0.30%	1.70%	8.07%	9.60%
2023	12.76	14.77	384,367	5,138,448	2.66%	0.30%	1.85%	6.77%	8.43%
2022	11.78	13.62	414,907	5,161,852	2.57%	0.30%	1.85%	(8.93)%	(7.65)%
2021	13.10	14.75	328,719	4,468,501	2.55%	0.30%	1.85%	12.75%	14.34%
2020	11.50	12.90	292,184	3,506,050	2.66%	0.30%	1.85%	2.21%	3.80%
American Funds IS Capital World Bond Class 4
2024	$8.49	$9.65	87,396	$792,019	1.81%	0.30%	1.70%	(4.96)%	(3.61)%
2023	8.93	10.01	100,213	945,266	0.00%	0.30%	1.85%	3.96%	5.58%
2022	8.49	9.48	108,933	975,943	0.21%	0.30%	1.85%	(19.35)%	(18.09)%
2021	10.52	11.57	121,629	1,344,382	1.57%	0.30%	1.85%	(6.92)%	(5.46)%
2020	11.30	12.24	101,683	1,194,904	1.04%	0.30%	1.85%	7.61%	9.29%
American Funds IS Capital World Growth and Income Class 1 (5)
04/16/2024 - 12/31/2024	$12.44	$12.51	4,167	$51,874	2.09%	0.45%	0.60%	8.51%	8.51%
American Funds IS Capital World Growth and Income Class 4
2024	$9.83	$20.75	188,375	$3,644,771	1.57%	0.30%	1.80%	11.66%	13.36%
2023	16.59	18.30	175,150	3,036,171	1.76%	0.30%	1.80%	18.51%	20.29%
2022	14.00	15.21	177,560	2,584,275	2.26%	0.30%	1.80%	(19.04)%	(17.82)%
2021	17.29	18.51	161,402	2,886,057	1.66%	0.30%	1.80%	12.42%	14.12%
2020	15.38	16.24	137,802	2,175,133	1.13%	0.30%	1.80%	6.61%	8.22%
American Funds IS Global Balanced Class 4
2024	$14.80	$16.53	229,372	$3,540,777	1.58%	0.30%	1.65%	4.57%	6.00%
2023	14.15	15.60	275,455	4,045,794	1.48%	0.30%	1.85%	11.60%	12.60%
2022	12.68	13.53	274,300	3,593,814	0.00%	0.75%	1.70%	(16.17)%	(15.37)%
2021	15.07	15.98	256,329	3,984,964	0.83%	0.30%	1.85%	8.60%	9.64%
2020	13.77	14.73	303,599	4,366,912	0.94%	0.30%	1.85%	7.98%	9.67%
American Funds IS Global Growth Class 1 (5),(6)
06/24/2024 - 11/06/2024	$11.54	$11.54	-	$-	0.00%	0.45%	0.45%	1.89%	1.89%

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS Global Growth Class 4
2024	$23.82	$25.95	252,345	$6,376,482	1.36%	0.30%	1.85%	11.30%	13.05%
2023	21.40	23.10	278,196	6,273,912	0.74%	0.30%	1.85%	20.06%	21.93%
2022	17.83	19.09	238,643	4,460,681	0.44%	0.30%	1.85%	(26.29)%	(25.14)%
2021	23.95	25.71	235,674	5,939,813	0.20%	0.30%	1.85%	14.01%	15.79%
2020	20.72	22.38	257,600	5,650,892	0.16%	0.30%	1.85%	27.78%	29.78%
American Funds IS Global Small Capitalization Class 4
2024	$14.56	$16.51	72,377	$1,104,172	0.82%	0.30%	1.65%	0.44%	1.81%
2023	14.50	16.21	88,945	1,341,436	0.03%	0.30%	1.85%	13.67%	15.44%
2022	12.55	14.04	121,298	1,592,265	0.00%	0.30%	1.85%	(30.98)%	(29.90)%
2021	18.18	20.03	135,846	2,559,606	0.00%	0.30%	1.85%	4.48%	6.11%
2020	17.40	18.88	93,754	1,679,372	0.13%	0.30%	1.85%	27.02%	29.00%
vAmerican Funds IS Growth Class 1
2024	$14.36	$14.44	26,601	$383,580	0.65%	0.45%	0.60%	31.37%	31.37%
2023	10.99	10.99	16,485	181,193	0.86%	0.45%	0.45%	38.19%	38.19%
12/06/2022 - 12/31/2022	7.95	7.95	7,907	62,892	5.32%	0.45%	0.45%	(3.34)%	(3.34)%
American Funds IS Growth Class 4
2024	$10.72	$45.37	1,477,931	$51,158,846	0.17%	0.30%	1.85%	28.88%	30.90%
2023	13.68	34.82	1,401,646	40,357,104	0.17%	0.30%	1.85%	35.62%	37.72%
2022	20.37	25.39	1,306,432	27,653,628	0.11%	0.30%	1.85%	(31.39)%	(30.32)%
2021	29.70	36.61	1,215,693	37,277,031	0.05%	0.30%	1.85%	19.45%	21.32%
2020	24.86	30.31	1,147,600	29,196,407	0.20%	0.30%	1.85%	48.94%	51.26%
American Funds IS Growth-Income Class 1
2024	$15.51	$15.51	6,306	$97,819	1.35%	0.45%	0.45%	23.98%	23.98%
2023	12.51	12.51	6,514	81,495	2.39%	0.45%	0.45%	25.90%	25.90%
08/25/2022 - 12/31/2022	9.94	9.94	1,895	18,834	3.73%	0.45%	0.45%	(4.24)%	(4.24)%
American Funds IS Growth-Income Class 4
2024	$10.26	$30.92	815,170	$21,241,207	0.95%	0.30%	1.85%	21.64%	23.55%
2023	20.78	25.14	787,489	17,082,465	1.16%	0.30%	1.85%	23.53%	25.45%
2022	16.82	20.13	870,853	15,202,170	1.09%	0.30%	1.85%	(18.23)%	(16.96)%
2021	20.57	24.35	842,439	17,877,271	0.94%	0.30%	1.85%	21.53%	23.31%
2020	16.92	19.82	890,935	15,472,123	1.17%	0.40%	1.85%	11.17%	12.80%
American Funds IS International Class 1 (5)
08/21/2024 - 12/31/2024	$8.86	$8.86	1,129	$10,002	3.74%	0.45%	0.45%	(7.16)%	(7.16)%
American Funds IS International Class 4
2024	$11.44	$14.39	223,257	$2,802,684	0.95%	0.30%	1.85%	1.03%	2.62%
2023	11.33	14.02	258,833	3,184,771	1.09%	0.30%	1.85%	13.45%	15.21%
2022	9.98	12.17	274,173	2,949,941	1.56%	0.30%	1.85%	(22.47)%	(21.26)%
2021	12.88	15.45	262,936	3,615,169	2.20%	0.30%	1.85%	(3.51)%	(2.01)%
2020	13.35	15.77	251,014	3,526,811	0.44%	0.30%	1.85%	11.58%	13.32%
American Funds IS International Growth and Income Class 1
2024	$10.21	$10.27	2,300	$23,585	2.70%	0.45%	0.60%	3.18%	3.18%
06/16/2023 - 12/31/2023	9.95	9.95	1,805	17,962	4.27%	0.45%	0.45%	3.92%	3.92%
American Funds IS International Growth and Income Class 4
2024	$9.29	$15.11	112,985	$1,406,949	2.30%	0.30%	1.70%	1.36%	2.80%
2023	11.69	14.70	129,803	1,586,684	2.21%	0.30%	1.85%	13.54%	15.31%
2022	10.14	12.75	163,003	1,740,263	2.77%	0.30%	1.85%	(17.07)%	(15.78)%
2021	12.23	15.14	163,875	2,095,505	2.71%	0.30%	1.85%	3.17%	4.78%
2020	11.86	14.45	170,830	2,104,420	1.26%	0.30%	1.85%	3.79%	5.42%
American Funds IS Managed Risk Asset Allocation Class P1 (8)
2024
05/15/2023 - 12/08/2023	$9.96	$9.96	-	$-	3.64%	0.45%	0.45%	5.03%	5.03%
American Funds IS Managed Risk Asset Allocation Class P2
2024	$10.07	$16.62	1,277,017	$19,426,777	1.89%	0.30%	1.85%	12.51%	14.28%
2023	9.65	14.66	1,106,627	14,987,353	1.85%	0.30%	1.85%	8.22%	9.90%
2022	8.87	13.44	1,081,671	13,929,930	2.17%	0.30%	1.85%	(15.54)%	(14.23)%
2021	10.45	15.80	1,150,358	17,734,168	1.33%	0.30%	1.85%	10.44%	12.17%
2020	12.36	14.20	1,126,009	15,735,754	1.54%	0.30%	1.85%	3.94%	5.57%
American Funds IS New World Fund Class 1
2024	$9.27	$9.32	28,532	$265,761	1.89%	0.45%	0.60%	6.37%	6.37%
05/23/2023 - 12/31/2023	8.76	8.76	16,519	144,721	4.08%	0.45%	0.45%	7.96%	7.96%

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS New World Fund Class 4
2024	$13.59	$17.39	217,436	$3,220,933	1.17%	0.30%	1.85%	4.37%	6.01%
2023	13.02	16.40	224,849	3,142,973	1.21%	0.30%	1.85%	13.56%	15.32%
2022	11.46	14.23	243,539	2,970,798	1.12%	0.30%	1.85%	(23.68)%	(22.49)%
2021	15.02	18.35	244,309	3,871,527	0.68%	0.30%	1.85%	2.71%	4.32%
2020	14.62	17.59	203,039	3,110,839	0.04%	0.30%	1.85%	21.03%	22.92%
American Funds IS The Bond Fund of America Class 1
2024	$9.18	$9.23	20,201	$186,429	5.13%	0.45%	0.60%	1.04%	1.04%
2023	9.14	9.14	12,318	112,551	4.46%	0.45%	0.45%	4.73%	4.73%
08/25/2022 - 12/31/2022	8.72	8.72	9,138	79,724	See Note (7)	0.45%	0.45%	(3.58)%	(3.58)%
American Funds IS The Bond Fund of America Class 4
2024	$9.62	$10.99	975,804	$10,056,718	4.96%	0.30%	1.70%	(0.73)%	0.67%
2023	9.85	10.92	672,343	6,952,200	3.39%	0.30%	1.85%	2.81%	4.41%
2022	9.46	10.45	590,910	5,895,243	2.87%	0.30%	1.85%	(14.35)%	(13.01)%
2021	11.05	12.02	496,026	5,730,081	1.21%	0.30%	1.85%	(2.41)%	(0.88)%
2020	11.32	12.13	512,069	5,996,507	2.22%	0.30%	1.85%	7.38%	9.05%
American Funds IS U.S. Government Securities Class 1
2024	$9.12	$9.17	6,833	$62,600	5.27%	0.45%	0.60%	0.53%	0.53%
05/23/2023 - 12/31/2023	9.12	9.12	3,380	30,831	7.31%	0.45%	0.45%	1.41%	1.41%
American Funds IS U.S. Government Securities Class 4
2024	$9.31	$10.39	205,175	$2,032,704	3.73%	0.30%	1.70%	(1.26)%	0.14%
2023	9.43	10.38	237,910	2,360,782	3.66%	0.30%	1.70%	0.90%	2.31%
2022	9.34	10.15	274,241	2,664,028	3.20%	0.30%	1.80%	(12.69)%	(11.46)%
2021	10.70	11.46	355,799	3,932,121	0.93%	0.30%	1.85%	(2.55)%	(1.17)%
2020	10.86	11.62	540,025	6,076,201	1.94%	0.30%	1.85%	7.53%	8.94%
American Funds IS Washington Mutual Investors Class 1 (5)
04/16/2024 - 12/31/2024	$15.32	$15.41	7,978	$122,345	2.32%	0.45%	0.60%	13.42%	13.42%
American Funds IS Washington Mutual Investors Class 4
2024	$10.01	$24.45	592,886	$13,643,535	1.45%	0.30%	1.85%	16.66%	18.49%
2023	18.76	20.73	600,825	11,886,555	1.68%	0.30%	1.85%	14.84%	16.62%
2022	16.12	17.85	679,825	11,642,291	1.79%	0.30%	1.85%	(10.36)%	(8.96)%
2021	17.74	19.70	579,425	10,990,621	1.38%	0.30%	1.85%	25.18%	27.13%
2020	13.98	15.56	455,179	6,892,892	1.67%	0.30%	1.85%	6.48%	8.15%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2024	$9.85	$18.65	1,594,697	$26,703,040	2.47%	0.30%	1.85%	9.58%	11.30%
2023	10.54	16.75	1,458,457	22,216,717	2.26%	0.30%	1.85%	13.50%	15.27%
2022	9.16	14.53	1,274,585	16,967,744	2.42%	0.30%	1.85%	(16.38)%	(15.08)%
2021	15.33	17.11	900,508	14,444,158	2.16%	0.30%	1.85%	10.16%	11.66%
2020	13.99	15.33	652,737	9,486,052	2.24%	0.30%	1.80%	12.62%	13.41%
BlackRock Capital Appreciation V.I. Class III
2024	$48.39	$65.99	12,153	$701,120	0.00%	0.75%	1.30%	30.22%	30.94%
2023	37.16	50.39	13,977	616,621	0.00%	0.75%	1.30%	46.68%	47.49%
2022	25.33	34.17	15,645	468,595	0.00%	0.75%	1.30%	(38.61)%	(38.28)%
2021	41.27	55.36	10,763	522,573	0.00%	0.75%	1.30%	19.33%	19.99%
2020	34.58	46.14	12,741	517,797	0.00%	0.75%	1.30%	39.69%	40.46%
BlackRock Global Allocation V.I. Class III
2024	$9.79	$20.56	5,404,811	$85,659,254	1.40%	0.30%	2.00%	6.76%	8.60%
2023	9.21	18.95	6,104,700	91,052,778	2.44%	0.30%	2.00%	10.27%	12.15%
2022	8.29	16.92	6,676,716	91,119,820	0.00%	0.30%	2.00%	(17.73)%	(16.32)%
2021	10.01	20.24	7,241,395	120,483,066	0.81%	0.30%	2.00%	4.31%	6.10%
2020	13.38	19.09	7,736,066	123,571,677	1.27%	0.30%	2.00%	18.32%	20.35%
BlackRock High Yield V.I. Class I (5)
08/16/2024 - 12/31/2024	$11.25	$11.25	2,449	$27,550	6.87%	0.45%	0.45%	2.25%	2.25%
BlackRock S&P 500 Index V.I. Class I
2024	$15.52	$15.52	5,248	$81,436	1.29%	0.60%	0.60%	24.08%	24.08%
2023	12.51	12.51	5,464	68,334	1.37%	0.60%	0.60%	25.47%	25.47%
10/24/2022 - 12/31/2022	9.97	9.97	5,674	56,561	8.38%	0.60%	0.60%	1.34%	1.34%
BlackRock Small Cap Index V.I. Class I
2024	$9.93	$9.99	27,333	$272,752	2.01%	0.45%	0.60%	10.65%	10.81%
2023	8.98	9.02	24,187	217,906	2.86%	0.45%	0.60%	16.00%	16.00%
10/24/2022 - 12/31/2022	7.74	7.74	3,643	28,190	6.67%	0.60%	0.60%	1.01%	1.01%

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
BlackRock Total Return V.I. Class I (5)
04/16/2024 - 12/31/2024	$8.95	$8.95	6,516	$58,327	4.51%	0.60%	0.60%	4.06%	4.06%
DFA VA Equity Allocation Institutional Class
11/06/2024 - 12/31/2024	$13.69	$13.69	1,291	$17,674	11.86%	0.45%	0.45%	(3.08)%	(3.08)%
DFA VA Global Bond Institutional Class
2024	$10.08	$10.08	3,139	$31,652	4.04%	0.45%	0.45%	4.91%	4.91%
08/22/2023 - 12/31/2023	9.61	9.61	3,951	37,977	19.01%	0.45%	0.45%	1.92%	1.92%
DFA VA International Value Institutional Class
2024	$13.33	$13.41	15,985	$213,727	6.28%	0.45%	0.60%	6.14%	6.14%
08/30/2023 - 12/31/2023	12.63	12.63	2,821	35,642	18.50%	0.45%	0.45%	4.84%	4.84%
DFA VA Short-Term Fixed Institutional Class
2024	$10.74	$10.74	12,561	$134,849	4.65%	0.45%	0.45%	5.01%	5.01%
04/13/2023 - 12/31/2023	10.22	10.22	11,264	115,162	8.33%	0.45%	0.45%	3.29%	3.29%
DFA VA US Large Value Institutional Class
2024	$13.98	$14.06	33,669	$473,102	2.43%	0.45%	0.60%	12.87%	12.87%
2023	12.46	12.46	25,057	312,106	5.05%	0.45%	0.45%	10.43%	10.43%
12/06/2022 - 12/31/2022	11.28	11.28	5,743	64,779	See Note (7)	0.45%	0.45%	(0.83)%	(0.83)%
DFA VA US Targeted Value Institutional Class (5)
11/18/2024 - 12/31/2024	$14.85	$14.85	257	$3,816	11.24%	0.45%	0.45%	(3.80)%	(3.80)%
Fidelity VIP Consumer Discretionary Initial Class
2024	$12.74	$12.74	5,640	$71,868	0.05%	0.45%	0.45%	24.15%	24.15%
08/22/2023 - 12/31/2023	10.26	10.26	5,506	56,517	0.30%	0.45%	0.45%	11.69%	11.69%
Fidelity VIP Contrafund Initial Class
2024	$15.74	$15.83	34,213	$540,210	0.24%	0.45%	0.60%	33.19%	33.19%
05/15/2023 - 12/31/2023	11.89	11.89	4,280	50,878	0.88%	0.45%	0.45%	18.73%	18.73%
Fidelity VIP Contrafund Service Class 2
2024	$10.36	$44.24	1,565,646	$58,787,001	0.03%	0.30%	1.85%	30.99%	33.05%
2023	13.38	33.40	1,392,098	42,637,463	0.26%	0.30%	1.85%	30.69%	32.72%
2022	18.02	25.28	1,445,878	33,794,093	0.27%	0.30%	1.85%	(27.83)%	(26.71)%
2021	24.64	34.65	1,366,969	44,036,527	0.03%	0.30%	1.85%	25.17%	27.13%
2020	19.42	27.39	1,297,656	33,320,279	0.07%	0.30%	1.85%	27.85%	29.84%
Fidelity VIP Emerging Markets Initial Class (5)
02/21/2024 - 12/31/2024	$8.35	$8.35	2,059	$17,193	3.01%	0.45%	0.45%	10.67%	10.67%
Fidelity VIP Energy Initial Class (5)
01/03/2024 - 12/31/2024	$22.78	$22.92	5,744	$131,149	2.88%	0.45%	0.60%	1.38%	1.38%
Fidelity VIP Extended Market Index Initial Class (5)
02/21/2024 - 12/31/2024	$11.40	$11.40	1,574	$17,944	1.26%	0.45%	0.45%	12.01%	12.01%
Fidelity VIP FundsManager 60% Investor Class
2024	$11.20	$11.20	1,068,507	$11,971,967	2.43%	1.00%	1.00%	8.48%	8.48%
07/25/2023 - 12/31/2023	10.33	10.33	659,492	6,811,645	7.44%	1.00%	1.00%	3.63%	3.63%
Fidelity VIP FundsManager 60% Service Class 2
2024	$9.79	$22.96	2,576,899	$42,878,154	1.96%	0.30%	1.85%	7.43%	9.12%
2023	9.88	21.06	2,597,790	42,017,796	2.21%	0.30%	1.85%	11.99%	13.73%
2022	8.77	18.53	2,574,726	38,488,862	1.72%	0.30%	1.85%	(16.80)%	(15.50)%
2021	10.48	21.96	2,291,982	42,854,738	0.97%	0.30%	1.85%	10.15%	11.76%
2020	13.69	19.65	2,070,740	35,291,993	0.93%	0.30%	1.85%	12.81%	14.46%
Fidelity VIP Government Money Market Initial Class
2024	$10.93	$10.99	82,564	$907,500	4.97%	0.45%	0.60%	4.48%	4.64%
04/24/2023 - 12/31/2023	10.46	10.50	80,627	843,618	4.97%	0.45%	0.60%	3.16%	3.16%
Fidelity VIP Government Money Market Service Class
2024	$9.47	$11.37	3,300,580	$33,559,982	4.88%	0.30%	1.95%	2.97%	4.69%
2023	9.20	10.86	3,392,793	33,060,258	4.71%	0.30%	1.95%	2.78%	4.49%
2022	8.95	10.39	2,789,343	26,209,928	1.42%	0.30%	1.95%	(0.59)%	1.06%
2021	9.00	10.28	1,980,259	18,771,461	0.01%	0.30%	1.95%	(1.92)%	(0.29)%
2020	9.18	10.31	3,469,686	33,023,990	0.21%	0.30%	1.95%	(1.66)%	(0.02)%
Fidelity VIP Index 500 Initial Class
2024	$15.53	$15.62	15,976	$249,290	1.87%	0.45%	0.60%	24.33%	24.33%
06/16/2023 - 12/31/2023	12.56	12.56	4,005	50,310	3.14%	0.45%	0.45%	8.76%	8.76%
Fidelity VIP Investment Grade Bond Initial Class
2024	$9.19	$9.24	85,606	$790,350	4.39%	0.45%	0.60%	1.33%	1.33%
06/16/2023 - 12/31/2023	9.12	9.12	26,617	242,804	6.55%	0.45%	0.45%	3.08%	3.08%

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Fidelity VIP Strategic Income Service Class 2
2024	$9.86	$13.71	624,397	$7,725,822	3.68%	0.30%	1.80%	3.88%	5.46%
2023	11.29	13.01	570,883	6,768,246	4.54%	0.30%	1.80%	7.24%	8.85%
2022	10.53	11.97	523,668	5,760,791	3.29%	0.30%	1.80%	(13.09)%	(11.78)%
2021	12.11	13.58	614,445	7,729,030	2.60%	0.30%	1.85%	1.69%	3.22%
2020	11.87	13.17	496,677	6,115,170	3.10%	0.30%	1.85%	5.20%	6.84%
Fidelity VIP Value Strategies Initial Class (5)
11/06/2024 - 12/31/2024	$14.72	$14.72	1,763	$25,954	6.57%	0.45%	0.45%	(5.12)%	(5.12)%
First Trust Dorsey Wright Tactical Core Class I
2024	$10.08	$17.08	147,382	$2,252,675	0.91%	0.30%	1.85%	10.46%	12.19%
2023	13.16	15.22	151,162	2,085,898	2.01%	0.30%	1.85%	9.25%	10.07%
2022	12.05	12.71	146,775	1,846,824	1.51%	0.30%	1.85%	(18.57)%	(17.96)%
2021	14.80	15.50	182,763	2,800,341	0.39%	1.10%	1.85%	11.95%	12.63%
2020	13.34	13.76	148,482	2,028,978	0.46%	1.10%	1.80%	9.22%	9.88%
First Trust/Dow Jones Dividend & Income Allocation Class I
2024	$9.70	$21.77	2,589,924	$44,044,272	2.33%	0.30%	1.85%	4.06%	5.69%
2023	9.88	20.66	2,970,840	49,495,656	2.24%	0.30%	1.85%	8.49%	10.18%
2022	9.06	18.81	3,096,757	48,883,336	1.42%	0.30%	1.85%	(13.81)%	(12.46)%
2021	10.45	21.55	3,026,924	56,180,043	0.95%	0.30%	1.85%	10.19%	11.91%
2020	13.03	19.31	2,926,944	49,629,227	1.49%	0.30%	1.85%	5.83%	7.48%
Franklin Allocation VIP Class 2
2024	$20.14	$22.34	6,335	$137,356	1.93%	0.75%	1.30%	7.73%	8.33%
2023	18.69	20.62	8,853	177,644	1.45%	0.75%	1.30%	13.14%	13.76%
2022	16.52	18.13	8,823	155,832	1.54%	0.75%	1.30%	(17.08)%	(16.63)%
2021	19.93	21.74	8,193	173,825	1.73%	0.75%	1.30%	10.24%	10.85%
2020	18.08	19.61	7,811	149,542	1.44%	0.75%	1.30%	10.30%	10.91%
Franklin Allocation VIP Class 4
2024	$9.76	$20.86	828,635	$12,571,307	1.86%	0.30%	1.85%	6.88%	8.56%
2023	9.84	19.47	873,069	12,841,454	1.28%	0.30%	1.85%	12.53%	14.28%
2022	8.70	17.26	834,517	11,519,231	1.49%	0.30%	1.85%	(17.73)%	(16.44)%
2021	10.52	20.92	825,709	14,177,915	1.57%	0.30%	1.85%	9.49%	11.20%
2020	13.70	19.06	809,881	12,820,083	1.32%	0.30%	1.85%	9.70%	11.42%
Franklin Income VIP Class 2
2024	$9.70	$15.81	908,491	$13,091,897	5.31%	0.30%	1.85%	5.23%	6.88%
2023	12.91	14.79	859,181	11,703,084	5.24%	0.30%	1.85%	6.64%	8.30%
2022	12.11	13.66	895,553	11,369,908	4.77%	0.30%	1.85%	(7.20)%	(5.76)%
2021	13.05	14.49	830,074	11,293,268	4.66%	0.30%	1.85%	14.62%	16.40%
2020	11.38	12.45	844,312	9,958,175	5.75%	0.30%	1.85%	(1.15)%	0.39%
Franklin Mutual Global Discovery VIP Class 2
2024	$17.68	$26.76	177,057	$3,645,601	1.64%	0.75%	1.85%	2.73%	3.87%
2023	17.18	25.76	199,790	3,984,403	2.37%	0.30%	1.85%	18.11%	19.41%
2022	14.53	21.57	255,792	4,246,970	1.31%	0.30%	1.85%	(6.49)%	(5.46)%
2021	15.51	22.82	279,626	4,924,319	2.56%	0.30%	1.85%	16.95%	18.24%
2020	13.24	19.30	350,404	5,233,294	2.30%	0.40%	1.85%	(6.21)%	(4.84)%
Franklin Rising Dividends VIP Class 1
2024	$13.69	$13.77	16,160	$221,850	0.96%	0.45%	0.60%	10.54%	10.54%
2023	12.46	12.46	1,292	16,104	1.12%	0.45%	0.45%	11.89%	11.89%
08/25/2022 - 12/31/2022	11.14	11.14	1,270	14,146	0.00%	0.45%	0.45%	(1.31)%	(1.31)%
Franklin Rising Dividends VIP Class 2
2024	$9.79	$32.76	416,400	$12,186,721	1.05%	0.30%	1.85%	8.74%	10.45%
2023	21.23	29.80	461,507	12,477,633	0.94%	0.30%	1.85%	10.03%	11.74%
2022	19.04	26.88	513,673	12,527,581	0.80%	0.30%	1.85%	(12.21)%	(10.84)%
2021	21.40	30.39	522,340	14,450,250	0.84%	0.30%	1.85%	24.47%	26.41%
2020	16.96	24.24	583,366	12,891,097	1.24%	0.30%	1.85%	13.84%	15.62%
Franklin Small Cap Value VIP Class 1 (5)
01/03/2024 - 12/31/2024	$12.70	$12.77	15,096	$192,031	0.97%	0.45%	0.60%	14.83%	14.83%
Franklin Small-Mid Cap Growth VIP Class 1 (5)
04/16/2024 - 12/31/2024	$9.31	$9.31	2,210	$20,587	0.00%	0.60%	0.60%	9.75%	9.75%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Templeton Global Bond VIP Class 2
2024	$6.69	$9.52	406,503	$2,908,195	0.00%	0.30%	1.85%	(13.01)%	(11.64)%
2023	7.68	10.82	437,493	3,567,811	0.00%	0.30%	1.85%	1.00%	2.58%
2022	7.59	10.60	521,452	4,175,712	0.00%	0.30%	1.85%	(6.69)%	(5.23)%
2021	8.12	11.24	643,218	5,510,416	0.00%	0.30%	1.85%	(6.73)%	(5.28)%
2020	8.70	11.92	693,142	6,300,589	8.27%	0.30%	1.85%	(7.02)%	(5.56)%
Goldman Sachs VIT Large Cap Value Institutional Shares (5)
11/06/2024 - 12/31/2024	$14.58	$14.58	1,800	$26,248	8.90%	0.45%	0.45%	(4.04)%	(4.04)%
Janus Henderson Balanced Service Shares
2024	$10.01	$27.32	26,004,395	$509,979,220	1.75%	0.30%	1.85%	13.02%	14.80%
2023	10.24	23.82	25,946,171	470,993,618	1.81%	0.30%	1.85%	13.03%	14.79%
2022	9.01	20.78	24,154,199	409,347,459	1.11%	0.30%	1.85%	(18.14)%	(16.87)%
2021	10.95	25.02	21,201,007	458,561,186	0.69%	0.30%	1.85%	14.77%	16.56%
2020	14.81	21.48	18,083,049	345,115,466	1.56%	0.30%	1.85%	11.94%	13.69%
Janus Henderson Enterprise Institutional Shares (5)
11/18/2024 - 12/31/2024	$12.69	$12.69	154	$1,960	1.07%	0.45%	0.45%	(1.20)%	(1.20)%
Janus Henderson Flexible Bond Service Shares
2024	$9.55	$10.95	228,381	$2,325,850	4.06%	0.30%	1.85%	(0.25)%	1.32%
2023	9.58	10.81	259,548	2,634,524	3.63%	0.30%	1.85%	3.37%	4.98%
2022	9.27	10.30	242,745	2,370,696	1.93%	0.30%	1.85%	(15.48)%	(14.16)%
2021	10.96	11.99	282,188	3,244,916	1.85%	0.30%	1.85%	(2.93)%	(1.41)%
2020	11.29	12.17	221,172	2,599,800	2.45%	0.30%	1.85%	8.23%	9.92%
LVIP American Century Inflation Protection Standard Class II
2024	$10.16	$10.19	4,192	$42,703	5.65%	0.45%	0.60%	1.36%	1.36%
06/16/2023 - 12/31/2023	10.05	10.05	5,486	55,155	5.24%	0.45%	0.45%	1.22%	1.22%
LVIP American Century MidCap Value Standard Class II (5)
08/08/2024 - 12/31/2024	$13.23	$13.23	664	$8,789	5.15%	0.45%	0.45%	2.94%	2.94%
LVIP American Century MidCap Value Service Class
2024	$9.75	$27.66	218,926	$5,459,529	2.43%	0.30%	1.85%	6.52%	8.20%
2023	15.92	25.77	223,566	5,219,531	2.16%	0.30%	1.85%	4.09%	5.71%
2022	15.09	24.58	239,915	5,358,088	2.12%	0.30%	1.85%	(3.19)%	(1.68)%
2021	15.38	25.20	218,165	5,029,076	1.04%	0.30%	1.85%	20.76%	22.40%
2020	12.57	21.90	218,105	4,147,308	1.64%	0.30%	1.85%	(0.74)%	0.71%
LVIP JPMorgan Core Bond Standard Class (5)
11/06/2024 - 12/31/2024	$9.20	$9.20	1,981	$18,220	28.10%	0.45%	0.45%	(0.09)%	(0.09)%
Western Asset Core Plus VIT Class I (5)
08/16/2024 - 12/31/2024	$8.58	$8.58	3,662	$31,408	26.50%	0.45%	0.45%	(2.71)%	(2.71)%
Lord Abbett Bond Debenture Class VC
2024	$9.88	$15.45	417,810	$5,639,474	5.75%	0.30%	1.85%	4.75%	6.40%
2023	12.00	14.53	389,007	4,991,876	5.24%	0.30%	1.85%	4.60%	6.23%
2022	11.42	13.69	359,104	4,381,921	3.89%	0.30%	1.85%	(14.40)%	(13.06)%
2021	13.00	15.77	448,435	6,380,824	3.17%	0.30%	1.85%	1.38%	2.97%
2020	12.76	15.33	371,185	5,174,304	3.63%	0.30%	1.85%	5.34%	6.98%
Lord Abbett Total Return Class VC
2024	$9.68	$13.18	495,569	$5,390,991	4.77%	0.30%	1.85%	0.77%	2.35%
2023	9.70	12.94	484,104	5,183,695	4.08%	0.30%	1.85%	4.39%	6.02%
2022	9.29	12.26	539,214	5,483,421	3.24%	0.30%	1.85%	(15.62)%	(14.30)%
2021	11.01	14.37	586,358	7,001,997	1.89%	0.30%	1.85%	(2.07)%	(0.54)%
2020	11.24	14.51	556,459	6,751,459	2.40%	0.30%	1.85%	5.46%	7.10%
Macquarie VIP Asset Strategy Series Service Class
2024	$11.09	$18.48	250,079	$3,106,829	1.77%	0.30%	1.85%	10.53%	11.15%
2023	9.99	13.02	293,004	3,377,498	2.97%	1.15%	1.70%	12.02%	12.64%
2022	8.88	11.51	138,767	1,510,607	2.01%	1.15%	1.70%	(16.18)%	(15.71)%
2021	10.55	13.66	87,953	1,153,117	2.17%	1.15%	1.70%	8.58%	9.12%
2020	12.11	12.52	50,094	623,786	1.43%	1.15%	1.70%	11.96%	12.52%
Macquarie VIP Energy Series Service Class
2024	$6.28	$9.74	578,683	$3,864,184	2.89%	0.30%	1.80%	(7.29)%	(5.88)%
2023	6.77	8.02	548,077	3,883,128	3.74%	0.30%	1.80%	2.16%	3.70%
2022	6.63	7.74	528,923	3,654,618	3.12%	0.30%	1.80%	47.80%	49.72%
2021	4.48	5.10	416,003	1,926,730	1.59%	0.50%	1.80%	39.61%	41.29%
2020	3.23	3.61	319,995	1,060,547	2.19%	0.50%	1.70%	(37.90)%	(37.15)%

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
MFS® International Growth - Initial Class (5)
11/06/2024 - 12/31/2024	$11.05	$11.05	2,349	$25,961	0.00%	0.45%	0.45%	(3.19)%	(3.19)%
MFS Massachusetts Investors Growth Stock - Service Class
2024	$30.29	$30.88	20,199	$620,913	0.13%	0.75%	0.95%	14.88%	15.11%
2023	26.36	26.83	23,493	627,855	0.05%	0.75%	0.95%	22.54%	22.78%
2022	21.51	21.85	25,445	553,556	0.00%	0.75%	0.95%	(20.21)%	(20.05)%
2021	26.96	27.33	27,000	735,319	0.03%	0.75%	0.95%	24.47%	24.72%
2020	21.66	21.91	31,066	678,690	0.23%	0.75%	0.95%	21.04%	21.29%
MFS Total Return Series - Service Class
2024	$9.74	$23.62	2,371,929	$41,582,844	2.31%	0.30%	1.85%	5.48%	7.14%
2023	10.09	22.07	2,344,825	39,616,744	1.83%	0.30%	1.85%	8.20%	9.89%
2022	9.28	20.10	2,329,635	37,294,735	1.50%	0.30%	1.85%	(11.49)%	(10.11)%
2021	10.42	22.39	2,115,821	39,058,927	1.64%	0.30%	1.85%	11.75%	13.38%
2020	12.80	19.80	2,036,187	33,901,742	2.10%	0.40%	1.85%	7.51%	9.08%
MFS Utilities Series - Initial Class
2024	$12.24	$12.31	7,698	$94,749	2.75%	0.45%	0.60%	11.16%	11.16%
06/16/2023 - 12/31/2023	11.08	11.08	2,128	23,566	6.12%	0.45%	0.45%	(2.83)%	(2.83)%
MFS Utilities Series - Service Class
2024	$9.15	$21.22	251,846	$4,677,366	2.09%	0.30%	1.85%	9.29%	11.01%
2023	15.82	19.20	275,780	4,665,504	3.39%	0.30%	1.85%	(4.12)%	(2.62)%
2022	16.49	19.81	280,946	4,927,409	2.25%	0.30%	1.85%	(1.36)%	0.18%
2021	16.86	19.86	267,962	4,742,961	1.52%	0.30%	1.85%	11.74%	13.48%
2020	15.06	18.56	272,754	4,308,866	2.13%	0.30%	1.85%	3.68%	5.20%
MFS Value Series - Service Class
2024	$31.75	$40.10	23,532	$808,825	1.38%	0.75%	1.30%	9.91%	10.52%
2023	28.89	36.29	26,582	828,521	1.41%	0.75%	1.30%	6.25%	6.83%
2022	27.19	33.97	28,793	840,262	1.14%	0.75%	1.30%	(7.35)%	(6.84)%
2021	29.35	36.46	32,921	1,032,660	1.15%	0.75%	1.30%	23.54%	24.22%
2020	23.76	29.35	40,249	1,021,212	1.39%	0.75%	1.30%	1.89%	2.45%
TOPS Conservative ETF Class 1 (5)
12/31/2024 - 12/31/2024	$10.90	$10.90	1,912	$20,836	0.00%	0.60%	0.60%	0.00%	0.00%
TOPS Moderate Growth ETF Class 1 (5)
06/11/2024 - 12/31/2024	$11.55	$11.55	7,896	$91,211	3.46%	0.45%	0.45%	4.40%	4.40%
PIMCO CommodityRealReturn Strategy - Advisor Class
2024	$6.47	$13.44	129,688	$988,407	2.05%	0.30%	1.85%	2.05%	3.65%
2023	6.34	12.96	235,275	1,684,945	14.73%	0.30%	1.85%	(9.62)%	(8.21)%
2022	7.01	14.12	196,177	1,544,000	21.57%	0.30%	1.85%	6.68%	8.34%
2021	6.57	13.03	121,791	912,209	4.35%	0.30%	1.85%	30.67%	32.71%
2020	5.03	9.82	72,940	404,040	6.21%	0.30%	1.85%	(0.63)%	0.07%
PIMCO Emerging Markets Bond - Institutional Class
2024	$9.79	$9.79	1,058	$10,358	6.59%	0.45%	0.45%	7.23%	7.23%
06/20/2023 - 12/31/2023	9.13	9.13	1,070	9,772	6.13%	0.45%	0.45%	7.56%	7.56%
PIMCO Income - Advisor Class
2024	$9.87	$11.85	354,805	$4,024,878	5.78%	0.30%	1.65%	3.58%	5.00%
2023	10.74	11.28	236,216	2,593,295	5.23%	0.30%	1.65%	6.39%	7.84%
2022	10.09	10.46	179,837	1,841,783	3.75%	0.30%	1.80%	(9.07)%	(8.07)%
2021	11.18	11.38	122,952	1,381,349	2.83%	0.30%	1.65%	0.48%	1.49%
06/01/2020 - 12/31/2020	11.10	11.20	33,645	375,263	2.92%	0.40%	1.65%	7.85%	7.85%
PIMCO Low Duration - Institutional Class (5)
08/21/2024 - 12/31/2024	$10.12	$10.12	1,733	$17,542	4.15%	0.45%	0.45%	0.92%	0.92%
04/25/2023 - 12/01/2023	9.63	9.63	-	$-	3.88%	0.45%	0.45%	1.69%	1.69%
PIMCO Total Return - Institutional Class
2024	$9.15	$9.15	22,684	$207,467	4.21%	0.45%	0.45%	2.23%	2.23%
2023	8.95	8.95	12,798	114,496	3.73%	0.45%	0.45%	5.62%	5.62%
12/06/2022 - 12/31/2022	8.47	8.47	7,740	65,565	4.68%	0.45%	0.45%	(1.04)%	(1.04)%
Schwab S&P 500 Index
2024	$15.57	$15.66	31,257	$488,734	1.01%	0.45%	0.60%	24.39%	24.39%
05/23/2023 - 12/31/2023	12.59	12.59	12,237	154,052	1.17%	0.45%	0.45%	15.82%	15.82%

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Schwab VIT Balanced
2024	$15.88	$15.88	272,361	$4,325,172	2.09%	0.60%	0.60%	7.21%	7.21%
2023	14.81	14.81	295,498	4,377,082	1.86%	0.60%	0.60%	11.29%	11.29%
2022	13.31	13.31	305,434	4,065,192	1.43%	0.60%	0.60%	(15.22)%	(15.22)%
2021	15.70	15.70	320,556	5,032,331	1.32%	0.60%	0.60%	7.54%	7.54%
2020	14.60	14.60	338,208	4,937,141	1.89%	0.60%	0.60%	7.58%	7.58%
Schwab VIT Balanced with Growth
2024	$19.01	$19.01	415,081	$7,892,208	2.06%	0.60%	0.60%	9.32%	9.32%
2023	17.39	17.39	440,840	7,667,512	1.66%	0.60%	0.60%	14.17%	14.17%
2022	15.23	15.23	476,004	7,251,571	1.62%	0.60%	0.60%	(16.51)%	(16.51)%
2021	18.25	18.25	477,854	8,718,882	1.34%	0.60%	0.60%	10.76%	10.76%
2020	16.47	16.47	530,580	8,740,754	2.03%	0.60%	0.60%	9.43%	9.43%
Schwab VIT Growth
2024	$22.44	$22.44	196,141	$4,401,039	1.95%	0.60%	0.60%	11.10%	11.10%
2023	20.20	20.20	198,966	4,018,254	1.57%	0.60%	0.60%	16.82%	16.82%
2022	17.29	17.29	210,378	3,636,909	1.73%	0.60%	0.60%	(17.74)%	(17.74)%
2021	21.01	21.01	223,031	4,686,910	1.32%	0.60%	0.60%	13.98%	13.98%
2020	18.44	18.44	251,894	4,644,075	2.01%	0.60%	0.60%	10.67%	10.67%
State Street Total Return V.I.S. Class 3
2024	$18.12	$20.23	11,998	$237,622	0.20%	0.30%	1.85%	9.01%	10.72%
2023	9.74	25.67	942,890	15,752,368	2.07%	0.30%	2.00%	12.93%	14.86%
2022	8.59	22.37	927,873	14,276,548	0.40%	0.30%	2.00%	(18.37)%	(16.97)%
2021	10.43	26.97	955,868	18,323,032	1.85%	0.30%	2.00%	10.96%	12.86%
2020	12.06	23.92	1,018,022	17,562,108	1.59%	0.30%	2.00%	4.04%	5.82%
T. Rowe Price Blue Chip Growth - I
2024	$13.64	$13.64	47,674	$650,392	0.00%	0.45%	0.45%	34.90%	34.90%
04/13/2023 - 12/31/2023	10.11	10.11	36,285	366,946	0.00%	0.45%	0.45%	26.70%	26.70%
T. Rowe Price Equity Income - I (5)
07/11/2024 - 12/31/2024	$13.85	$13.85	1,723	$23,862	1.96%	0.45%	0.45%	1.89%	1.89%
T. Rowe Price Health Sciences - I
2024	$9.45	$9.51	19,747	$187,246	0.00%	0.45%	0.60%	1.20%	1.20%
2023	9.40	9.40	4,859	45,652	0.00%	0.45%	0.45%	2.50%	2.50%
07/01/2022 - 12/31/2022	9.17	9.17	1,529	14,012	0.00%	0.45%	0.45%	4.53%	4.53%
VanEck VIP Global Resources Class S
2024	$7.41	$9.08	115,752	$967,018	2.35%	0.95%	1.80%	(4.83)%	(4.01)%
2023	7.79	8.86	116,942	1,016,714	2.27%	0.30%	1.80%	(5.55)%	(4.12)%
2022	8.24	11.39	204,817	1,875,835	1.39%	0.30%	1.85%	6.20%	7.80%
2021	7.76	10.57	193,779	1,643,060	0.33%	0.30%	1.80%	16.68%	18.32%
2020	6.74	8.93	135,896	991,527	0.72%	0.30%	1.70%	16.82%	18.47%
Vanguard VIF Balanced
2024	$12.82	$12.90	167,003	$2,153,971	2.18%	0.45%	0.60%	14.11%	14.28%
2023	11.24	11.29	164,541	1,855,948	1.85%	0.45%	0.60%	13.81%	13.81%
05/31/2022 - 12/31/2022	9.92	9.92	145,591	1,443,709	0.00%	0.45%	0.60%	(3.89)%	(3.89)%
Vanguard VIF Capital Growth
2024	$13.55	$13.55	13,971	$189,317	1.04%	0.45%	0.45%	12.90%	12.90%
08/22/2023 - 12/31/2023	12.00	12.00	13,133	157,632	0.00%	0.45%	0.45%	8.34%	8.34%
Vanguard VIF Conservative Allocation
2024	$10.48	$10.54	27,411	$288,159	2.74%	0.45%	0.60%	6.84%	7.01%
2023	9.81	9.85	28,494	280,165	0.95%	0.45%	0.60%	11.84%	12.01%
10/13/2022 - 12/31/2022	8.77	8.80	99,839	876,253	0.00%	0.45%	0.60%	4.51%	4.51%
Vanguard VIF Diversified Value
2024	$14.69	$14.78	22,907	$338,081	0.00%	0.45%	0.60%	14.20%	14.20%
05/02/2023 - 12/31/2023	12.87	12.87	46,974	604,356	0.00%	0.60%	0.60%	14.89%	14.89%
Vanguard VIF Equity Income
2024	$14.73	$14.73	30,602	$450,846	2.26%	0.45%	0.45%	14.60%	14.60%
06/16/2023 - 12/31/2023	12.86	12.86	19,478	250,401	0.00%	0.45%	0.45%	6.72%	6.72%
Vanguard VIF Equity Index
2024	$15.60	$15.60	5,934	$92,550	1.31%	0.45%	0.45%	24.28%	24.28%
08/30/2023 - 12/31/2023	12.55	12.55	6,173	77,465	0.00%	0.45%	0.45%	6.01%	6.01%
Vanguard VIF Growth
11/25/2024 - 12/31/2024	$13.59	$13.59	5,984	$81,308	0.00%	0.60%	0.60%	1.91%	1.91%

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Vanguard VIF High Yield Bond
2024	$10.83	$10.90	28,265	$306,912	5.05%	0.45%	0.60%	5.97%	5.97%
05/23/2023 - 12/31/2023	10.28	10.28	3,583	36,845	0.00%	0.45%	0.45%	7.93%	7.93%
Vanguard VIF International
2024	$7.58	$7.63	19,447	$147,954	0.87%	0.45%	0.60%	8.52%	8.52%
08/30/2023 - 12/31/2023	7.03	7.03	9,831	69,093	0.00%	0.45%	0.45%	3.74%	3.74%
Vanguard VIF Mid-Cap Index
2024	$12.36	$12.43	38,341	$476,220	1.05%	0.45%	0.60%	14.56%	14.56%
05/23/2023 - 12/31/2023	10.85	10.85	21,132	229,320	0.00%	0.45%	0.45%	14.13%	14.13%
Vanguard VIF Moderate Allocation
2024	$11.19	$11.26	133,309	$1,495,551	2.16%	0.45%	0.60%	9.66%	9.66%
02/13/2023 - 12/31/2023	10.21	10.21	82,923	846,435	2.32%	0.60%	0.60%	8.78%	8.78%
Vanguard VIF Real Estate Index
2024	$11.28	$11.35	35,929	$406,820	2.74%	0.45%	0.60%	4.27%	4.27%
2023	10.89	10.89	10,608	115,479	0.67%	0.45%	0.45%	11.20%	11.20%
07/01/2022 - 12/31/2022	9.79	9.79	1,243	12,171	0.00%	0.45%	0.45%	(9.20)%	(9.20)%
Vanguard VIF Short-Term Investment-Grade
2024	$10.26	$10.26	26,512	$272,014	2.01%	0.45%	0.45%	4.42%	4.42%
05/23/2023 - 12/31/2023	9.83	9.83	9,885	97,128	0.00%	0.45%	0.45%	3.75%	3.75%
Vanguard VIF Total Bond Market Index
2024	$9.00	$9.05	58,081	$524,683	2.47%	0.45%	0.60%	0.79%	0.79%
05/15/2023 - 12/31/2023	8.98	8.98	29,851	268,074	0.00%	0.45%	0.45%	2.02%	2.02%
Vanguard VIF Total International Stock Market Index
2024	$10.27	$10.33	60,267	$622,451	2.99%	0.45%	0.60%	4.42%	4.58%
2023	9.84	9.88	57,240	565,367	0.61%	0.45%	0.60%	14.85%	14.85%
10/24/2022 - 12/31/2022	8.56	8.56	3,677	31,497	0.00%	0.60%	0.60%	12.87%	12.87%
Vanguard VIF Total Stock Market Index
2024	$14.53	$14.61	69,534	$1,013,921	1.18%	0.45%	0.60%	23.16%	23.16%
04/25/2023 - 12/31/2023	11.86	11.86	38,422	455,824	0.00%	0.45%	0.45%	18.65%	18.65%

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which had investments at the end of the year or period.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk ("M&E") fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.
(4)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.30% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each variable account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Operations commenced or resumed during 2024 (See Note 1 in Notes to Financial Statements).
(6)	All units were fully redeemed or transferred prior to December 31, 2024. The AUV is as of the period ended as indicated.
(7)	The annualized investment income ratios for the American Funds IS Asset Allocation Class 1, American Funds IS The Bond Fund of America Class 1, and DFA VA US Large Value Institutional Class Variable Accounts were 25.66%, 17.51%, and 24.34%, respectively, for 2022. The high investment income ratios were due to large purchases received shortly before the annual investment income distributions in 2022.
(8)	There has been no activity in the American Funds IS Capital Income Builder Class 1 and American Funds IS Managed Risk Asset Allocation Class P1 Variable Accounts since 12/01/2023 and 12/08/2023, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Separate Account A of Pacific Life & Annuity Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2024, the related statements of operations and statements of changes in net assets for the periods indicated in Appendix A, and the related notes which include the financial highlights (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Separate Account A of Pacific Life & Annuity Company as of December 31, 2024, and the results of their operations, and changes in their net assets for the periods indicated in Appendix A in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

March 12, 2025

We have served as the auditor of Separate Account A of Pacific Life & Annuity Company since 2002

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Core Income Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Diversified Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Floating Rate Income Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Floating Rate Income Class P	For the period December 31, 2024 (commencement of operations)	For the period December 31, 2024 (commencement of operations) and for the period May 15, 2023 (commencement of operations) to December 8, 2023
High Yield Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Inflation Managed Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Intermediate Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Managed Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Short Duration Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Emerging Markets Debt Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Dividend Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Equity Index Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Focused Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Hedged Equity Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Large-Cap Core Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Large-Cap Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Large-Cap Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Mid-Cap Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Mid-Cap Plus Bond Alpha Class I (formerly Mid-Cap Equity Class I)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Mid-Cap Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Small-Cap Equity Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Small-Cap Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Small-Cap Index Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Small-Cap Plus Bond Alpha Class I	For the period November 14, 2024 (commencement of operations) through December 31, 2024
Small-Cap Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Value Advantage Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Emerging Markets Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
International Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
International Large-Cap Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
International Small-Cap Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
International Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Health Sciences Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Real Estate Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Technology Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ESG Diversified Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ESG Diversified Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PSF Avantis Balanced Allocation Class D	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PSF Avantis Balanced Allocation Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Moderate Growth Class P	For the period January 16, 2024 (commencement of operations) through February 6, 2024
Pacific Dynamix - Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Aggressive Growth Class I	For the period July 1, 2024 (commencement of operations) through December 31, 2024
Portfolio Optimization Conservative Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Moderate Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco Oppenheimer V.I. International Growth Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. American Value Series I	For the period January 3, 2024 (commencement of operations) through December 31, 2024
Invesco® V.I. Balanced-Risk Allocation Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Discovery Mid Cap Growth Series I	For the period August 21, 2024 (commencement of operations) through December 31, 2024
Invesco® V.I. Equity and Income Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Global Real Estate Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Global Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Main Street Small Cap Fund® Series I	For the period August 16, 2024 (commencement of operations) through December 31, 2024
Invesco® V.I. Technology Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS American High-Income Trust Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Asset Allocation Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Capital Income Builder® Class 1	Not Applicable	For the period April 25, 2023 (commencement of operations) through December 1, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
American Funds IS Capital Income Builder® Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Capital World Bond Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Capital World Growth and Income Class 1	For the period April 16, 2024 (commencement of operations) through December 31, 2024
American Funds IS Capital World Growth and Income Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Global Balanced Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Global Growth Class 1	For the period June 24, 2024 (commencement of operations) through November 6, 2024
American Funds IS Global Growth Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Global Small Capitalization Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Growth Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Growth Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Growth-Income Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Growth-Income Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS International Class 1	For the period August 21, 2024 (commencement of operations) through December 31, 2024
American Funds IS International Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS International Growth and Income Class 1	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period June 16, 2023 (commencement of operations) to December 31, 2023
American Funds IS International Growth and Income Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Managed Risk Asset Allocation Class P1	Not Applicable	For the period May 15, 2023 (commencement of operations) through December 8, 2023
American Funds IS Managed Risk Asset Allocation Class P2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS New World Fund® Class 1	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period May 23, 2023 (commencement of operations) to December 31, 2023
American Funds IS New World Fund® Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS The Bond Fund of America Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS The Bond Fund of America Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS U.S. Government Securities Class 1	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period May 23, 2023 (commencement of operations) to December 31, 2023
American Funds IS U.S. Government Securities Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Washington Mutual Investors Class 1	For the period April 16, 2024 (commencement of operations) to December 31, 2024
American Funds IS Washington Mutual Investors Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® Capital Appreciation V.I. Class III	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® High Yield V.I. Class I	For the period August 16, 2024 (commencement of operations) to December 31, 2024
BlackRock® S&P 500 Index V.I. Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
BlackRock® Small Cap Index V.I. Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® Total Return V.I. Class I	For the period April 16, 2024 (commencement of operations) to December 31, 2024
DFA VA Equity Allocation Institutional Class	For the period November 6, 2024 (commencement of operations) to December 31, 2024
DFA VA Global Bond Institutional Class	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period August 22, 2023 (commencement of operations) to December 31, 2023
DFA VA International Value Institutional Class	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period August 30, 2023 (commencement of operations) to December 31, 2023
DFA VA Short-Term Fixed Institutional Class	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period April 13, 2023 (commencement of operations) to December 31, 2023
DFA VA US Large Value Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DFA VA US Targeted Value Institutional Class	For the period November 18 , 2024 (commencement of operations) to December 31, 2024
Fidelity® VIP Consumer Discretionary Initial Class	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period August 22, 2023 (commencement of operations) to December 31, 2023
Fidelity® VIP Contrafund® Initial Class	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period May 15, 2023 (commencement of operations) to December 31, 2023
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Emerging Markets Initial Class	For the period February 21, 2024 (commencement of operations) to December 31, 2024
Fidelity® VIP Energy Initial Class	For the period January 3, 2024 (commencement of operations) to December 31, 2024
Fidelity® VIP Extended Market Index Initial Class	For the period February 21, 2024 (commencement of operations) to December 31, 2024
Fidelity® VIP FundsManager® 60% Investor Class	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period July 25, 2023 (commencement of operations) to December 31, 2023
Fidelity® VIP FundsManager® 60% Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Government Money Market Initial Class	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period April 24, 2023 (commencement of operations) to December 31, 2023
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Index 500 Initial Class	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period June 16, 2023 (commencement of operations) to December 31, 2023
Fidelity® VIP Investment Grade Bond Initial Class	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period June 16, 2023 (commencement of operations) to December 31, 2023
Fidelity® VIP Strategic Income Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Value Strategies Initial Class	For the period November 6, 2024 (commencement of operations) to December 31, 2024
First Trust Dorsey Wright Tactical Core Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
First Trust/Dow Jones Dividend & Income Allocation Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Allocation VIP Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Allocation VIP Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Income VIP Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Mutual Global Discovery VIP Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Rising Dividends VIP Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Rising Dividends VIP Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Small Cap Value VIP Class 1	For the period January 3, 2024 (commencement of operations) to December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Franklin Small-Mid Cap Growth VIP Class 1	For the period April 16, 2024 (commencement of operations) to December 31, 2024
Templeton Global Bond VIP Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Goldman Sachs VIT Large Cap Value Institutional Shares	For the period November 6, 2024 (commencement of operations) to December 31, 2024
Janus Henderson Balanced Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Enterprise Institutional Shares	For the period November 18, 2024 (commencement of operations) to December 31, 2024
Janus Henderson Flexible Bond Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century Inflation Protection Standard Class II (formerly American Century VP Inflation Protection Class I)	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period June 16, 2023 (commencement of operations) to December 31, 2023
LVIP American Century MidCap Value Standard Class II	For the period August 8, 2024 (commencement of operations) to December 31, 2024
LVIP American Century MidCap Value Service Class (formerly American Century VP MidCap Value Class II)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP JPMorgan Core Bond Standard Class	For the period November 6, 2024 (commencement of operations) to December 31, 2024
Western Asset Core Plus VIT Class I	For the period August 16, 2024 (commencement of operations) to December 31, 2024
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lord Abbett Total Return Class VC	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Asset Strategy Series Service Class (formerly Delaware Ivy VIP Asset Strategy Class II)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Energy Series Service Class (formerly Delaware Ivy VIP Energy Class II)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® International Growth - Initial Class	For the period November 6, 2024 (commencement of operations) to December 31, 2024
MFS® Massachusetts Investors Growth Stock - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Total Return Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Utilities Series - Initial Class	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period June 16, 2023 (commencement of operations) to December 31, 2023
MFS® Utilities Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Value Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
TOPS® Conservative ETF Class 1	For the period December 31, 2024 (commencement of operations)
TOPS® Moderate Growth ETF Class 1	For the period June 11, 2024 (commencement of operations) to December 31, 2024
PIMCO CommodityRealReturn® Strategy - Advisor Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO Emerging Markets Bond - Institutional Class	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period June 20, 2023 to December 31, 2023
PIMCO Income - Advisor Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO Low Duration - Institutional Class	For the period August 21, 2024 to December 31, 2024	For the period August 21, 2024 to December 31, 2024 and for the period April 25, 2023 (commencement of operations) to December 1, 2023
PIMCO Total Return - Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Schwab S&P 500 Index	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period May 23, 2023 (commencement of operations) to December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Schwab VIT Balanced	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Schwab VIT Balanced with Growth	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Schwab VIT Growth	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price Blue Chip Growth - I	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period April 13, 2023 (commencement of operations) to December 31, 2023
T. Rowe Price Equity Income - I	For the period July 11, 2024 (commencement of operations) to December 31, 2024
T. Rowe Price Health Sciences - I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
VanEck VIP Global Resources Class S	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Balanced	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Capital Growth	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period August 22, 2023 (commencement of operations) to December 31, 2023
Vanguard® VIF Conservative Allocation	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Diversified Value	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period May 2, 2023 (commencement of operations) to December 31, 2023
Vanguard® VIF Equity Income	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period June 16, 2023 (commencement of operations) to December 31, 2023
Vanguard® VIF Equity Index	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period August 30, 2023 (commencement of operations) to December 31, 2023
Vanguard® VIF Growth	For the period November 25, 2024 (commencement of operations) to December 31, 2024
Vanguard® VIF High Yield Bond	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period May 23, 2023 (commencement of operations) to December 31, 2023
Vanguard® VIF International	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period August 30, 2023 (commencement of operations) to December 31, 2023
Vanguard® VIF Mid-Cap Index	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period May 23, 2023 (commencement of operations) to December 31, 2023
Vanguard® VIF Moderate Allocation	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period February 13, 2023 (commencement of operations) to December 31, 2023
Vanguard® VIF Real Estate Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Short-Term Investment-Grade	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period May 23, 2023 (commencement of operations) to December 31, 2023
Vanguard® VIF Total Bond Market Index	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period May 15, 2023 (commencement of operations) to December 31, 2023
Vanguard® VIF Total International Stock Market Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Total Stock Market Index	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period April 25, 2023 (commencement of operations) to December 31, 2023

PACIFIC LIFE & ANNUITY COMPANY

Financial Statements - Statutory Basis

as of December 31, 2024 and 2023 and

for the years ended December 31, 2024, 2023 and 2022,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2024,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2024

and Independent Auditor's Report

INDEPENDENT AUDITOR'S REPORT

Pacific Life & Annuity Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life & Annuity Company (the "Company"), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2024 and 2023, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2024, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Arizona Department of Insurance and Financial Institutions. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2024 audit was conducted for the purpose of forming an opinion on the 2024 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2024 are presented for purposes of additional analysis and are not a required part of the 2024 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2024 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2024 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Costa Mesa, California

March 28, 2025

Pacific Life & Annuity Company

S T A T E M E N T S   O F   A D M I T T E D   A S S E T S,

L I A B I L I T I E S   A N D   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	December 31,
(In Millions, except share data)	2024	2023
ADMITTED ASSETS
Bonds	$6,965	$6,398
Common stocks	6	5
Mortgage loans	583	497
Cash and cash equivalents	219	231
Contract loans	20	19
Derivatives	9	9
Other invested assets	59	59
Investment income due and accrued	77	76
Net deferred tax asset	36	23
Other assets	7	9
Separate account assets	3,364	3,168

TOTAL ADMITTED ASSETS	$11,345	$10,494

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$6,193	$5,712
Liability for deposit-type contracts	1,157	1,036
Transfers to separate accounts due or accrued, net	(62)	(65)
Other liabilities	93	96
Asset valuation reserve		2
Separate account liabilities	3,364	3,168
TOTAL LIABILITIES	10,745	9,949
Capital and Surplus:
Common stock - $1 par value; 5 million shares authorized; 2.9 million shares issued and outstanding	3	3
Paid-in surplus	184	184
Unassigned surplus	413	358
TOTAL CAPITAL AND SURPLUS	600	545

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$11,345	$10,494

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S   O F   O P E R A T I O N S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2024	2023	2022
REVENUES
Premiums and annuity considerations	$1,113	$1,787	$1,199
Net investment income	396	315	240
Separate account fees	66	62	63
Other income	14	12	9
TOTAL REVENUES	1,589	2,176	1,511

BENEFITS AND EXPENSES
Current and future policy benefits	1,398	2,024	1,471
Commission expense	50	59	46
Operating expenses	26	32	25
TOTAL BENEFITS AND EXPENSES	1,474	2,115	1,542

NET GAIN (LOSS) BEFORE FEDERAL INCOME TAXES	115	61	(31)
Federal income tax expense	32	16	2

NET GAIN (LOSS) FROM OPERATIONS	83	45	(33)
Net realized capital gains (losses) less tax	(49)	(50)	15

NET INCOME (LOSS)	$34	$(5)	$(18)

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S   O F   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y    B A S I S

(In Millions)	Common Stock	Paid-in Surplus	Unassigned Surplus	Total
BALANCES, JANUARY 1, 2022	$3	$135	$399	$537
Net loss			(18)	(18)
Change in net unrealized capital losses less tax			(47)	(47)
Change in net deferred income tax			18	18
Change in nonadmitted assets			(17)	(17)
Change in asset valuation reserve			1	1
BALANCES, DECEMBER 31, 2022	3	135	336	474
Net loss			(5)	(5)
Change in net unrealized capital gains less tax			22	22
Change in net deferred income tax			13	13
Change in nonadmitted assets			(8)	(8)
Capital contribution from parent		49		49
BALANCES, DECEMBER 31, 2023	3	184	358	545
Net income			34	34
Change in net unrealized capital gains less tax			7	7
Change in net deferred income tax			18	18
Change in nonadmitted assets			(4)	(4)
Change in asset valuation reserve			2	2
Other surplus adjustments			(2)	(2)
BALANCES, DECEMBER 31, 2024	$3	$184	$413	$600

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$1,101	$1,787	$1,199
Net investment income	387	295	232
Other income	80	74	73
Benefits and loss related payments	(1,009)	(891)	(607)
Net transfers (to) from separate accounts	146	104	(40)
Commissions, expenses paid and other deductions	(76)	(91)	(70)
Federal income taxes paid, net	(36)	(4)	(8)
NET CASH PROVIDED BY OPERATING ACTIVITIES	593	1,274	779

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
Bonds	562	252	151
Mortgage loans	62	28	23
Other invested assets	10
Miscellaneous proceeds	10	45	30
Cost of investments acquired:
Bonds	(1,112)	(1,564)	(651)
Stocks	(1)		(2)
Mortgage loans	(159)	(122)	(49)
Other invested assets	(6)
Miscellaneous applications	(47)	(64)	(67)
Net increase in contract loans	(1)	(9)
NET CASH USED IN INVESTING ACTIVITIES	(682)	(1,434)	(565)

CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	68	57	33
Other cash provided	9	1	12
NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES	77	58	45

Net change in cash and cash equivalents	(12)	(102)	259
Cash and cash equivalents, beginning of year	231	333	74

CASH AND CASH EQUIVALENTS, END OF YEAR	$219	$231	$333

SUPPLEMENTAL DISCLOSURES OF NON-CASH TRANSACTIONS
Bonds disposed and acquired	$50	$44	$61
Additional paid in capital		49
Assets in-kind received as premiums	12

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S - S T A T U T O R Y   B A S I S

1.              NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life & Annuity Company (the Company) is a stock life insurance company domiciled in the State of Arizona and a wholly owned subsidiary of Pacific Life Insurance Company (Pacific Life), a stock life insurance company domiciled in the State of Nebraska. Pacific Life is a wholly-owned subsidiary of Pacific LifeCorp, an intermediate stock holding company incorporated in the State of Delaware. Pacific LifeCorp is a wholly owned subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company incorporated in the State of Nebraska.

The Company markets and distributes life insurance and annuities in the United States. The Company is licensed to sell in all 50 states, including the State of New York.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions (AZ DIFI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the AZ DIFI. Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the AZ DIFI has the right to permit other specific practices, which deviate from prescribed practices, of which there were none.

NAIC SAP differs in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), which in some cases may be material. See Note 2.

The Company has evaluated events subsequent to December 31, 2024 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that require adjustments to these financial statements - statutory basis.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

In January 2024, the NAIC adopted Interpretation 23-04T, Scottish Re Life Reinsurance Liquidation Questions (INT 23-04T), which addresses accounting and reporting for reinsurance receivables from Scottish Re's estate including impairment analysis and admissibility of reinsurance recoverables. The Company had ceded and assumed reinsurance contracts in place with Scottish Re (U.S), Inc. As of December 31, 2023, all outstanding balances were immaterial and written off.

In September 2023, the NAIC issued Interpretation 23-03, Inflation Reduction Act - Corporate Alternative Minimum Tax (INT-23-03) which provides Corporate Alternative Minimum Tax (CAMT) reporting guidance effective for the year-end 2023 financial statements - statutory basis and periods thereafter. See Note 6.

Effective August 2023, the Company adopted revisions in Interpretation 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01) that provides amendments to SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instructions for the reporting of net negative (disallowed) Interest Maintenance Reserve (IMR) which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. As detailed within the revisions, this change will be effective until December 31, 2025, and automatically nullified on January 1, 2026, but the effective date can be adjusted. The Company did not have negative IMR as of December 31, 2024 and 2023.

During 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting issued by the Financial Accounting Standards Board. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024. The adoption of this standard did not have a material impact on the Company's financial statements - statutory basis.

Certain reclassifications have been made to the 2023 and 2022 financial statements - statutory basis to conform to the 2024 financial statements - statutory basis presentation.

FUTURE ADOPTION OF ACCOUNTING PRINCIPLES

During 2023, the NAIC adopted new statutory accounting principal revisions related to the principles-based bond project. These changes are primarily captured in amendments to SSAP No. 26 – Bonds and SSAP No. 43 – Loan-Backed and Structured Securities, which refine guidance for the principles-based bond project and are effective January 1, 2025.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including loan-backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. Investments in common stock and bonds, except for LBASS, are written down to fair value. Investments in LBASS are written down to the present value of cash flows expected to be collected, discounted at the security's effective interest rate. Any investment that the Company intends to sell or would be required to sell prior to recovery at a realized loss is written down to fair value. The Company records OTTI in net realized capital gains (losses) less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued. The Company generally recognizes interest income on its impaired loans upon receipt.

Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at unpaid principal balances.

The Company applies hedge accounting as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements - statutory basis in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax and any change in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized foreign exchange capital gain (loss) consistent with the hedged items. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities. The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the IMR. Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR and amortized to net investment income over the life of the bond.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The periodic cash flows resulting from the termination of derivative contracts are reflected on a gross basis within the statements of cash flows - statutory basis. Cash received on termination, resulting in a realized gain, is reported in miscellaneous proceeds with cash paid upon termination, resulting in a realized loss, reported in miscellaneous applications.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold. The IMR of $4 million and $5 million is included in other liabilities as of December 31, 2024 and 2023, respectively.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds is recognized on an accrual basis. Dividend income for common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted. Gross and admitted amounts for interest income due and accrued were $77 million as of December 31, 2024. Gross and admitted amounts for interest income due and accrued were $76 million as of December 31, 2023. The cumulative amount of paid-in-kind interest included in the principal balance was $5 million and $4 million as of December 31, 2024 and 2023, respectively.

Net realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners' Reserve Valuation Method (CRVM), or other modified reserve methods. Interest rate assumptions ranged from 2.0% to 4.5%. Reserves for individual variable annuities are held in accordance with VM-21. Reserves for individual fixed annuities are maintained using the Commissioners' Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.0% to 6.7%. Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.0% to 11.3%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the statements of operations - statutory basis when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability. Interest rates credited ranged from 1.0% to 6.5%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks, and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers, or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded, included in other income, relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. The amounts included in revenue adjustments on reinsurance ceded primarily represent ceded current and future policy benefits, net investment income, and net realized capital gains (losses) less tax related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2024, 2023 and 2022, individual life and annuity premiums assumed were an immaterial amount, and premiums ceded were $4 million. As of December 31, 2024 and 2023, reserve credits recorded on ceded reinsurance were $6 million.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $1 million as of December 31, 2024 and 2023.

REVENUES, BENEFITS AND EXPENSES

Life insurance and accident and health premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of PMHC, the Company's ultimate parent. The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable life and annuity contracts. The Company's separate accounts without guarantees consist of the variable annuities and variable life businesses where the assets of these accounts are carried at fair value and represent legally segregated contract holder funds. A separate account liability is recorded at fair value at an amount equal to the separate account asset. The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets. Amounts charged to the separate account for mortality, surrender, and expense charges are included in separate account fees in other income.

Separate account assets are primarily invested in mutual funds and hedge funds.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2024 and 2023, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the AZ DIFI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP primarily differs from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value, and net unrealized gains (losses) of bonds and cash equivalents are shown below. Cash equivalents were $195 million and $199 million as of December 31, 2024 and 2023, respectively. See Note 4 for information on the Company's fair value measurements.

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains (Losses)

	(In Millions)
December 31, 2024:
U.S. Government	$6	$6
All other governments	56	52	$(4)
U.S. states, territories, and possessions	9	8	(1)
U.S. political subdivisions of states, territories, and possessions	49	50	1
U.S. special revenue and special assessment obligations	314	309	(5)
Industrial and miscellaneous	5,311	5,006	(305)
Bank loans	30	31	1
LBASS:
Residential mortgage-backed securities (RMBS)	223	221	(2)
Commercial mortgage-backed securities (CMBS)	215	211	(4)
Other	947	960	13
Total	$7,160	$6,854	$(306)

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains (Losses)

	(In Millions)
December 31, 2023:
U.S. Government	$9	$9
All other governments	37	36	$(1)
U.S. states, territories, and possessions	9	8	(1)
U.S. political subdivisions of states, territories, and possessions	56	58	2
U.S. special revenue and special assessment obligations	362	377	15
Industrial and miscellaneous	4,887	4,683	(204)
Bank loans	131	131
LBASS:
RMBS	112	108	(4)
CMBS	168	160	(8)
Other	826	830	4
Total	$6,597	$6,400	$(197)

The book/adjusted carrying value and fair value of bonds and cash equivalents as of December 31, 2024, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value

	(In Millions)
Due in one year or less	$419	$419
Due after one year through five years	1,735	1,719
Due after five years through ten years	842	788
Due after ten years	2,779	2,536
	5,775	5,462
LBASS	1,385	1,392
Total	$7,160	$6,854

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(In Millions)
December 31, 2024:
U.S. Government	$6				$6
All other governments	29	$1	$11	$3	40	$4
U.S. states, territories, and possessions			8	1	8	1
U.S. political subdivisions of states, territories, and possessions	5		15		20
U.S. special revenue and special assessment obligations	51	2	57	16	108	18
Industrial and miscellaneous	896	23	2,321	357	3,217	380
Bank loans	9	1			9	1
LBASS:
RMBS	11		27	5	38	5
CMBS	22		36	6	58	6
Other	147	2	54	3	201	5
Total	$1,176	$29	$2,529	$391	$3,705	$420

December 31, 2023:
U.S. Government			$6		$6
All other governments			22	$2	22	$2
U.S. states, territories, and possessions			8	1	8	1
U.S. political subdivisions of states, territories, and possessions			22		22
U.S. special revenue and special assessment obligations			57	13	57	13
Industrial and miscellaneous	$110	$2	2,635	314	2,745	316
Bank loans	48				48
LBASS:
RMBS			33	6	33	6
CMBS	64		34	8	98	8
Other	102		93	5	195	5
Total	$324	$2	$2,910	$349	$3,234	$351

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary. The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The table below summarizes the OTTI by investment type:

	Years Ended December 31,
	2024	2023	2022

	(In Millions)
Bonds:
Issuer obligations	$4	$1
LBASS			$2
Mortgage loans		1
Total	$4	$2	$2

Proceeds, gross gains, and gross losses recognized on sales of bonds were $12 million, $0.4 million, and zero, respectively, for the year ended December 31, 2024. Proceeds, gross gains, and gross losses recognized on sales of bonds were $6 million, zero, and $0.2 million, respectively, for the year ended December 31, 2023. Proceeds, gross gains, and gross losses recognized on sales of bonds were $4 million, zero, and $0.1 million for the year ended December 31, 2022.

Bonds with a book/adjusted carrying value of $6 million as of December 31, 2024 and 2023, were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2024:
Construction and land development	8.88%	8.88%
Commercial	7.49%	6.33%

Year Ended December 31, 2023:
Construction and land development	8.84%	7.81%
Commercial	8.22%	6.11%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 69% as of December 31, 2024 and 2023.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Commercial	Mezzanine	Total

	(In Millions)
December 31, 2024:
Current	$556	$27	$583

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$46	$27	$73

	Commercial	Mezzanine	Total

	(In Millions)
December 31, 2023:
Current	$470	$27	$497

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$51	$27	$78

(1)   Excluded from the commercial amounts are mortgage loan participations where the sole participants are the Company and its parent company, Pacific Life. The total amounts were $510 million and $419 million as of December 31, 2024 and 2023, respectively.

The Company's investment in impaired commercial mortgage loans with no allowance for credit losses was zero and $14 million as of December 31, 2024 and 2023, respectively. Information on the Company's impaired commercial mortgage loans is as follows:

	Years Ended December 31,
	2024	2023	2022

	(In Millions)
Impairment loss recorded		$1
Average recorded investment		7
Interest income recognized		1

The Company's mortgage loans finance various types of properties primarily throughout the U.S. and Canada. The geographic distributions of the mortgage loans book/adjusted carrying value were as follows:

	December 31,		December 31,
	2024		2023

	($ In Millions)
Pacific	$224	38%	$168	34%
Atlantic	146	25%	137	28%
North Central	85	15%	78	16%
South Central	66	11%	47	9%
New England	33	6%	48	10%
Mountain	28	5%	17	3%
Canada	1	0%	2	0%
Total	$583	100%	$497	100%

As of December 31, 2024 and 2023, the carrying value of the largest single commercial loan was $33 million or 6% and $40 million or 8% of the mortgage loan carrying value, respectively. As of December 31, 2024 and 2023, the total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $40 million or 7% and $40 million or 8% of the mortgage loan carrying value, respectively.

For commercial mortgage loans, the Company reviews performance and credit quality on an on-going basis, including loan payment delinquencies and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan's debt service coverage ratio (DCR) and loan-to-value (LTV) ratio. The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV ratio compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTV ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV ratio indicates a greater excess of collateral value over the loan amount. The monitoring process focuses on higher risk loans, which includes those that are classified as restructured, delinquent, or in foreclosure, as well as loans with higher LTV ratios and lower DCRs. The DCRs and LTV ratios are updated routinely.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern, or Level 3 Significant Credit Concern. Loans in the No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV ratio and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. There may be disputes between the borrower and contractors. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength. This includes troubled debt restructurings (TDRs) performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors. Financial covenants may have been triggered due to declines in performance, and/or the borrower may have requested covenant relief. There may be disputes between the borrower and contractors. Loan credit profile, borrower sponsorship, and/or collateral value may have declined or given cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value, and/or borrower stability result in increased refinance risk. Likelihood for TDR, impairment, and loss is increased. This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure is the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 1 through Level 3 are placed on a watch list and monitored monthly, subject to the terms of the loan agreement. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

As of December 31, 2024 and 2023, the Company had no loans classified as Level 2.

The following tables present mortgage loan credit levels by type:

	December 31, 2024
	No Credit Concern		Level 1		Level 3		Total
	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR

	($ In Millions)
Apartment	$149	1.16					$149	1.16
Golf course	1	0.69					1	0.69
Industrial	89	1.72					89	1.72
Lodging	35	6.56					35	6.56
Office	194	1.36					194	1.36
Parking	12	2.61					12	2.61
Retail	67	1.71					67	1.71
Construction (1)	36						36
Total	$583	1.76	$—	$—	$—	$—	$583	1.76

	December 31, 2023
	No Credit Concern		Level 1		Level 3		Total
	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR

	($ In Millions)
Apartment	$70	1.54					$70	1.54
Golf course			$2	0.73			2	0.73
Industrial	49	1.60					49	1.60
Lodging	36	6.27					36	6.27
Office	221	1.66			$14	1.28	235	1.64
Retail	65	1.77			40	0.65	105	1.35
Total	$441	2.02	$2	0.73	$54	0.82	$497	1.89

(1)   Performance and credit quality does not consider DCRs for construction loans. These loans are reviewed based on LTV ratio, loan payment performance, and the construction progress and related costs for the underlying collateral project.

DEBT RESTRUCTURING

As of December 31, 2024 and 2023, the Company had investments in restructured loans and bonds of zero and $14 million, respectively. The realized capital losses related to these loans and bonds were zero for the years ended December 31, 2024, 2023 and 2022.

The Company did not have any modifications classified as TDRs during the years ended December 31, 2024 and 2022. During the year ended December 31, 2023, the Company modified one mortgage loan with a carrying value of $14 million. The Company granted two term extensions on the loan during the year ended December 31, 2023. The first modification extended the maturity date by five months, and the second modification further extended the maturity date by two months. The modification qualified as a TDR and an impairment loss of $1 million was recorded. The loan matured in 2024.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company's financial instruments that are carried at fair value or net asset value (NAV):

	December 31, 2024
	Level 1	Level 2	Level 3	NAV	Total

	(In Millions)
Assets:
Common stocks:
Industrial and miscellaneous			$6		$6
Derivatives:
Equity derivatives	$6		2		8
Separate account assets (1)	3,345			$19	3,364
Total	$3,351	$—	$8	$19	$3,378

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$22			$22
Total	$—	$22	$—	$—	$22

	December 31, 2023
	Level 1	Level 2	Level 3	NAV	Total

	(In Millions)
Assets:
Bonds:
Common stocks:
Industrial and miscellaneous			$5		$5
Derivatives:
Equity derivatives	$7		2		9
Separate account assets (1)	3,152			$16	3,168
Total	$3,159	$—	$7	$16	$3,182

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$18			$18
Total	$—	$18	$—	$—	$18

(1)   Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS AND COMMON STOCKS

The fair values of bonds and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company's management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management's analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers communicate on any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency swaps, interest rate swaps, equity options and equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, and to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the NAV obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, derivatives, privately held companies and private partnerships. The redemption frequency is quarterly. There are no remaining lockup periods or unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2024.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

				Total Gains (Losses)
	January 1, 2024	Transfers Into Level 3(1)	Transfers Out of Level 3(1)	Included in Net Income	Included in Surplus	Purchases	Sales	Settlements	December 31, 2024

	(In Millions)
Bonds
Issuer obligations					$(2)			$2	$—
Common stocks	$5					$1			6
Derivatives, net	2			$1		2		(3)	2
Total	$7	$—	$—	$1	$(2)	$3	$—	$(1)	$8

						Total Gains (Losses)
	January 1, 2023	Transfers Into Level 3(1)		Transfers Out of Level 3(1)		Included in Net Income	Included in Surplus	Purchases	Sales	Settlements	December 31, 2023

	(In Millions)
Bonds
Issuer obligations	$5	$3	(2)	$(4	)(3)					$(4)	$—
LBASS	3			(3	)(2)						—
Common stocks	6						$(1)				5
Derivatives, net	1					$1		$2		(2)	2
Total	$15	$3		$(7)		$1	$(1)	$2	$—	$(6)	$7

(1) Transfers in and/or out are recognized at the end of each quarter.

(2) Transferred into/out of Level 3 due to reclassifications to Issuer Obligations.

(3) Transferred out of Level 3 due to changes in fair value.

The admitted values and fair values of the Company's financial instruments are presented in the following table:

	December 31, 2024
							Not
							Practicable
	Fair	Admitted					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)

	(In Millions)
Assets:
Bonds	$6,659	$6,965		$6,438	$221
Common stocks	6	6			6
Mortgage loans	559	583		559
Cash and cash equivalents	219	219	$219
Contract loans	20	20			20
Derivatives, net	(14)	(14)	6	(22)	2
Other invested assets (1)	17	20		17
Separate account assets	3,364	3,364	3,345			$19
Liabilities:
Liability for deposit-type contracts	1,162	1,157			1,162
Separate account liability for deposit type contracts	1	1			1

	December 31, 2023
							Not
							Practicable
	Fair	Admitted					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)

	(In Millions)
Assets:
Bonds	$6,201	$6,398		$5,887	$314
Common stocks	5	5			5
Mortgage loans	452	497			452
Cash and cash equivalents	231	231	$231
Contract loans	19	19			19
Derivatives, net	(9)	(9)	7	(18)	2
Other invested assets (1)	23	25		23
Separate account assets	3,168	3,168	3,152			$16
Liabilities:
Liability for deposit-type contracts	1,068	1,036			1,068
Separate account liability for deposit type contracts	2	2			2

(1) Excludes investments accounted for under the equity method.

The tables above exclude the following financial instruments: investment income due and accrued and derivatives collateral receivable and payable. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2024 and 2023:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH AND CASH EQUIVALENTS

Cash equivalents are money market mutual funds that have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds. The carrying value of cash approximates the fair value.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract's cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist of surplus note investments held from other insurance providers. The fair value of the surplus note investments are priced by an independent pricing service as described for bonds above.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the estimated fair value of liability for deposit-type contracts are based on discounted cash flow methodologies using significant unobservable inputs.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

5.              DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk, collectively “market risk,” and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

The following table summarizes the notional amount, net carrying value, and net fair value of the Company's derivative instruments by derivative type. Cash collateral received from or pledged to counterparties is not included in the amounts below.

	Notional Amount	Net Carrying Value	Net Fair Value

	(In Millions)
December 31, 2024:
Equity call options	$45	$2	$2
Equity futures	130	6	6
Foreign currency swaps	1
Interest rate swaps	205	(22)	(22)
Total	$381	$(14)	$(14)

December 31, 2023:
Equity call options	$44	$2	$2
Equity futures	137	7	7
Equity total return swaps	27
Foreign currency swaps	2
Interest rate swaps	251	(18)	(18)
Total	$461	$(9)	$(9)

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

COLLATERAL

For OTC and OTC-cleared derivatives, the Company pledges and receives cash and asset collateral. Cash collateral received from counterparties was $2 million as of December 31, 2024 and 2023. Cash collateral pledged to counterparties was $24 million and $32 million as of December 31, 2024 and 2023, respectively.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. Cash pledged for initial margin was $6 million and $7 million as of December 31, 2024 and 2023, respectively.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity call options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

For the years ended December 31, 2024, 2023 and 2022, $2 million of option premium expense was recorded in net investment income for the one-year equity call options hedging life indexed account insurance products. This amount was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company may utilize total return swaps and exchange-traded futures based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets to U.S. dollar fixed or floating rate assets. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments that are denominated in foreign currencies.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The average and ending fair value of derivatives not designated as hedging instruments during and as of the periods presented are as follows:

	December 31, 2024			December 31, 2023
	Asset	Liability	Average Asset (Liability)	Asset	Liability	Average Asset (Liability)

	(In Millions)
Equity futures	$6		$6	$7		$8
Interest rate swaps		$22	(20)		$19	(27)
Total	$6	$22	$(14)	$7	$19	$(19)

The following table summarizes the surplus and net realized capital gains (losses) impact from derivative instruments not designated as hedging instruments:

	Years Ended December 31,			Years Ended December 31,
	2024	2023	2022	2024	2023	2022

	Surplus			Net Realized Capital Gains (Losses)

	(In Millions)
Equity futures	$11	$(12)	$8	$(27)	$(18)	$17
Interest rate swaps	(4)	34	(55)	(11)	(34)
Total	$7	$22	$(47)	$(38)	$(52)	$17

For the years ended December 31, 2024, 2023 and 2022, net gains (losses) from periodic net settlements and amortization recorded in net investment income were ($7) million, ($10) million and $5 million, respectively.

For equity call options with deferred financing premiums which are paid at the end of the derivative contract, summarized in the table below are the undiscounted future settled premium commitments, equity call option fair value and equity call option fair value excluding impact of discounted future settled premiums:

	December 31,
	2024	2023

	(In Millions)
Undiscounted future premium commitments
Equity call option fair value		$1
Equity call option fair value excluding impact of discounted future settled premiums		1

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of nonperformance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2024 and 2023, the Company’s financial strength ratings were above the specified level.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2024, 2023 and 2022. The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

6.              INCOME TAXES

The components of net deferred tax assets (DTAs) and deferred tax liabilities (DTLs) are as follows:

	December 31, 2024			December 31, 2023
	Ordinary	Capital	Total	Ordinary	Capital	Total

	(In Millions)
Gross DTAs	$96	$5	$101	$76	$6	$82
Statutory valuation allowance adjustment
Adjusted gross DTAs	96	5	101	76	6	82
Nonadmitted DTAs	51	2	53	45	3	48
Net admitted DTAs	45	3	48	31	3	34
DTLs	9	3	12	8	3	11
Net admitted DTAs (DTLs)	$36	$—	$36	$23	$—	$23

	Change during 2024
	Ordinary	Capital	Total

	(In Millions)
Gross DTAs	$20	$(1)	$19
Statutory valuation allowance adjustment
Adjusted gross DTAs	20	(1)	19
Nonadmitted DTAs	6	(1)	5
Net admitted DTAs	14	—	14
DTLs	1		1
Net admitted DTAs (DTLs)	$13	$—	$13

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2024			December 31, 2023
	Ordinary	Capital	Total	Ordinary	Capital	Total

	(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross DTAs expected to be realized after application of the threshold limitation	$36		$36	$23		$23
Adjusted gross DTAs expected to be realized following the balance sheet date	36		36	23		23
Adjusted gross DTAs allowed per limitation threshold			85			78
Adjusted gross DTAs offset by gross DTLs	9	$3	12	8	$3	11
DTAs admitted as the result of application of SSAP No. 101	$45	$3	$48	$31	$3	$34

	Change during 2024
	Ordinary	Capital	Total

	(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross DTAs expected to be realized after application of the threshold limitation	$13		$13
Adjusted gross DTAs expected to be realized following the balance sheet date	13		13
Adjusted gross DTAs allowed per limitation threshold			7
Adjusted gross DTAs offset by gross DTLs	1		1
DTAs admitted as the result of application of SSAP No. 101	$14	$—	$14

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows:

	December 31,
	2024	2023

	($ In Millions)
Ratio percentage	867%	722%
Amount of adjusted capital and surplus	$565	$521

As of December 31, 2024 and 2023, there was no impact on adjusted gross and net admitted DTAs due to tax planning strategies. The Company's tax planning strategies did not include the use of reinsurance.

Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2024	2023	2022	2024-2023	2023-2022

	(In Millions)
Federal income tax expense	$32	$16	$2	$16	$14
Federal income taxes on net capital gains (losses)	(3)			(3)
Total	$29	$16	$2	$13	$14

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2024	2023	Change

	(In Millions)
DTAs:
Ordinary:
Policyholder reserves	$73	$55	$18
Deferred acquisition costs	20	18	2
Compensation and benefits accrual	1	1	—
Other	2	2	—
Total	96	76	20
Nonadmitted DTAs	51	45	6
Admitted ordinary DTAs	45	31	14

Capital:
Investments	5	6	(1)
Nonadmitted DTAs	2	3	(1)
Admitted capital DTAs	3	3	—

Admitted DTAs	48	34	14

DTLs:
Ordinary:
Investments	8	7	1
Other	1	1	—
Total	9	8	1

Capital:
Investments	3	3	—

DTLs	12	11	1

Net admitted DTAs	$36	$23	$13

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2024	2023	Change

	(In Millions)
Total DTAs	$101	$82	$19
Total DTLs	12	11	1
Net DTA	$89	$71	18
Excluding tax effect of unrealized gains (losses)
Change in net operating deferred income tax			$18

Federal income tax expense is different from that which would be incurred by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2024	2023	2022

	(In Millions)
Provision computed at statutory rate	$13	$2	$(3)
Tax impact from derivative gains (losses) from surplus	1	5	(10)
Other	(3)	(3)	(3)
Total statutory income tax	$11	$4	$(16)

Federal income tax expense	$29	$17	$2
Change in net deferred income taxes	(18)	(13)	(18)
Total statutory income tax	$11	$4	$(16)

As of December 31, 2024 and 2023, the Company had no net operating loss carry-forwards or tax credit carry-forwards available for tax purposes. The Company had no investment tax credits. The Company had no benefits of operating loss carry-forwards. The Company had no Alternative Minimum Tax credit carry-forward. The Company had no adjustments of DTAs and DTLs for enacted changes in tax laws or a change in tax status. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs. The Company had no deposits under Section 6603 of the Internal Revenue Code.

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2024.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2022. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

The Inflation Reduction Act enacted on August 16, 2022 is effective January 1, 2023 and imposes a 15% CAMT on corporations with three-year average adjusted financial statement income over $1.0 billion. The CAMT is payable to the extent the CAMT liability exceeds the regular corporate income tax liability; however, any CAMT paid would be available as a credit with indefinite carryover that could reduce future regular tax in excess of CAMT.

Following the guidance of Statutory Accounting Principles Working Group INT 23-03, the Company has determined that it is an applicable reporting entity starting in 2024. CAMT has not been recognized on the financial statements - statutory basis for the year ended December 31, 2024, since the Company's regular tax liability exceeds its CAMT liability.

7.	CAPITAL AND SURPLUS

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to its parent is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the AZ DIFI for the declaration and payment of any dividend and (ii) approval by the AZ DIFI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2024 statutory results, the Company could pay up to $41 million in dividends during the year ending December 31, 2025 to Pacific Life without prior approval by the AZ DIFI. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

No dividends were paid during the years ended December 31, 2024, 2023, and 2022.

During the years ended December 31, 2024, 2023, and 2022, the Company received capital contributions in the form of bonds. from Pacific Life of zero, $49 million, and zero, respectively.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized losses, net, as of December 31, 2024 and 2023 was $18 million and $25 million, respectively.

8.	RELATED PARTY TRANSACTIONS

Pacific Life provides general administrative and investment management services to the Company under an administrative services agreement. Product contract services relating to the Company's variable universal life insurance, other life insurance, variable annuities and investment management services are under a separate services agreement. Effective March 2024, the Company provides certain administrative and special services to Pacific Life under an administrative service agreement. Amounts charged by Pacific Life to the Company for these services were $28 million, $34 million and $28 million for the years ended December 31, 2024, 2023 and 2022, respectively, and are primarily included in operating expenses. The Company reported $14 million and $5 million due to Pacific Life as of December 31, 2024 and 2023, respectively. It is the Company’s policy to settle these amounts no later than 90 days after the due date. Allocated operating expenses are not necessarily indicative of the total cost that would be incurred if the Company operated on a stand-alone basis.

During 2023 and 2024, participants previously covered by a group annuity contract at Pacific Life were transferred to the Company. As a result, the Company recognized $51 million and $8 million of premium revenue and an increase in reserves for the same amounts as of December 31, 2024 and 2023, respectively.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies based on the underlying audited U.S GAAP equity of the investee, except as otherwise disclosed below. These investments include affiliated companies as well as those where the Company has minor ownership interests.

PLFA is the investment adviser for the Pacific Select Fund, the investment vehicle provided to the Company’s variable life insurance policyholders and variable annuity contract owners. PLFA is owned 99% by Pacific Life and 1% by the Company. Distributions to the Company from PLFA, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income, with a corresponding reduction to unassigned surplus, when dividends are declared to the extent they are not in excess of undistributed accumulated earnings. Distributions from PLFA to the Company included in net investment income December 31, 2024, 2023 and 2022 were $5 million. Any undistributed net revenue and expense, net of tax, is recorded to unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Pacific Select Distributors, LLC (PSD), a wholly-owned broker-dealer subsidiary of Pacific Life, primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and Pacific Life. In connection with PSD’s distribution of these variable life and annuity contracts to the Company and Pacific Life, the Company incurred commission expense of $29 million, $27 million and $30 million during the years ended December 31, 2024, 2023 and 2022, respectively. A service plan was adopted by the Pacific Select Fund whereby Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured to or for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $4 million included in commission expense, for the years ended December 31, 2024, 2023 and 2022, respectively. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $2.0 billion as of December 31, 2024 and 2023, respectively. Related to these annuity contracts, the Company received $20 million, $56 million and $102 million of premium and annuity considerations and paid $128 million, $124 million and $124 million of current and future policy benefits for the years ended December 31, 2024, 2023 and 2022, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $1.1 billion and $996 million as of December 31, 2024 and 2023, respectively.

The Company has an agreement with Pacific Life to borrow up to $100 million at variable interest rates. There was no amount outstanding under the facility as of December 31, 2024 and 2023. The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company's admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $1.0 billion including any outstanding loans under any other affiliate lending agreements. The Company had no amount outstanding under the facility as of December 31, 2024 and 2023.

9.              RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

For policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2024 and 2023, the Company had $154 million and $204 million, respectively, of insurance in force for which gross premiums were less than the net premiums according to the valuation standard set by the AZ DIFI.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

The components for other reserve changes, which include the changes in separate account fair value, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves, changes in CRVM expense allowances, and impact of valuation system conversion, are as follows:

	December 31,
	2024	2023

	(In Millions)
Ordinary
Life Insurance		$(1)
Individual Annuities		(40)
Total	$—	$(41)

10.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

	December 31, 2024
Individual Annuities:	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$75		$75	1%
At book value less current surrender charge of 5% or more (1)	2,147		2,147	24%
At fair value		$3,220	3,220	36%
Total with market value adjustment or at fair value	2,222	3,220	5,442	61%
At book value without adjustment	1,250		1,250	14%
Not subject to discretionary withdrawal	2,205		2,205	25%
Total	$5,677	$3,220	$8,897	100%

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$416		$416

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

	December 31, 2024
Group Annuities:	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Millions)
Not subject to discretionary withdrawal	$434	$—	$434	100%
Total	$434	$—	$434	100%

	December 31, 2024
Deposit-type Contracts:	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$7		$7	1%
At fair value		$1	1
Total with market value adjustment or at fair value	7	1	8	1%
Not subject to discretionary withdrawal	1,150		1,150	99%
Total	$1,157	$1	$1,158	100%

	December 31, 2024
Total Individual and Group Annuities and Deposit-type Contracts:	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$82		$82	1%
At book value less current surrender charge of 5% or more (1)	2,147		2,147	20%
At fair value		$3,221	3,221	31%
Total with market value adjustment or at fair value	2,229	3,221	5,450	52%
At book value without adjustment	1,250		1,250	12%
Not subject to discretionary withdrawal	3,789		3,789	36%
Total	$7,268	$3,221	$10,489	100%

	December 31, 2023
	General	Separate Account		% of
Total Individual and Group Annuities and Deposit-type Contracts:	Account	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$87		$87	1%
At book value less current surrender charge of 5% or more (1)	127		127	1%
At fair value		$3,028	3,028	31%
Total with market value adjustment or at fair value	214	3,028	3,242	33%
At book value without adjustment	2,826		2,826	29%
Not subject to discretionary withdrawal	3,619	1	3,620	38%
Total	$6,659	$3,029	$9,688	100%

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company's Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the AZ DIFI, and are provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2024	2023

	(In Millions)
Annual Statement:
Annuities	$6,111	$5,623
Deposit-type contracts	1,157	1,036
Subtotal	7,268	6,659

Separate Accounts Annual Statement:
Annuities	3,220	3,027
Other contract deposit funds	2	2
Subtotal	3,222	3,029

Combined total	$10,490	$9,688

11.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves:

	December 31, 2024
	General Account			Separate Account Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve

	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$1
Universal life with secondary guarantees	8	$7	$8
Indexed universal life with secondary guarantees	45	44	45
Other permanent cash value life insurance	6	7	6
Variable universal life	17	17	17	$79	$79	$79

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			5
Disability - disabled lives			5
Miscellaneous reserves			1
Total (direct + assumed)	77	75	87	79	79	79
Reinsurance ceded			5
Total (net)	$77	$75	$82	$79	$79	$79

	December 31, 2023
	General Account			Separate Account Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve

	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$1
Universal life with secondary guarantees	10	$10	$10
Indexed universal life with secondary guarantees	48	47	49
Other permanent cash value life insurance	7	7	7
Variable universal life	18	18	18	$74	$74	$74

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			5
Disability - disabled lives			5
Miscellaneous reserves			1
Total (direct + assumed)	84	82	95	74	74	74
Reinsurance ceded			6
Total (net)	$84	$82	$89	$74	$74	$74

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health in the Company's Annual Statement and related Separate Accounts Annual Statement:

	December 31,
	2024	2023

	(In Millions)
Annual Statement:
Life insurance section	$81	$88

Separate Accounts Annual Statement:
Life insurance section	79	74
Total	$160	$162

12.            PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are immaterial for the years ended December 31, 2024 and 2023.

13.            SEPARATE ACCOUNTS

The Company utilizes Separate Accounts to record and account for assets and liabilities related to variable annuities and variable universal life. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders.

In accordance with the products recorded within the Separate Account, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

As of December 31, 2024 and 2023, the Company’s Separate Accounts Annual Statement included legally insulated assets of $3.4 billion and $3.2 billion, respectively. The assets legally insulated and not legally insulated from the General Account as of December 31, 2024 are attributed to the following products:

	Legally Insulated	Not Legally Insulated

	(In Millions)
Variable annuities	$3,285
Variable universal life	79
Total	$3,364

In accordance with the products recorded within the Separate Account, some separate account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk taken, the Separate Account paid risk charges as follows for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 of $21 million, $21 million, $20 million, $18 million, and $17 million, respectively.

For the years ended December 31, 2024, 2023, 2022, 2021, and 2020, the General Account of the Company had paid $0.3 million, $1 million, $0.9 million, zero, and $0.1 million, respectively, toward the Separate Account guarantees.

The Company has no Separate Accounts with guarantees. The Company's Separate Accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

Information regarding the Separate Accounts of the Company is as follows:

	Years Ended December 31,
	2024	2023

	(In Millions)
Premiums, considerations or deposits	$243	$230

	December 31,
	2024	2023

	(In Millions)
Reserves for accounts with assets at fair value	$3,301	$3,102

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value	$3,300	$3,102
Not subject to discretionary withdrawal	1
Total	$3,301	$3,102

	Years Ended December 31,
	2024	2023	2022

	(In Millions)
Transfers as reported in the summary of operations - statutory basis of the
Separate Accounts Annual Statement:
Transfers to separate accounts	$243	$230	$282
Transfers from separate accounts	386	335	251
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$(143)	$(105)	$31

14.	BORROWED MONEY

The Company is a member of the Federal Home Loan Bank of San Francisco (FHLB). The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements and insurance laws and regulations. The Company's estimated maximum borrowing capacity (after taking into account required collateralization levels) was $4 million and $6 million as of December 31, 2024 and 2023, respectively. However, asset eligibility determination is subject to the FHLB's discretion and to the availability of qualifying assets at the Company. The Company had no collateral pledged to the FHLB. Interest is at variable or fixed rates. The Company had no borrowing from the FHLB as of December 31, 2024 and 2023.

The Company is required to purchase stock in FHLB of San Francisco each time it receives an advance. As of December 31, 2024, and 2023, the Company held $5 million and $4 million, respectively, of restricted membership Class B stock of FHLB of San Francisco, which is recorded in common stock. All of the membership stock is not eligible for redemption.

15.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of December 31, 2024, the Company has no outstanding commitments for investments in subsidiary, controlled or affiliated entities, joint ventures, partnerships or limited liability companies.

As of December 31, 2024, the Company had $20 million of outstanding contractual obligations to acquire private placement securities for the General Account. As of December 31, 2024, the Company had $101 million of outstanding mortgage loan commitments for the General Account which were primarily advances available for construction loans.

In connection with the operations of PLFA, the Company and Pacific Life are obligated to contribute additional capital funding as may be required according to their respective membership percentages. There were no capital contributions to PLFA for the years ended December 31, 2024, 2023 and 2022.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company's financial statements - statutory basis. The Company believes adequate provision has been made in its financial statements - statutory basis for all probable and reasonably estimable losses for litigation claims against the Company, if any.

Issues were identified in a market conduct exam that may be indicative of potential losses. The Company has accrued a loss contingency based on management’s best estimate and does not expect these issues to have a materially adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the Internal Revenue Service (IRS) issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment of the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company's financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, the Company may record a contingent reserve for such matters. Management believes that Company liabilities related to such matters are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2024 and 2023, the estimated liability was zero. As of December 31, 2024 and 2023, the related premium tax receivable was $3 million and $2 million, respectively. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 1 for discussion of other contingencies related to reinsurance.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

Pacific Life & Annuity Company

S U P P L E M E N T A L   S C H E D U L E   O F   S E L E C T E D   F I N A N C I A L   D A T A

A S   O F   A N D   F O R   T H E   Y E A R   E N D E D   D E C E M B E R   3 1 ,   2 0 2 4

(In Millions)

Investment Income Earned
U.S. Government bonds
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	$350
Bonds of affiliates
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)
Common stocks of affiliates
Mortgage loans	32
Real estate
Contract loans	1
Cash, cash equivalents and short-term investments	18
Derivative instruments	(9)
Other invested assets	6
Aggregate write-ins for investment income	3
Gross Investment Income	$401

Real Estate Owned - Book Value less Encumbrances

Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages
Commercial mortgages	$556
Mezzanine	27
Total Mortgage Loans	$583

Mortgage Loans By Standing - Book Value:
Good standing	$583
Good standing with restructured terms
Interest overdue more than 90 days, not in foreclosure
Foreclosure in process

Other Long-Term Assets - Statement Value	$21

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds
Preferred stocks
Common stocks

Bonds and Short-Term Investments by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$465
Over 1 year through 5 years	2,508
Over 5 years through 10 years	1,078
Over 10 years through 20 years	1,570
Over 20 years	1,344
Total by Maturity	$6,965

Bonds by NAIC Designation - Statement Value:
NAIC 1	$3,951
NAIC 2	2,987
NAIC 3	23
NAIC 4	2
NAIC 5	2
NAIC 6
Total by NAIC Designation	$6,965

Total Bonds Publicly Traded	$4,181
Total Bonds Privately Traded	$2,784
Preferred Stocks - Book/Adjusted Carrying Value
Common Stocks - Fair Value	$6
Short-term Investments - Book/Adjusted Carrying Value
Options, Caps & Floors Owned - Statement Value	$2
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	$(22)
Futures Contracts Open - Current Value	$6
Cash Equivalents	$195
Cash on Deposit	$24

Life Insurance In Force, Net of Reinsurance:
Industrial
Ordinary	$2,364
Credit Life
Group Life	$158

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$1

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$5
Credit Life
Group Life	$157

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Ordinary - Involving Life Contingencies
Income Payable
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$147
Deferred - Fully Paid Account Balance	$3,400
Deferred - Not Fully Paid - Account Balance

Group
Amount of Income Payable	$38
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Other
Group	$2
Credit

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,157
Dividend Accumulations - Account Balance

Claim Payments 2024:
Group Accident and Health - Year Ended December 31, 2024
2024	$1
2023
2022
2021
2020
Prior

Other Accident and Health
2024
2023
2022
2021
2020
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves:
2024
2023
2022
2021
2020
Prior

Pacific Life & Annuity Company

S U P P L E M E N T A L   S U M M A R Y   I N V E S T M E N T   S C H E D U L E

D E C E M B E R   3 1 ,   2 0 2 4

($ In Millions)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Long-term bonds:
U.S. Governments	$6	0.080%	$6	0.080%
All other governments	56	0.715%	56	0.715%
U.S. states, territories, and possessions, etc., guaranteed	9	0.114%	9	0.114%
U.S. political subdivisions of states, territories, and possessions, guaranteed	49	0.622%	49	0.622%
U.S. special revenue and special assessment obligations, etc., non-guaranteed	493	6.266%	490	6.228%
Industrial and miscellaneous	6,322	80.432%	6,325	80.470%
Unaffiliated bank loans	30	0.382%	30	0.382%
Total long-term bonds	6,965	88.611%	6,965	88.611%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	6	0.078%	6	0.078%
Total common stocks	6	0.078%	6	0.078%

Mortgage loans:
Commercial mortgages	556	7.075%	556	7.075%
Mezzanine real estate loans	27	0.340%	27	0.340%
Total mortgage loans	583	7.415%	583	7.415%

Cash and cash equivalents:
Cash	24	0.311%	24	0.311%
Cash equivalents	195	2.476%	195	2.476%
Total cash and cash equivalents	219	2.787%	219	2.787%

Contract loans	20	0.253%	20	0.253%
Derivatives	9	0.108%	9	0.108%
Receivables for securities **	4	0.053%	4	0.053%
Other invested assets	54	0.695%	54	0.695%
Total invested assets	$7,860	100.000%	$7,860	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

**Included in Other invested assets in the Annual Statement.

Pacific Life & Annuity Company

S U P P L E M E N T A L   S C H E D U L E   O F   I N V E S T M E N T   R I S K   I N T E R R O G A T O R I E S

D E C E M B E R   3 1 ,   2 0 2 4

The Company's total admitted assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) were $8.0 billion as of December 31, 2024.

1.	The 10 largest exposures to a single issuer/borrower/investment are as follows:

	(In Millions)	Percentage of Total Admitted Assets
RTX Corporation (Bond)	$65	0.8%
IBM Corporation (Bond)	65	0.8%
Amgen Inc (Bond)	57	0.7%
Comcast Corporation (Bond)	47	0.6%
Bank of America Corporation (Bond)	45	0.6%
AT&T Corporation (Bond)	41	0.5%
BSCH II Issuer LP (Bond)	40	0.5%
Commercial loan (Mortgage Loan)	40	0.5%
The AES Corporation (Bond)	37	0.5%
Truist Financial Corporation (Bond)	35	0.4%

2.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation are as follows:

	(In Millions)	Percentage of Total Admitted Assets		(In Millions)	Percentage of Total Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$3,951	49.5%	NAIC 1
NAIC 2	2,987	37.4%	NAIC 2
NAIC 3	23	0.3%	NAIC 3
NAIC 4	2	0.0%	NAIC 4
NAIC 5	2	0.0%	NAIC 5
NAIC 6			NAIC 6

3.	Assets held in foreign investments totaled $1.2 billion, which represents 15.0% of Total Admitted Assets.

a.	The aggregate foreign investment exposure, categorized by NAIC sovereign designation is as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$1,038	13.0%
Countries designated NAIC 2	134	1.7%
Countries designated NAIC 3 or below	28	0.4%

b.	The largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: United Kingdom	$293	3.7%
Country: Cayman Islands	262	3.3%
Countries designated NAIC 2
Country: Mexico	60	0.7%
Country: Italy	26	0.3%
Countries designated NAIC 3 or below
Country: Brazil	13	0.2%
Country: Barbados	8	0.1%

c.	The 10 largest non-sovereign (i.e., non-governmental) foreign issues are as follows:

NAIC Designation	Issuer	(In Millions)	Percentage of Total Admitted Assets
1.E FE/1.G FE	Lloyds TSB Bank Group PLC	$35	0.4%
1.E FE/1.G FE	Danske Bank A/S	35	0.4%
1.F FE	Banco Santander	30	0.4%
1.E FE	BP Capital Markets PLC	25	0.3%
2.C FE	Avolon Holdings Limited	25	0.3%
2.A FE	ABN AMRO Bank NV	22	0.3%
2.A FE	Deutsche Telekom AG	21	0.3%
1.E PL	Bridgepoint US	21	0.3%
1.C FE	Platinum Securities Ky	21	0.3%
1.G FE	Standard Chartered PLC	20	0.3%

4.	The amount and percentage of Total Admitted Assets held in Canadian investments totaled $213 million, which represent 2.7% of Total Admitted Assets.

5.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets.

6.	Assets held in equity interest are less than 2.5% of Total Admitted Assets.

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets.

a.	The 10 largest fund managers are as follows:

	Total
Fund Manager	Invested	Diversified

	(In Millions)
Walkers Fiduciary Limited	$1	$1

8.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets.

9.	The amounts and percentages of Total Admitted Assets held in mortgage loans are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties are as follows:

Type (Residential, Commercial, Agricultural)	(In Millions)	Percentage of Total Admitted Assets
Commercial loan	$33	0.4%
Commercial loan	30	0.4%
Commercial loan	30	0.4%
Commercial loan	27	0.3%
Commercial loan	25	0.3%
Commercial loan	25	0.3%
Commercial loan	25	0.3%
Commercial loan	21	0.3%
Commercial loan	20	0.3%
Commercial loan	20	0.3%

10.	The amounts and percentages of Total Admitted Assets held in the following categories of mortgage loans are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Construction loans	$36	0.5%

11.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2024 are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Commercial:
Below 70%	$583	7.3%

12.	Assets held in real estate are less than 2.5% of Total Admitted Assets.

13.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets.

14.	The Company has no securities lending agreements, repurchase agreements, or reverse repurchase agreements.

15.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Owned:
Hedging	$2	0.0%

16.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2024	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter

	($ In Millions)
Hedging	$4	0.0%	$4	$4	$4

17.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2024	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter

	($ In Millions)
Hedging	$6	0.1%	$5	$5	$7

Pacific Life & Annuity Company

S U P P L E M E N T A L   S C H E D U L E   O F   R E I N S U R A N C E   D I S C L O S U R E S

D E C E M B E R   3 1 ,   2 0 2 4

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2024 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2024 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.